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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	09/30/14

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VK-VIAMFR-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.81%

Aerospace & Defense–1.91%

Honeywell International Inc.	113,977	$ 10,613,538
Precision Castparts Corp.	15,252	3,612,894
		14,226,432

Agricultural Products–0.96%

Archer-Daniels-Midland Co.	140,157	7,162,023

Apparel, Accessories & Luxury Goods–1.12%

Michael Kors Holdings Ltd. (b)	117,457	8,385,255

Application Software–2.75%

salesforce.com, inc. (b)	283,050	16,283,867
Splunk Inc. (b)	76,553	4,237,974
		20,521,841

Asset Management & Custody Banks–1.11%

Ameriprise Financial, Inc.	67,321	8,306,065

Biotechnology–10.98%

Alkermes PLC (b)	151,074	6,476,542
Amgen Inc.	59,623	8,374,647
Biogen Idec Inc. (b)	35,794	11,841,013
Celgene Corp. (b)	194,610	18,445,136
Gilead Sciences, Inc. (b)	345,881	36,819,032
		81,956,370

Brewers–0.98%

Anheuser-Busch InBev N.V. -ADR (Belgium)	66,054	7,322,086

Cable & Satellite–7.11%

Comcast Corp. -Class A	104,849	5,638,779
DISH Network Corp. -Class A (b)	472,544	30,516,892
Time Warner Cable Inc.	117,818	16,905,705
		53,061,376

Communications Equipment–1.59%

F5 Networks, Inc. (b)	46,899	5,568,787
QUALCOMM, Inc.	84,403	6,310,812
		11,879,599

Construction & Engineering–3.60%

Fluor Corp.	137,910	9,211,009
Jacobs Engineering Group, Inc. (b)	173,466	8,468,610
Quanta Services, Inc. (b)	253,489	9,199,116
		26,878,735

Construction Materials–1.07%

Martin Marietta Materials, Inc.	62,089	8,005,756

Consumer Electronics–0.98%

Harman International Industries, Inc.	74,815	7,334,863

	Shares	Value

Data Processing & Outsourced Services–3.33%

Alliance Data Systems Corp. (b)	21,676	$ 5,381,500
MasterCard, Inc. -Class A	263,654	19,489,304
		24,870,804

Drug Retail–1.02%

CVS Health Corp.	95,655	7,613,181

Fertilizers & Agricultural Chemicals–0.81%

Monsanto Co.	53,941	6,068,902

Footwear–0.69%

NIKE, Inc. -Class B	58,095	5,182,074

Health Care Distributors–0.81%

McKesson Corp.	31,187	6,071,173

Health Care Facilities–0.98%

HCA Holdings, Inc. (b)	103,558	7,302,910

Home Entertainment Software–0.83%

Activision Blizzard, Inc.	298,800	6,212,052

Home Improvement Retail–2.83%

Lowe’s Cos., Inc.	399,654	21,149,690

Hotels, Resorts & Cruise Lines–2.46%

Carnival Corp.	366,272	14,713,146
Royal Caribbean Cruises Ltd.	54,629	3,675,985
		18,389,131

Household Appliances–1.01%

Whirlpool Corp.	51,830	7,549,040

Industrial Conglomerates–1.01%

Roper Industries, Inc.	51,671	7,558,951

Industrial Machinery–1.04%

Flowserve Corp.	109,795	7,742,743

Insurance Brokers–0.92%

Aon PLC	78,016	6,839,663

Internet Retail–4.40%

Amazon.com, Inc. (b)	38,128	12,293,992
Priceline Group Inc. (The) (b)	17,745	20,559,002
		32,852,994

Internet Software & Services–14.03%

Alibaba Group Holding Ltd. -ADR (China)(b)	66,400	5,899,640
Baidu, Inc. -ADR (China)(b)	21,124	4,609,891
Facebook Inc. -Class A (b)	539,982	42,680,177
Google Inc. -Class A (b)	36,614	21,544,044
Google Inc. -Class C (b)	34,279	19,791,323
Yelp Inc. (b)	149,599	10,210,132
		104,735,207

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Investment Banking & Brokerage–1.15%

Morgan Stanley	248,958	$ 8,606,478

IT Consulting & Other Services–0.35%

Cognizant Technology Solutions Corp. -Class A (b)	59,178	2,649,399

Life Sciences Tools & Services–1.02%

Thermo Fisher Scientific, Inc.	62,311	7,583,249

Movies & Entertainment–1.32%

Twenty-First Century Fox, Inc. -Class A	153,150	5,251,513
Walt Disney Co. (The)	51,454	4,580,950
		9,832,463

Oil & Gas Equipment & Services–2.54%

Baker Hughes Inc.	82,047	5,337,978
Halliburton Co.	211,814	13,664,121
		19,002,099

Oil & Gas Exploration & Production–2.12%

Anadarko Petroleum Corp.	103,623	10,511,517
Pioneer Natural Resources Co.	27,178	5,353,251
		15,864,768

Pharmaceuticals–3.90%

AbbVie Inc.	127,765	7,379,706
Actavis PLC (b)	53,878	12,999,684
Allergan, Inc.	22,700	4,044,913
Bristol-Myers Squibb Co.	91,328	4,674,167
		29,098,470

Railroads–1.65%

Canadian Pacific Railway Ltd. (Canada)	37,029	7,682,407
Union Pacific Corp.	42,486	4,606,332
		12,288,739

Semiconductor Equipment–0.54%

Applied Materials, Inc.	186,962	4,040,249

Semiconductors–2.44%

Micron Technology, Inc. (b)	212,154	7,268,396
NXP Semiconductors N.V. (Netherlands)(b)	159,657	10,925,329
		18,193,725

Soft Drinks–0.63%

Monster Beverage Corp. (b)	51,448	4,716,238

Specialized REIT’s–1.07%

American Tower Corp.	85,400	7,996,002

Systems Software–3.03%

ServiceNow, Inc. (b)	155,547	9,143,052
VMware, Inc. -Class A (b)	143,509	13,466,885
		22,609,937

Technology Hardware, Storage & Peripherals–4.24%

Apple Inc.	314,143	31,649,907

	Shares	Value

Wireless Telecommunication Services–3.48%

Sprint Corp. (b)	4,092,930	$ 25,949,176
Total Common Stocks & Other Equity Interests
(Cost $515,113,530)		745,259,815

Money Market Funds–0.08%

Liquid Assets Portfolio – Institutional Class (c)	278,588	278,588
Premier Portfolio – Institutional Class (c)	278,589	278,589
Total Money Market Funds (Cost $557,177)		557,177
TOTAL INVESTMENTS–99.89% (Cost $515,670,707)		745,816,992
OTHER ASSETS LESS LIABILITIES–0.11%		834,444
NET ASSETS–100.00%		$ 746,651,436

Investment Abbreviations:

ADR             —American Depositary Receipt

REIT            —Real Estate Investment Trust

Notes	to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco V.I. American Franchise Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. American Franchise Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $354,407,091 and $483,912,743, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$236,459,361
Aggregate unrealized (depreciation) of investment securities	(7,591,845)
Net unrealized appreciation of investment securities	$228,867,516
Cost of investments for tax purposes is $516,949,476.

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VK-VIAMVA-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks–95.71%

Aerospace & Defense–2.12%

Textron Inc.	236,817	$ 8,523,044

Air Freight & Logistics–1.21%

UTi Worldwide, Inc. (b)	456,043	4,847,737

Alternative Carriers–2.56%

tw telecom inc. (b)	247,334	10,291,568

Apparel Retail–3.17%

Ascena Retail Group, Inc. (b)	634,462	8,438,344
Express, Inc. (b)	276,065	4,309,375
		12,747,719

Application Software–5.59%

Cadence Design Systems, Inc. (b)	499,280	8,592,609
Citrix Systems, Inc. (b)	194,720	13,891,325
		22,483,934

Asset Management & Custody Banks–3.47%

American Capital Ltd. (b)	334,156	4,731,649
Northern Trust Corp.	135,351	9,207,928
		13,939,577

Auto Parts & Equipment–4.54%

Dana Holding Corp.	374,344	7,176,174
Johnson Controls, Inc.	251,880	11,082,720
		18,258,894

Automotive Retail–1.96%

Advance Auto Parts, Inc.	60,552	7,889,926

Building Products–3.63%

Masco Corp.	261,351	6,251,516
Owens Corning Inc.	263,380	8,362,315
		14,613,831

Communications Equipment–2.02%

Ciena Corp. (b)	486,757	8,138,577

Diversified Banks–2.70%

Comerica Inc.	217,587	10,848,888

Diversified Chemicals–2.41%

Eastman Chemical Co.	119,676	9,680,592

Electric Utilities–2.05%

Edison International	147,385	8,241,769

Health Care Equipment–2.10%

CareFusion Corp. (b)	187,001	8,461,795

	Shares	Value

Health Care Facilities–7.15%

Brookdale Senior Living Inc. (b)	242,127	$ 7,801,332
HealthSouth Corp.	268,236	9,897,908
Universal Health Services, Inc. -Class B	105,945	11,071,253
		28,770,493

Heavy Electrical Equipment–1.86%

Babcock & Wilcox Co. (The)	269,940	7,474,639

Human Resource & Employment Services–1.70%

Robert Half International, Inc.	139,271	6,824,279

Industrial Machinery–6.85%

Ingersoll-Rand PLC	157,769	8,891,861
Pentair PLC (United Kingdom)	132,152	8,654,634
Snap-on Inc.	82,550	9,995,154
		27,541,649

Insurance Brokers–4.71%

Arthur J. Gallagher & Co.	95,841	4,347,348
Marsh & McLennan Cos., Inc.	159,707	8,359,064
Willis Group Holdings PLC	151,060	6,253,884
		18,960,296

Investment Banking & Brokerage–2.25%

Stifel Financial Corp. (b)	193,107	9,054,787

IT Consulting & Other Services–2.61%

Teradata Corp. (b)	250,614	10,505,739

Life Sciences Tools & Services–1.53%

PerkinElmer, Inc.	141,194	6,156,058

Multi-Sector Holdings–0.27%

FNFV Group (b)	78,409	1,078,908

Multi-Utilities–0.97%

CenterPoint Energy, Inc.	160,010	3,915,445

Oil & Gas Equipment & Services–1.85%

AMEC PLC (United Kingdom)	418,278	7,446,188

Oil & Gas Exploration & Production–1.91%

Newfield Exploration Co. (b)	206,858	7,668,226

Oil & Gas Storage & Transportation–2.05%

ONEOK, Inc.	4,771	312,739
Williams Cos., Inc. (The)	143,135	7,922,522
		8,235,261

Packaged Foods & Meats–3.35%

ConAgra Foods, Inc.	408,022	13,481,047

Paper Packaging–0.80%

Sealed Air Corp.	92,000	3,208,960

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Property & Casualty Insurance–4.06%

ACE Ltd.	77,836	$ 8,162,661
FNF Group	294,513	8,169,791
		16,332,452

Real Estate Operating Companies–2.59%

Forest City Enterprises, Inc. -Class A (b)	532,639	10,418,419

Regional Banks–5.76%

BB&T Corp.	246,535	9,173,567
Wintrust Financial Corp.	187,861	8,391,751
Zions Bancorp.	193,450	5,621,657
		23,186,975

Specialty Chemicals–1.96%

W.R. Grace & Co. (b)	86,584	7,873,949

Technology Hardware, Storage & Peripherals–1.95%

Diebold, Inc.	80,412	2,840,152
NetApp, Inc.	116,782	5,016,955
		7,857,107
Total Common Stocks (Cost $314,076,687)		384,958,728

Money Market Funds–4.32%

Liquid Assets Portfolio – Institutional Class (c)	8,685,107	8,685,107
Premier Portfolio – Institutional Class (c)	8,685,108	8,685,108
Total Money Market Funds (Cost $17,370,215)		17,370,215
TOTAL INVESTMENTS–100.03% (Cost $331,446,902)		402,328,943
OTHER ASSETS LESS LIABILITIES–(0.03)%		(113,016)
NET ASSETS–100.00%		$ 402,215,927

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco V.I. American Value Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$394,882,755	$7,446,188	$--	$402,328,943
Forward Foreign Currency Contracts*	--	45,520	--	45,520
Total Investments	$394,882,755	$7,491,708	$--	$402,374,463
*	Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement			Contract to			Notional	Unrealized
Date	Counterparty		Deliver		Receive	Value	Appreciation

10/31/2014	Bank of New York Mellon (The)	GBP	1,714,776	USD	2,802,356	$2,779,302	$23,054

10/31/2014	State Street Bank and Trust Co.	GBP	1,720,332	USD	2,810,773	2,788,307	22,466

Total open forward foreign currency contracts – Currency Risk							$45,520

    Currency Abbreviations:

    GBP -- British Pound Sterling

    USD -- U.S. Dollar

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,675	$25,124
Expired	(1,675)	(25,124)
End of period	--	$--

Invesco V.I. American Value Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $147,162,000 and $230,245,936, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$81,109,229

Aggregate unrealized (depreciation) of investment securities	(11,038,689)

Net unrealized appreciation of investment securities	$70,070,540
Cost of investments for tax purposes is $332,258,403.

Invesco V.I. American Value Fund

Invesco V.I. Balanced Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIIBRA-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–13.58%

U.S. Treasury Bills–7.48%(a)

U.S. Treasury Bills (b)	0.02%	10/02/14	$7,020,000	$7,019,999
U.S. Treasury Bills (b)	0.02%	10/09/14	7,240,000	7,239,984
U.S. Treasury Bills (b)	0.05%	12/04/14	6,700,000	6,699,820
U.S. Treasury Bills (b)(c)	0.05%	12/11/14	21,980,000	21,979,564
U.S. Treasury Bills (b)	0.02%	12/18/14	3,569,000	3,568,883
U.S. Treasury Bills (b)	0.03%	12/18/14	811,000	810,974
U.S. Treasury Bills (b)	0.04%	12/18/14	2,640,000	2,639,914
U.S. Treasury Bills (b)(c)	0.10%	01/08/15	4,000,000	3,999,834
U.S. Treasury Bills (b)	0.05%	01/15/15	6,000,000	5,999,822
U.S. Treasury Bills (b)	0.05%	01/22/15	5,600,000	5,599,735
U.S. Treasury Bills (b)	0.06%	01/29/15	9,020,000	9,019,397
				74,577,926

U.S. Treasury Notes–6.10%

U.S. Treasury Notes (b)(d)	0.06%	01/31/16	30,310,000	30,316,725
U.S. Treasury Notes (c)(d)	0.08%	04/30/16	25,555,000	25,568,230
U.S. Treasury Notes (d)	0.09%	07/31/16	4,860,000	4,862,836
				60,747,791
Total U.S. Treasury Securities (Cost $135,298,507)				135,325,717

		Expiration Date
Commodity-Linked Securities–2.50%

Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (e)		09/17/15	17,100,000	13,046,587
Canadian Imperial Bank of Commerce, Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the Canadian Imperial Bank of Commerce Custom 2 Agriculture Commodity Index, multiplied by two) (e)		09/28/15	10,400,000	8,106,082
RBC Capital Markets, LLC, Commodity Linked Notes, U.S. Federal Funds Effective Rate minus 0.04% (linked to the RBC Enhanced Agricultural Basket 01 Excess Return Index, multiplied by two) (e)		08/24/15	5,350,000	3,802,921
Total Commodity-Linked Securities (Cost $32,850,000)				24,955,590

			Shares
Money Market Funds–122.93%

Government & Agency Portfolio—Institutional Class (f)			182,479,978	182,479,978
Invesco V.I. Money Market Fund—Series I (f)			17,440,309	17,440,309
Liquid Assets Portfolio—Institutional Class (f)			222,734,663	222,734,663
Premier Portfolio—Institutional Class (f)			202,755,531	202,755,531
STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland) (f)			193,697,911	193,697,911
STIC Prime Portfolio—Institutional Class (f)			162,204,425	162,204,425
Treasury Portfolio—Institutional Class (f)			243,603,058	243,603,058
Total Money Market Funds (Cost $1,224,915,875)				1,224,915,875
TOTAL INVESTMENTS–139.01% (Cost $1,393,064,382)				1,385,197,182
OTHER ASSETS LESS LIABILITIES–(39.01)%				(388,743,920)
NET ASSETS–100.00%				$996,453,262

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(g)
Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long		284	March-2015	$27,465,640	$(1,808,303)
Gas Oil	Long		110	November-2014	8,890,750	(101,732)
Gasoline Reformulated Blendstock Oxygenate Blending	Long		305	November-2014	31,221,813	(933,965)
Silver	Long		353	December-2014	30,105,605	(4,346,056)
WTI Crude	Long		313	November-2014	28,533,080	(546,234)
Subtotal—Commodity Risk						(7,736,290)
Australia 10 Year Bonds	Long		2,230	December-2014	235,846,141	2,531,241
Canada 10 Year Bonds	Long		2,020	December-2014	244,369,676	(1,579,090)
Euro Bonds	Long		1,244	December-2014	235,204,448	1,039,219
Japan 10 Year Bonds	Long		132	December-2014	175,534,604	151,471
Long Gilt	Long		1,288	December-2014	236,248,268	1,354,527
U.S. Treasury 20 Year Bonds	Long		910	December-2014	125,494,688	(1,205,680)
Subtotal—Interest Rate Risk						2,291,688
Dow Jones EURO STOXX 50 Index	Long		2,725	December-2014	110,925,185	341,182
E-Mini S&P 500 Index	Long		735	December-2014	72,232,125	(690,267)
FTSE 100 Index	Long		972	December-2014	104,089,892	(2,590,239)
Hang Seng Index	Long		477	October-2014	70,092,855	(3,237,824)
Russell 2000 Index Mini	Long		560	December-2014	61,409,600	(3,587,754)
Tokyo Stock Price Index	Long		700	December-2014	84,667,639	2,238,500
Subtotal—Market Risk						(7,526,402)
Total Futures Contracts						$(12,971,004)

Swap Agreements		Counterparty		Termination Date
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	151,800	June-2015	$25,736,005	$0
Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	64,500	May-2015	44,669,475	0
Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	52,300	May-2015	28,524,164	(555,050)
Receive a return equal to the Single Commodity Gold Excess Return Index and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Cargill, Inc.	16,700	May-2015	15,422,528	0
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank of Commerce	331,500	April-2015	28,481,021	(664,757)
Receive a return equal to the Goldman Sachs Alpha Basket B765 Excess Return Strategy and pay the product of (i) 0.45% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	27,700	June-2015	14,580,466	0
Receive a return equal to the J.P. Morgan Bespoke Commodity Index and pay the product of (i) 0.49% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	12,900	June-2015	7,670,554	(23,690)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	190,000	April-2015	$19,444,315	$(100,586)
Receive a return equal to the Macquarie Commodity Customized Product 118E Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Macquarie Bank Limited	65,500	July-2015	19,660,965	(36,732)
Receive a return equal to the S&P GSCI Aluminum Dynamic Roll Index Excess Return and pay the product of (i) 0.38% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Morgan Stanley Capital Services LLC	227,000	October-2014	26,237,318	103,989
Subtotal—Commodity Risk						(1,276,826)
Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Value	Long	Goldman Sachs International	219	December-2014	40,169,542	114,258
Subtotal—Interest Rate Risk						114,258
Receive a return equal to the Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs International	226	October-2014	33,209,613	(1,546,873)
Subtotal—Market Risk						(1,546,873)
Total Swap Agreements						$(2,709,441)

Investments Abbreviations:

EMTN	—	European Medium-Term Notes
LIBOR	—	London InterBank Offered Rate

Index Information:

Monthly Rebalance Commodity Excess Return Index	—	a commodity index composed of futures contracts on Soybean Meal, Soybeans, Sugar No.11 and Cotton No.2.

Canadian Imperial Bank of Commerce Custom 2 Agriculture Commodity Index	—	a commodity index composed of futures contracts on Sugar, Soybeans, Soybean Meal, and Cotton.

RBC Enhanced Agricultural Basket 01 Excess Return Index	—	a commodity index composed of futures contracts on Cotton, Soybeans, Soybean Meal and Sugar.

Merrill Lynch Gold Excess Return Index	—	a commodity index composed of futures contracts on gold.

MLCX Dynamic Enhanced Copper Excess Return Index	—	a commodity index composed of futures contracts on copper.

Barclays Commodity Strategy 1452 Excess Return Index	—	a commodity index that provides exposure to futures contracts on copper.

Single Commodity Gold Excess Return Index	—	a commodity index composed of futures contracts on gold.

CIBC Dynamic Roll LME Copper Excess Return Index	—	a commodity index composed of futures contracts on copper.

Goldman Sachs Alpha Basket B765 Excess Return Strategy	—	a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybean, Soybean Meal and Live Cattle.

J.P. Morgan Bespoke Commodity Index	—	an index comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Soybean, Soybean Meal, Seasonal Sugar and Live Cattle.

S&P GSCI Gold Index Excess Return	—	a commodity index composed of futures contracts on gold.

Macquarie Commodity Customized Product 118E Index	—	a basket of four indices that provide exposure to various components of the agricultural markets. The underlying commodities comprising the indices are: Sugar, Cotton, Soybeans, and Soybean Meal.

S&P GSCI Aluminum Dynamic Roll Index Excess Return	—	a commodity index composed of futures contracts on aluminum.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(c)	All or a portion of the value was designated as collateral for swap agreements. See Note 1G and Note 3.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2014.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $24,955,590, which represented 2.50% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

(g)	Futures contracts collateralized by $31,761,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Balanced-Risk Allocation Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of

Invesco V.I. Balanced-Risk Allocation Fund

G.	Swap Agreements – (continued)

amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,224,915,875	$—	$—	$1,224,915,875
U.S. Treasury Securities	—	135,325,717	—	135,325,717
Commodity-Linked Securities	—	24,955,590	—	24,955,590
	1,224,915,875	160,281,307	—	1,385,197,182
Futures Contracts*	(12,971,004)	—	—	(12,971,004)
Swap Agreements*	—	(2,709,441)	—	(2,709,441)
Total Investments	$1,211,944,871	$157,571,866	$—	$1,369,516,737
*	Unrealized appreciation (depreciation).

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2014:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts (a)	$ —	$ (7,736,290)
Swap agreements	103,989	(1,380,815)
Interest rate risk:
Futures contracts (a)	5,076,458	(2,784,770)
Swap agreements	114,258	—
Market risk:
Futures contracts (a)	2,579,682	(10,106,084)
Swap agreements	—	(1,546,873)
Total	$7,874,387	$(23,554,832)

(a)      Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$ (6,806,991)	$ 234,474
Interest rate risk	78,049,438	3,426,696
Market risk	30,968,584	689,015
Change in Unrealized Appreciation (Depreciation):
Commodity risk	(7,889,910)	(1,544,791)
Interest rate risk	12,752,172	114,258
Market risk	(29,793,964)	(1,546,873)
Total	$ 77,279,329	$ 1,372,779

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,671,503,994	$251,887,969

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $42,750,000 and $40,203,568, respectively. During the same period, purchases of U.S. Treasury obligations were $60,726,900. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$27,210
Aggregate unrealized (depreciation) of investment securities	(7,894,410)
Net unrealized appreciation (depreciation) of investment securities	$(7,867,200)
Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VK-VICOM-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.28%

Aerospace & Defense–1.81%

Honeywell International Inc.	176,543	$ 16,439,684
Textron Inc.	647,992	23,321,232
		39,760,916

Aluminum–1.08%

Alcoa Inc.	1,468,692	23,631,254

Apparel, Accessories & Luxury Goods–0.39%

Fossil Group, Inc. (b)	91,822	8,622,086

Application Software–1.68%

Autodesk, Inc. (b)	229,945	12,669,969
Citrix Systems, Inc. (b)	336,746	24,023,460
		36,693,429

Asset Management & Custody Banks–3.42%

Bank of New York Mellon Corp. (The)	997,051	38,615,785
State Street Corp.	491,991	36,215,458
		74,831,243

Auto Parts & Equipment–1.28%

Johnson Controls, Inc.	639,644	28,144,336

Automobile Manufacturers–1.69%

General Motors Co.	1,159,391	37,030,948

Cable & Satellite–2.66%

Comcast Corp. -Class A	565,947	30,436,630
Time Warner Cable Inc.	194,410	27,895,891
		58,332,521

Communications Equipment–1.79%

Cisco Systems, Inc.	1,558,945	39,238,646

Department Stores–1.18%

Kohl’s Corp.	422,218	25,767,965

Diversified Banks–11.52%

Bank of America Corp.	2,445,068	41,688,409
Citigroup Inc.	1,826,274	94,637,519
JPMorgan Chase & Co.	1,116,574	67,262,418
U.S. Bancorp	200,532	8,388,253
Wells Fargo & Co.	779,008	40,407,145
		252,383,744

Drug Retail–1.58%

CVS Health Corp.	434,662	34,594,749

Electric Utilities–1.43%

FirstEnergy Corp.	300,055	10,072,846
PPL Corp.	646,476	21,230,272
		31,303,118

	Shares	Value

Electrical Components & Equipment–1.01%

Emerson Electric Co.	353,869	$ 22,145,122

Electronic Components–0.84%

Corning Inc.	951,620	18,404,331

General Merchandise Stores–0.88%

Target Corp.	309,067	19,372,320

Health Care Distributors–0.31%

Cardinal Health, Inc.	89,951	6,739,129

Health Care Equipment–0.58%

Medtronic, Inc.	203,968	12,635,818

Health Care Services–0.68%

Express Scripts Holding Co. (b)	211,029	14,904,978

Hotels, Resorts & Cruise Lines–1.88%

Carnival Corp.	1,024,114	41,138,659

Housewares & Specialties–0.68%

Newell Rubbermaid Inc.	433,071	14,901,973

Industrial Conglomerates–2.12%

General Electric Co.	1,809,688	46,364,207

Industrial Machinery–1.19%

Ingersoll-Rand PLC	461,748	26,024,117

Integrated Oil & Gas–8.51%

BP PLC -ADR (United Kingdom)	954,562	41,953,000
Chevron Corp.	230,631	27,518,891
Occidental Petroleum Corp.	266,055	25,581,188
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	597,696	45,502,597
Suncor Energy, Inc. (Canada)	1,272,820	46,012,443
		186,568,119

Integrated Telecommunication Services–1.83%

AT&T Inc.	214,916	7,573,640
Verizon Communications Inc.	441,576	22,074,384
Vivendi S.A. (France)	431,956	10,409,586
		40,057,610

Internet Software & Services–2.31%

eBay Inc. (b)	647,561	36,671,380
Yahoo! Inc. (b)	342,707	13,965,310
		50,636,690

Investment Banking & Brokerage–2.62%

Goldman Sachs Group, Inc. (The)	123,885	22,741,569
Morgan Stanley	999,414	34,549,742
		57,291,311

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Life & Health Insurance–1.98%

Aflac, Inc.	217,679	$ 12,679,802
MetLife, Inc.	572,262	30,741,914
		43,421,716

Managed Health Care–2.85%

UnitedHealth Group Inc.	413,393	35,655,146
WellPoint, Inc.	224,472	26,851,341
		62,506,487

Movies & Entertainment–3.90%

Time Warner Inc.	203,964	15,340,132
Twenty-First Century Fox, Inc. -Class B	832,086	27,716,785
Viacom Inc. -Class B	550,096	42,324,386
		85,381,303

Multi-Utilities–0.68%

PG&E Corp.	331,062	14,911,032

Oil & Gas Drilling–0.68%

Noble Corp. PLC	647,016	14,376,696
Paragon Offshore PLC (b)	100,881	620,418
		14,997,114

Oil & Gas Equipment & Services–4.47%

Halliburton Co.	491,532	31,708,729
Weatherford International PLC (b)	3,186,704	66,283,443
		97,992,172

Oil & Gas Exploration & Production–2.34%

Murphy Oil Corp.	489,083	27,833,713
QEP Resources Inc.	763,460	23,499,299
		51,333,012

Packaged Foods & Meats–2.95%

ConAgra Foods, Inc.	1,021,514	33,750,823
Mondelez International Inc. -Class A	436,944	14,971,886
Unilever N.V. -New York Shares (United Kingdom)	399,419	15,848,946
		64,571,655

Paper Products–0.95%

International Paper Co.	437,410	20,881,953

Pharmaceuticals–9.86%

AbbVie Inc.	260,267	15,033,022
Bristol-Myers Squibb Co.	488,206	24,986,383
GlaxoSmithKline PLC –ADR (United Kingdom)	193,041	8,874,095
Merck & Co., Inc.	756,762	44,860,851
Novartis AG (Switzerland)	390,432	36,770,141
Pfizer Inc.	1,082,611	32,012,807
Roche Holding AG -ADR (Switzerland)	522,116	19,336,879
Sanofi -ADR (France)	606,250	34,210,688
		216,084,866

Property & Casualty Insurance–2.25%

Allstate Corp. (The)	682,077	41,859,066

	Shares	Value

Property & Casualty Insurance–(continued)

Travelers Cos., Inc. (The)	79,398	$ 7,458,648
		49,317,714

Regional Banks–2.55%

Fifth Third Bancorp	1,124,516	22,512,810
PNC Financial Services Group, Inc. (The)	390,017	33,377,655
		55,890,465

Semiconductors–1.16%

Intel Corp.	731,035	25,454,639

Systems Software–2.99%

Microsoft Corp.	883,777	40,971,902
Symantec Corp.	1,045,736	24,585,253
		65,557,155

Technology Hardware, Storage & Peripherals–1.72%

Hewlett-Packard Co.	1,060,418	37,613,026
Total Common Stocks & Other Equity Interests (Cost $1,716,344,920)		2,153,433,648

Money Market Funds–2.14%

Liquid Assets Portfolio – Institutional Class (c)	23,458,515	23,458,515
Premier Portfolio – Institutional Class (c)	23,458,516	23,458,516
Total Money Market Funds (Cost $46,917,031)		46,917,031
TOTAL INVESTMENTS–100.42% (Cost $1,763,261,951)		2,200,350,679
OTHER ASSETS LESS LIABILITIES–(0.42)%		(9,112,524)
NET ASSETS–100.00%		$ 2,191,238,155

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,133,834,073	$66,516,606	$—	$2,200,350,679
Forward Foreign Currency Contracts*	—	3,811,436	—	3,811,436
Total Investments	$2,133,834,073	$70,328,042	$—	$2,204,162,115
*	Unrealized appreciation.

Invesco V.I. Comstock Fund

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
10/17/2014	Barclays Capital Inc.	CAD	11,698,519	USD	10,571,817	$10,441,157	$ 130,660
10/17/2014	CIBC World Markets Corp.	CAD	11,983,870	USD	10,828,472	10,695,839	132,633
10/17/2014	Deutsche Bank Securities Inc.	CAD	11,698,519	USD	10,571,349	10,441,157	130,192
10/17/2014	Goldman Sachs & Co.	CAD	11,698,520	USD	10,567,244	10,441,158	126,086
10/17/2014	Barclays Capital Inc.	CHF	10,184,072	USD	10,895,878	10,668,865	227,013
10/17/2014	CIBC World Markets Corp.	CHF	10,184,071	USD	10,894,268	10,668,864	225,404
10/17/2014	Deutsche Bank Securities Inc.	CHF	10,184,072	USD	10,896,717	10,668,865	227,852
10/17/2014	Goldman Sachs & Co.	CHF	14,329,712	USD	15,329,994	15,011,850	318,144
10/17/2014	Barclays Capital Inc.	EUR	13,763,892	USD	17,818,487	17,385,418	433,069
10/17/2014	CIBC World Markets Corp.	EUR	13,763,892	USD	17,807,338	17,385,418	421,920
10/17/2014	Deutsche Bank Securities Inc.	EUR	13,763,892	USD	17,818,459	17,385,418	433,041
10/17/2014	Goldman Sachs & Co.	EUR	16,649,517	USD	21,542,477	21,030,302	512,175
10/17/2014	RBC Capital Markets Corp.	EUR	13,763,893	USD	17,809,556	17,385,419	424,137
10/17/2014	Barclays Capital Inc.	GBP	6,403,345	USD	10,397,630	10,379,688	17,942
10/17/2014	CIBC World Markets Corp.	GBP	6,403,345	USD	10,393,269	10,379,688	13,581
10/17/2014	Deutsche Bank Securities Inc.	GBP	8,158,758	USD	13,248,028	13,225,175	22,853
10/17/2014	Goldman Sachs & Co.	GBP	6,403,345	USD	10,394,422	10,379,688	14,734
Total open forward foreign currency contracts – Currency Risk							$ 3,811,436

Currency Abbreviations:

CAD — Canadian Dollar	GBP — British Pound Sterling

CHF — Swiss Franc	USD — U.S. Dollar

EUR — Euro

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $290,988,829 and $431,869,998, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$510,449,471
Aggregate unrealized (depreciation) of investment securities	(75,401,216)
Net unrealized appreciation of investment securities	$435,048,255
Cost of investments for tax purposes is $1,765,302,424.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VICEQ-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–83.92%

Air Freight & Logistics–0.38%

FedEx Corp.	30,448	$ 4,915,830

Apparel, Accessories & Luxury Goods–0.83%

Prada S.p.A. (Italy)	1,779,800	10,807,435

Asset Management & Custody Banks–2.40%

Northern Trust Corp.	460,721	31,342,850

Auto Parts & Equipment–1.06%

Johnson Controls, Inc.	315,617	13,887,148

Biotechnology–2.94%

Celgene Corp. (b)	233,474	22,128,666
Gilead Sciences, Inc. (b)	152,219	16,203,712
		38,332,378

Brewers–1.06%

Molson Coors Brewing Co. -Class B	184,991	13,770,730

Casinos & Gaming–1.13%

Las Vegas Sands Corp.	236,574	14,717,269

Communications Equipment–3.75%

Cisco Systems, Inc.	584,320	14,707,334
F5 Networks, Inc. (b)	122,471	14,542,207
QUALCOMM, Inc.	263,258	19,683,801
		48,933,342

Consumer Finance–2.47%

American Express Co.	368,363	32,246,497

Department Stores–1.41%

Macy’s, Inc.	315,076	18,331,122

Distillers & Vintners–0.45%

Diageo PLC (United Kingdom)	203,533	5,885,129

Diversified Banks–1.33%

U.S. Bancorp	415,308	17,372,334

Diversified Chemicals–0.91%

Dow Chemical Co. (The)	225,000	11,799,000

Electric Utilities–1.02%

Duke Energy Corp.	177,824	13,295,900

Electrical Components & Equipment–0.87%

Eaton Corp. PLC	179,554	11,378,337

Electronic Manufacturing Services–2.24%

TE Connectivity Ltd. (Switzerland)	527,911	29,188,199

Fertilizers & Agricultural Chemicals–1.02%

Mosaic Co. (The)	298,384	13,251,233

	Shares	Value

Food Retail–0.60%

Kroger Co. (The)	150,696	$ 7,836,192

Health Care Facilities–1.79%

HCA Holdings, Inc. (b)	330,827	23,329,920

Health Care Services–1.69%

Express Scripts Holding Co. (b)	312,306	22,058,173

Heavy Electrical Equipment–1.49%

ABB Ltd. (Switzerland)	867,019	19,398,747

Home Improvement Retail–1.01%

Lowe’s Cos., Inc.	247,670	13,106,696

Industrial Gases–1.01%

Praxair, Inc.	101,933	13,149,357

Industrial Machinery–4.73%

FANUC Corp. (Japan)	26,000	4,696,453
Illinois Tool Works Inc.	178,076	15,033,176
Parker Hannifin Corp.	120,618	13,768,545
Sandvik AB (Sweden)	1,182,196	13,257,908
SKF AB -Class B (Sweden)	716,062	14,953,307
		61,709,389

Insurance Brokers–1.98%

Marsh & McLennan Cos., Inc.	493,879	25,849,627

Integrated Oil & Gas–0.67%

Chevron Corp.	73,092	8,721,337

Internet Retail–1.01%

Amazon.com, Inc. (b)	40,647	13,106,219

Investment Banking & Brokerage–1.11%

Charles Schwab Corp. (The)	490,975	14,429,755

IT Consulting & Other Services–1.08%

International Business Machines Corp.	74,295	14,103,420

Life Sciences Tools & Services–2.76%

Agilent Technologies, Inc.	291,185	16,591,721
Thermo Fisher Scientific, Inc.	159,746	19,441,088
		36,032,809

Movies & Entertainment–0.76%

Twenty-First Century Fox, Inc. -Class A	290,845	9,973,075

Multi-Sector Holdings–2.49%

Berkshire Hathaway Inc. -Class A (b)	157	32,483,300

Oil & Gas Equipment & Services–5.19%

Cameron International Corp. (b)	314,882	20,901,867
Halliburton Co.	352,067	22,711,842
Schlumberger Ltd.	103,485	10,523,390

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

Oil & Gas Equipment & Services–(continued)

Weatherford International PLC (b)	652,612	$ 13,574,330
		67,711,429

Oil & Gas Exploration & Production–4.54%

Anadarko Petroleum Corp.	119,053	12,076,736
EOG Resources, Inc.	193,546	19,164,925
Noble Energy, Inc.	198,461	13,566,794
Pioneer Natural Resources Co.	72,832	14,345,719
		59,154,174

Packaged Foods & Meats–1.04%

Danone (France)	202,978	13,550,296

Paper Products–0.88%

International Paper Co.	241,225	11,516,081

Pharmaceuticals–9.80%

Allergan, Inc.	72,207	12,866,565
Bayer AG (Germany)	97,314	13,630,451
GlaxoSmithKline PLC -ADR (United Kingdom)	338,356	15,554,225
Merck & Co., Inc.	328,981	19,501,994
Roche Holding AG (Switzerland)	71,522	21,177,813
Sanofi -ADR (France)	515,460	29,087,408
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	296,702	15,947,732
		127,766,188

Property & Casualty Insurance–1.87%

Progressive Corp. (The)	965,472	24,407,132

Railroads–2.20%

Norfolk Southern Corp.	110,365	12,316,734
Union Pacific Corp.	151,326	16,406,765
		28,723,499

Restaurants–0.93%

Yum! Brands, Inc.	167,675	12,069,247

Semiconductor Equipment–1.58%

Applied Materials, Inc.	462,122	9,986,456
KLA-Tencor Corp.	134,659	10,608,436
		20,594,892

Semiconductors–3.64%

Analog Devices, Inc.	471,838	23,351,263
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	24,070,197
		47,421,460

Systems Software–1.22%

Microsoft Corp.	343,026	15,902,685

Technology Hardware, Storage & Peripherals–1.56%

EMC Corp.	694,137	20,310,449

	Shares	Value

Trading Companies & Distributors–0.02%

Veritiv Corp. (b)	4,611	$ 230,827
Total Common Stocks & Other Equity Interests
(Cost $741,898,382)		1,094,101,108

Money Market Funds–17.54%

Liquid Assets Portfolio – Institutional Class (c)	114,323,636	114,323,636
Premier Portfolio – Institutional Class (c)	114,323,636	114,323,636
Total Money Market Funds (Cost $228,647,272)		228,647,272
TOTAL INVESTMENTS–101.46% (Cost $970,545,654)		1,322,748,380
OTHER ASSETS LESS LIABILITIES–(1.46)%		(19,078,015)
NET ASSETS–100.00%		$ 1,303,670,365

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $34,728,109 and from Level 2 to Level 1 of $14,953,307, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,225,408,290	$97,340,090	$--	$1,322,748,380

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $226,022,304 and $344,308,109, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$361,428,014
Aggregate unrealized (depreciation) of investment securities	(13,160,005)
Net unrealized appreciation of investment securities	$348,268,009
Cost of investments for tax purposes is $974,480,371.

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIDDI-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.08%

Aerospace & Defense–3.84%

General Dynamics Corp.	65,665	$ 8,345,365
Raytheon Co.	76,808	7,805,229
		16,150,594

Air Freight & Logistics–1.07%

United Parcel Service, Inc. -Class B	45,695	4,491,362

Apparel Retail–0.99%

Guess?, Inc.	62,569	1,374,641
TJX Cos., Inc. (The)	47,086	2,786,079
		4,160,720

Apparel, Accessories & Luxury Goods–1.58%

Coach, Inc.	111,317	3,963,998
Columbia Sportswear Co.	75,478	2,700,603
		6,664,601

Asset Management & Custody Banks–2.73%

Federated Investors, Inc. -Class B	218,086	6,403,005
Legg Mason, Inc.	99,459	5,088,322
		11,491,327

Auto Parts & Equipment–0.91%

Johnson Controls, Inc.	87,387	3,845,028

Brewers–2.85%

Heineken N.V. (Netherlands)	160,567	11,991,189

Building Products–1.17%

Masco Corp.	206,711	4,944,527

Data Processing & Outsourced Services–1.10%

Automatic Data Processing, Inc.	55,577	4,617,337

Distillers & Vintners–0.12%

Treasury Wine Estates Ltd. (Australia)	139,192	516,697

Drug Retail–1.73%

Walgreen Co.	122,995	7,289,914

Electric Utilities–8.32%

American Electric Power Co., Inc.	96,813	5,054,607
Duke Energy Corp.	84,106	6,288,605
Entergy Corp.	38,636	2,987,722
Exelon Corp.	217,796	7,424,666
Pepco Holdings, Inc.	245,130	6,559,679
PPL Corp.	203,755	6,691,314
		35,006,593

Food Distributors–1.99%

Sysco Corp.	220,181	8,355,869

Gas Utilities–0.98%

AGL Resources Inc.	79,962	4,105,249

	Shares	Value

General Merchandise Stores–1.58%

Target Corp.	106,140	$ 6,652,855

Health Care Equipment–1.81%

Medtronic, Inc.	38,522	2,386,438
Stryker Corp.	65,013	5,249,800
		7,636,238

Heavy Electrical Equipment–1.02%

ABB Ltd. (Switzerland)	191,687	4,288,819

Hotels, Resorts & Cruise Lines–2.02%

Accor S.A. (France)	94,041	4,151,010
Marriott International Inc. -Class A	61,958	4,330,864
		8,481,874

Household Products–3.34%

Kimberly-Clark Corp.	61,785	6,646,212
Procter & Gamble Co. (The)	88,271	7,391,814
		14,038,026

Housewares & Specialties–1.69%

Newell Rubbermaid Inc.	206,238	7,096,650

Industrial Machinery–0.86%

Pentair PLC (United Kingdom)	55,119	3,609,743

Integrated Oil & Gas–2.84%

Royal Dutch Shell PLC -Class B (United Kingdom)	184,727	7,287,329
Total S.A. (France)	72,087	4,658,650
		11,945,979

Integrated Telecommunication Services–2.82%

AT&T Inc.	225,897	7,960,610
Deutsche Telekom AG (Germany)	257,198	3,884,921
		11,845,531

Investment Banking & Brokerage–1.47%

Charles Schwab Corp. (The)	210,172	6,176,955

Life & Health Insurance–2.57%

Lincoln National Corp.	112,021	6,002,085
StanCorp Financial Group, Inc.	76,209	4,814,885
		10,816,970

Motorcycle Manufacturers–0.29%

Harley-Davidson, Inc.	21,027	1,223,771

Movies & Entertainment–1.01%

Time Warner Inc.	56,764	4,269,220

Multi-Line Insurance–0.41%

Hartford Financial Services Group, Inc. (The)	46,776	1,742,406

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Multi-Utilities–2.98%

Consolidated Edison, Inc.	98,233	$5,565,882
Dominion Resources, Inc.	41,300	2,853,417
Sempra Energy	39,203	4,131,212
		12,550,511

Oil & Gas Drilling–1.44%

Nabors Industries Ltd.	266,127	6,057,050

Oil & Gas Equipment & Services–1.24%

Baker Hughes Inc. (b)	80,187	5,216,966

Packaged Foods & Meats–9.18%

Campbell Soup Co.	224,239	9,581,733
General Mills, Inc.	273,082	13,776,987
Kraft Foods Group, Inc.	136,021	7,671,584
Mead Johnson Nutrition Co.	31,449	3,026,023
Mondelez International Inc. -Class A	133,706	4,581,436
		38,637,763

Paper Packaging–1.25%

Avery Dennison Corp.	51,737	2,310,057
Sonoco Products Co.	74,944	2,944,550
	5,254,607

Paper Products–0.57%

International Paper Co.	50,048	2,389,292

Personal Products–0.72%

L’Oreal S.A. (France)	19,251	3,048,735

Pharmaceuticals–4.56%

Bristol-Myers Squibb Co.	56,484	2,890,851
Eli Lilly and Co.	117,834	7,641,535
Johnson & Johnson	58,401	6,224,962
Novartis AG (Switzerland)	25,755	2,425,557
		19,182,905

Property & Casualty Insurance–0.78%

Travelers Cos., Inc. (The)	34,998	3,287,712

Regional Banks–7.62%

Cullen/Frost Bankers, Inc.	24,197	1,851,313
Fifth Third Bancorp	184,717	3,698,034
KeyCorp	493,843	6,582,927
M&T Bank Corp.	37,753	4,654,567
SunTrust Banks, Inc.	148,606	5,651,486
Zions Bancorp.	330,865	9,614,937
		32,053,264

Restaurants–1.65%

Brinker International, Inc.	23,814	1,209,513
Darden Restaurants, Inc.	111,241	5,724,462
		6,933,975

Semiconductors–1.87%

Linear Technology Corp.	100,358	4,454,891
Texas Instruments Inc.	71,185	3,394,813
		7,849,704

	Shares	Value

Soft Drinks–2.41%

Coca-Cola Co. (The)	237,560	$10,134,310

Specialized REIT’s–0.43%

Weyerhaeuser Co.	56,200	1,790,532

Systems Software–0.51%

Microsoft Corp.	46,630	2,161,767

Thrifts & Mortgage Finance–1.67%

Hudson City Bancorp, Inc.	723,424	7,031,681

Tobacco–2.09%

Altria Group, Inc.	113,157	5,198,433
Philip Morris International Inc.	43,125	3,596,625
		8,795,058
Total Common Stocks & Other Equity Interests (Cost $293,719,239)		395,831,876

Money Market Funds–5.93%

Liquid Assets Portfolio - InstitutionalClass(c)	12,482,241	12,482,241
Premier Portfolio - Institutional Class (c)	12,482,240	12,482,240
Total Money Market Funds (Cost $24,964,481)		24,964,481
TOTAL INVESTMENTS–100.01% (Cost $318,683,720)		420,796,357
OTHER ASSETS LESS LIABILITIES–(0.01)%		(22,345)
NET ASSETS–100.00%		$420,774,012

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	A portion of this security is subject to call options written. See Note 1F and Note 3.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Diversified Dividend Fund

A. Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Call Options Written – The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $30,247,646, due to foreign fair value adjustments.

Invesco V.I. Diversified Dividend Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$379,060,147	$41,736,210	$—	$420,796,357
Forward Foreign Currency Contracts*	—	280,021	—	280,021
Options Written*	14,769	—	—	14,769
Total Investments	$379,074,916	$42,016,231	$—	$421,091,147

* Unrealized appreciation.

NOTE 3 — Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
11/19/2014	Citibank Capital Inc.	EUR	4,885,965	USD	6,309,979	$6,172,879	$137,100
11/19/2014	Deutsche Bank Securities Inc.	EUR	5,093,408	USD	6,577,882	6,434,961	142,921
Total open forward foreign currency contracts - Currency Risk							$280,021
Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar

Open Options Written
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Unrealized Appreciation
Calls
Baker Hughes Inc.	January-2015	$75	320	$34,289	$19,520	$14,769
Total Options Written - Equity Risk						$14,769

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$—
Written	1,158	87,359
Closed	(196)	(20,682)
Expired	(642)	(32,388)
End of period	320	$34,289
NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $14,871,876 and $44,769,282, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$107,362,890
Aggregate unrealized (depreciation) of investment securities	(5,871,275)
Net unrealized appreciation of investment securities	$101,491,615
Cost of investments for tax purposes is $319,304,742.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIDIN-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–84.00%

Advertising–0.03%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$5,000	$ 5,095

Aerospace & Defense–1.50%

BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 4.75%, 10/07/44(b)	40,000	39,791
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	16,000	17,500
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	6,000	5,790
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	19,000	20,567
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	105,000	104,420
Sr. Unsec. Gtd. Notes, 4.95%, 02/15/21	60,000	65,213
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	12,000	11,700
7.50%, 07/15/21	5,000	5,356
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	3,000	2,977
6.50%, 07/15/24(b)	5,000	4,975
		278,289

Agricultural & Farm Machinery–0.04%

Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	7,000	6,904

Agricultural Products–0.05%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	9,000	9,135

Airlines–1.20%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	14,852	15,929
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	89,563	99,863
Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	8,265	9,158
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	43,506	46,755

	Principal Amount	Value

Airlines–(continued)

United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Pass Through Ctfs., 4.63%, 09/03/22	$50,000	$ 49,375
US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	928	1,040
		222,120

Alternative Carriers–0.18%

Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	15,000	14,850
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	17,000	17,595
		32,445

Apparel Retail–1.77%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	19,000	20,401
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	20,000	20,350
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	4,000	4,175
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/24	285,000	283,944
		328,870

Apparel, Accessories & Luxury Goods–0.08%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	8,000	8,460
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	7,000	7,210
		15,670

Application Software–0.06%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	12,000	11,805

Asset Management & Custody Banks–1.79%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	100,000	103,085
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(b)	25,000	25,060
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(b)	90,000	95,044
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	75,000	85,139
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(b)	15,000	15,647

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Asset Management & Custody Banks–(continued)

Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	$9,000	$ 8,685
		332,660

Auto Parts & Equipment–0.87%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	10,000	10,725
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	17,000	17,255
Johnson Controls, Inc., Sr. Unsec. Global Notes, 4.95%, 07/02/64	19,000	18,725
Magna International Inc. (Canada), Sr. Unsec. Global Notes, 3.63%, 06/15/24	100,000	99,881
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	15,000	15,150
		161,736

Automobile Manufacturers–0.59%

General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/18	80,000	81,350
General Motors Financial Co. Inc., Sr. Unsec. Gtd. Notes, 3.50%, 07/10/19	27,000	27,253
		108,603

Automotive Retail–0.13%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	12,000	13,597
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	8,000	7,840
Group 1 Automotive, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/22(b)	2,000	1,945
		23,382

Biotechnology–0.52%

Celgene Corp., Sr. Unsec. Global Notes, 3.63%, 05/15/24	50,000	49,701
4.63%, 05/15/44	47,000	46,075
		95,776

Broadcasting–0.20%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	9,000	9,270
iHeartCommunications Inc., Sr. Sec. Gtd. Notes, 9.00%, 09/15/22(b)	5,000	4,988
Sr. Unsec. Global Notes, 10.00%, 01/15/18	12,000	10,140
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	11,000	10,670

	Principal Amount	Value

Broadcasting–(continued)

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	$2,000	$ 2,035
		37,103

Building Products–0.58%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	25,000	25,125
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	14,000	15,190
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	19,000	19,570
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	5,000	4,889
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	25,000	26,875
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	2,000	2,055
7.88%, 03/30/20(b)	12,000	13,050
		106,754

Cable & Satellite–3.49%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	16,000	15,800
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	80,000	80,716
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	75,000	106,650
9.38%, 01/15/19(b)	140,000	178,783
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	50,000	50,893
Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	30,000	31,252
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	10,000	9,675
5.13%, 05/01/20	33,000	33,248
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	8,000	8,790
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	19,000	19,475
8.13%, 06/01/23	6,000	6,285
Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	64,007
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	42,226
		647,800

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Casinos & Gaming–0.22%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$12,000	$ 12,600
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	2,000	1,980
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	2,000	1,755
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	5,000	5,300
6.75%, 10/01/20	5,000	5,338
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	12,000	13,410
		40,383

Catalog Retail–0.98%

QVC Inc., Sr. Sec. Bonds, 4.45%, 02/15/25(b)	80,000	78,440
Sr. Sec. Gtd. Global Notes, 4.85%, 04/01/24	52,000	53,276
Sr. Sec. Notes, 5.45%, 08/15/34(b)	50,000	49,346
		181,062

Coal & Consumable Fuels–0.20%

Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	12,000	10,380
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	6,000	6,120
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	13,000	12,870
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	8,000	7,500
		36,870

Commercial Printing–0.06%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	10,000	11,213

Communications Equipment–0.31%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	4,000	3,520
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	15,000	14,606
9.00%, 04/01/19(b)	13,000	13,293
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	25,000	25,798
		57,217

Computer & Electronics Retail–0.02%

GameStop Corp., Sr. Unsec. Gtd. Notes, 5.50%, 10/01/19(b)	4,000	3,959

	Principal Amount	Value

Construction & Engineering–0.11%

AECOM Technology Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	$2,000	$ 2,028
5.88%, 10/15/24(b)	3,000	3,024
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	15,000	15,863
		20,915

Construction Machinery & Heavy Trucks–0.40%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	13,000	13,650
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	15,000	15,375
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	11,000	11,220
6.75%, 06/15/21	5,000	5,250
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	14,000	14,280
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	15,000	15,187
		74,962

Construction Materials–0.16%

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	3,000	3,060
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	3,000	3,045
7.50%, 02/15/19(b)	12,000	12,180
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	11,000	11,853
		30,138

Consumer Finance–0.44%

Ally Financial, Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	3,000	2,955
Navient LLC, Sr. Unsec. Gtd. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	77,894
		80,849

Data Processing & Outsourced Services–0.44%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	30,000	31,182
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	19,000	19,998
First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	14,000	16,800
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	12,000	13,920
		81,900

Department Stores–1.69%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	115,000	114,712

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Department Stores–(continued)

El Puerto de Liverpool SAB de CV (Mexico), Sr. Unsec. Gtd. Notes, 3.95%, 10/02/24(b)	$200,000	$ 198,500
		313,212

Distillers & Vintners–0.01%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 10.00%, 04/30/18(c)	2,000	1,900

Diversified Banks–7.19%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	200,000	195,399
Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/16	130,000	141,976
Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	40,205
Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	75,000	75,190
Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/23	95,000	91,301
5.50%, 09/13/25	65,000	70,866
Series A, Jr. Unsec. Sub. Global Notes, 5.95% (d)	60,000	59,400
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	47,522
Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	200,000	207,458
JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	120,000	119,100
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (d)	40,000	39,000
PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	45,000	46,414
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	12,000	12,745
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	170,000	187,248
		1,333,824

Diversified Metals & Mining–1.07%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	22,000	22,385
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	63,000	61,987
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	13,000	14,040
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	2,000	2,150

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	$7,000	$ 6,632
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	20,000	25,806
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	70,000	66,090
		199,090

Diversified Support Services–0.49%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 3.85%, 11/15/24(b)	85,000	85,643
Laureate Education, Inc., Sr. Unsec. Gtd. Notes, 9.50%, 09/01/19(b)	5,000	5,031
		90,674

Drug Retail–0.97%

CVS Pass Through Trust, Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	158,866	179,944

Electric Utilities–1.44%

Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(d)	100,000	104,000
Sr. Unsec. Notes, 6.00%, 01/22/14(b)	145,000	162,867
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	25,000	0
		266,867

Electrical Components & Equipment–0.03%

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	5,000	4,819

Electronic Components–0.03%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	5,000	5,088

Environmental & Facilities Services–0.02%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	4,000	4,200

Food Distributors–0.26%

Sysco Corp., Sr. Unsec. Gtd. Notes, 3.50%, 10/02/24	48,000	48,124

Gas Utilities–0.13%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	15,000	14,887
6.75%, 01/15/22	3,000	2,963
Suburban Propane Partners, L.P./ Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	2,000	1,935
7.38%, 08/01/21	4,000	4,220
		24,005

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

General Merchandise Stores–0.30%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	$62,000	$ 55,500

Gold–1.95%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	130,000	132,785
5.70%, 05/30/41	50,000	50,275
Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	75,000	78,262
New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	23,000	23,345
Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	35,000	31,334
Yamana Gold Inc. (Canada), Sr. Unsec. Notes, 4.95%, 07/15/24(b)	45,000	45,346
		361,347

Health Care Distributors–0.71%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	60,000	59,759
McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	71,000	71,769
		131,528

Health Care Equipment–0.73%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	40,000	39,954
4.88%, 05/15/44	45,000	44,345
Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	40,000	41,247
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	10,000	9,650
		135,196

Health Care Facilities–0.65%

Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	5,000	5,038
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	15,917	16,633
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	18,000	18,900
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	15,000	15,900
6.50%, 02/15/20	24,000	26,340
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 12/01/21	2,000	2,035
Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	9,000	9,562
Sr. Unsec. Global Notes, 6.75%, 02/01/20	10,000	10,500
8.13%, 04/01/22	14,000	15,505
		120,413

	Principal Amount	Value

Health Care REIT’s–0.81%

HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	$45,000	$ 46,165
Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	25,961
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	77,297
		149,423

Health Care Services–0.80%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 3.50%, 06/15/24	85,000	83,423
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	15,000	15,225
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	50,000	50,301
		148,949

Home Improvement Retail–0.06%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	12,000	11,625

Homebuilding–1.16%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	23,000	22,167
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	12,000	12,270
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	6,000	6,315
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	10,000	9,675
7.50%, 05/15/16	3,000	3,131
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	4,000	4,200
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	165,000	152,191
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	5,000	4,900
		214,849

Hotels, Resorts & Cruise Lines–0.36%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	60,000	62,872
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	4,000	4,280
		67,152

Household Products–0.09%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	17,000	17,340

Independent Power Producers & Energy Traders–0.28%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	10,000	11,250
8.00%, 10/15/17	1,000	1,142

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders –(continued)

Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	$12,000	$ 11,760
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	4,000	4,420
7.88%, 05/15/21	22,000	23,650
		52,222

Industrial Machinery–0.39%

EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(b)	2,000	2,050
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	55,000	53,925
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	16,000	16,620
		72,595

Industrial REIT’s–0.27%

Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	49,000	50,648

Insurance Brokers–0.70%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	129,012

Integrated Oil & Gas–1.64%

California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(b)	9,000	9,180
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Notes, 5.88%, 05/28/45	135,000	138,375
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	155,000	157,247
		304,802

Integrated Telecommunication Services–4.06%

AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	60,000	60,549
2.95%, 05/15/16	35,000	36,148
T-Mobile USA, Inc., Sr. Unsec. Gtd. Notes, 6.38%, 03/01/25	18,000	18,090
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	100,058
7.05%, 06/20/36	95,000	119,473
Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	30,000	29,958
5.05%, 03/15/34	95,000	100,591
5.15%, 09/15/23	25,000	27,701
6.40%, 09/15/33	165,000	201,361
Sr. Unsec. Notes, 5.01%, 08/21/54(b)	58,000	58,528
		752,457

	Principal Amount	Value

Internet Software & Services–0.23%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	$28,000	$ 29,225
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	5,000	5,150
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	8,000	8,040
		42,415

Investment Banking & Brokerage–3.54%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (d)	45,000	52,650
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.75%, 01/24/22	100,000	113,846
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	45,000	46,158
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/44	85,000	85,680
Series L, Jr. Unsec. Sub. Notes, 5.70% (d)	55,000	56,925
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	105,000	117,866
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	146,710
Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	36,673
		656,508

Leisure Facilities–0.03%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	5,000	4,969

Life & Health Insurance–2.74%

MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	110,000	105,180
Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	60,357
Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	186,164
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	157,138
		508,839

Managed Health Care–0.26%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	49,099

Marine–0.20%

AP Moeller-Maersk A/S (Denmark), Unsec. Notes, 3.75%, 09/22/24(b)	20,000	20,181
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	17,000	16,405
		36,586

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Metal & Glass Containers–0.19%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	$11,000	$ 11,083
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	24,000	23,280
		34,363

Movies & Entertainment–0.87%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	6,000	6,045
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	12,000	12,600
Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	75,000	81,076
Viacom Inc., Sr. Unsec. Global Notes, 5.85%, 09/01/43	55,000	61,387
		161,108

Multi-Line Insurance–2.36%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	232,393
American International Group, Inc., Sr. Unsec. Global Notes, 4.50%, 07/16/44	50,000	49,599
Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	50,000	51,987
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/44(b)	100,000	103,495
		437,474

Multi-Sector Holdings–0.24%

Burlington Northern Santa Fe LLC, Sr. Unsec. Notes, 3.40%, 09/01/24	30,000	29,653
4.55%, 09/01/44	15,000	15,050
		44,703

Multi-Utilities–0.70%

Dominion Resources, Inc., Jr. Unsec. Sub. Notes, 5.75%, 10/01/54	55,000	55,713
Enable Midstream Partners L.P., Sr. Unsec. Notes, 3.90%, 05/15/24(b)	75,000	74,765
		130,478

Office REIT’s–0.52%

Government Properties Income Trust, Sr. Unsec. Notes, 3.75%, 08/15/19	50,000	50,328
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	45,000	45,767
		96,095

Office Services & Supplies–0.19%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	35,000	35,551

Oil & Gas Drilling–0.89%

Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	9,000	9,473
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	2,000	2,030

	Principal Amount	Value

Oil & Gas Drilling–(continued)

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	$5,000	$ 4,975
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	3,000	2,979
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	60,000	60,448
5.85%, 01/15/44	86,000	84,816
		164,721

Oil & Gas Equipment & Services–0.20%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	10,000	10,425
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	15,000	14,663
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	13,000	12,740
		37,828

Oil & Gas Exploration & Production–2.02%

American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(b)	5,000	4,988
Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(b)	6,000	5,865
Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	6,000	6,000
6.00%, 12/01/20	3,000	3,090
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	10,000	9,925
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	7,000	6,895
Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.48%, 04/15/19(f)	19,000	19,119
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	5,588
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	55,000	55,687
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	125,000	131,877
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	13,000	12,935
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	10,000	10,375
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	6,000	5,820
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	5,000	4,975
9.75%, 07/15/20	7,000	7,122
Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	2,000	2,115
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	10,000	10,250
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	10,000	9,775

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	$4,000	$ 3,940
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	5,000	5,000
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/22(b)	12,000	12,135
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	15,000	14,944
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	6,000	5,880
SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	11,000	11,660
Ultra Petroleum Corp., Sr. Unsec. Notes, 6.13%, 10/01/24(b)	9,000	8,640
		374,600

Oil & Gas Refining & Marketing–0.21%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	18,000	17,235
Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	20,000	20,850
		38,085

Oil & Gas Storage & Transportation–2.49%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	27,000	27,810
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	18,000	18,495
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	18,000	18,225
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	2,000	2,235
Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	60,000	65,570
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	57,000	58,033
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/24	65,000	64,325
Kinder Morgan Energy Partners LP, Sr. Unsec. Notes, 4.25%, 09/01/24	85,000	83,855
5.40%, 09/01/44	100,000	98,986
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	10,000	10,400
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,575
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	3,000	3,009

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	$5,000	$ 5,200
		461,718

Other Diversified Financial Services–0.92%

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	111,228
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., Sr. Sec. Notes, 7.25%, 08/01/22(b)	5,000	4,834
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	55,000	55,137
		171,199

Packaged Foods & Meats–0.81%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	21,000	21,105
Mead Johnson Nutrition Co., Sr. Unsec. Global Notes, 4.60%, 06/01/44	97,000	98,268
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	12,000	11,970
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	6,000	5,520
6.75%, 12/01/21(b)	3,000	2,895
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	2,000	2,030
6.63%, 08/15/22	4,000	4,230
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	4,000	4,080
		150,098

Paper Packaging–1.24%

Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/24(b)	200,000	194,750
Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	35,000	35,627
		230,377

Paper Products–0.11%

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	19,000	19,665

Personal Products–0.30%

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	60,000	55,292

Pharmaceuticals–1.40%

Actavis Funding SCS, Sr. Unsec. Gtd. Notes, 3.85%, 06/15/24(b)	36,000	34,894
4.85%, 06/15/44(b)	60,000	56,723
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	52,000	73,165
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	50,000	50,959

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Pharmaceuticals–(continued)

Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	$5,000	$ 5,438
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	14,000	14,000
6.38%, 10/15/20(b)	15,000	15,487
6.75%, 08/15/21(b)	4,000	4,170
7.50%, 07/15/21(b)	5,000	5,375
		260,211

Property & Casualty Insurance–2.02%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	75,000	80,437
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	193,795
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	45,000	52,988
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	48,239
		375,459

Real Estate Development–0.03%

AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	5,000	4,975

Regional Banks–2.55%

Branch Banking & Trust Co., Unsec. Sub. Bonds, 3.80%, 10/30/26	250,000	249,291
Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	70,000	71,549
Unsec. Sub. Notes, 4.30%, 01/16/24	55,000	57,027
Series J, Jr. Unsec. Sub. Bonds, 4.90% (d)	45,000	44,156
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	40,340
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	10,000	11,200
		473,563

Reinsurance–0.35%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	60,000	64,280

Renewable Electricity–0.20%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	36,000	36,179

Residential REIT’s–0.63%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	115,000	116,221

Security & Alarm Services–0.04%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	7,000	7,315

	Principal Amount	Value

Semiconductor Equipment–0.28%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	$36,000	$ 37,440
6.63%, 06/01/21	3,000	3,150
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	11,000	11,275
		51,865

Semiconductors–0.26%

Advanced Micro Devices, Inc., Sr. Unsec. Global Notes, 6.75%, 03/01/19	14,000	14,175
7.00%, 07/01/24	2,000	1,915
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	13,000	13,260
Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(b)	4,000	3,950
5.88%, 02/15/22(b)	15,000	15,675
		48,975

Specialized Finance–2.71%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	18,000	20,183
Sr. Unsec. Notes, 5.13%, 03/15/21	6,000	5,955
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	3,000	3,030
CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	45,000	52,131
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	10,000	10,400
Sr. Unsec. Notes, 8.25%, 12/15/20	30,000	35,550
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	110,000	124,338
Sr. Unsec. Global Notes, 2.75%, 07/15/19	45,000	45,278
4.88%, 02/15/24	158,000	169,995
5.25%, 07/15/44	35,000	36,629
		503,489

Specialized REIT’s–2.56%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	30,000	28,575
Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	9,000	8,955
Sr. Unsec. Notes, 4.88%, 04/15/22	9,000	8,798
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	132,524
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	296,482
		475,334

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Specialty Chemicals–0.05%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	$10,000	$ 9,750

Specialty Stores–0.70%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	23,000	22,971
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	4,000	3,970
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	8,000	8,080
Tiffany & Co., Sr. Unsec. Notes, 3.80%, 10/01/24(b)	29,000	29,002
4.90%, 10/01/44(b)	66,000	66,318
		130,341

Steel–0.90%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	7,000	6,790
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	24,000	25,260
6.75%, 02/25/22	13,000	13,972
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	18,000	18,225
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	3,000	3,180
Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	2,000	2,035
5.50%, 10/01/24(b)	4,000	4,090
SunCoke Energy Partners L.P./ SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	18,000	18,922
7.38%, 02/01/20(b)	3,000	3,139
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	7,000	7,560
Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	65,000	62,952
		166,125

Technology Hardware, Storage & Peripherals–0.32%

Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(b)	60,000	60,075

Tobacco–0.58%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	55,000	60,132
Reynolds American Inc., Sr. Unsec. Gtd. Global Notes, 4.85%, 09/15/23	45,000	48,136
		108,268

Trading Companies & Distributors–0.46%

Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	85,000	86,036

	Principal Amount	Value

Water Utilities–0.34%

Aquarion Co. Inc., Sr. Unsec. Notes, 4.00%, 08/15/24(b)	$65,000	$ 63,756

Wireless Telecommunication Services–1.65%

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 3.00%, 03/15/23	50,000	48,045
4.50%, 03/15/43	30,000	29,530
5.00%, 03/15/44	100,000	103,470
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	13,000	12,545
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	10,000	9,550
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	12,000	11,640
11.50%, 11/15/21	2,000	2,560
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	27,000	29,700
9.00%, 11/15/18(b)	7,000	8,129
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	6,000	6,300
7.88%, 09/15/23(b)	6,000	6,405
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	10,000	10,150
6.63%, 04/01/23	12,000	12,330
Sr. Unsec. Gtd. Notes, 6.63%, 04/28/21	6,000	6,180
6.84%, 04/28/23	10,000	10,300
		306,834
Total U.S. Dollar Denominated Bonds and Notes (Cost $14,884,798)		15,581,242

U.S. Treasury Securities–14.32%

U.S. Treasury Bills–0.16%

0.04%, 11/13/14 (g)(h)	30,000	29,999

U.S. Treasury Notes–12.01%

1.75%, 09/30/19	738,900	738,064
2.38%, 08/15/24	1,506,900	1,490,274
		2,228,338

U.S. Treasury Bonds–2.15%

3.38%, 05/15/44	386,400	399,052
Total U.S. Treasury Securities (Cost $2,675,068)		2,657,389

	Shares

Preferred Stocks–1.03%

Diversified Banks–0.03%

Wells Fargo & Co., 5.85% Pfd.	200	5,126

Investment Banking & Brokerage–0.70%

Morgan Stanley, 6.88% Pfd.	5,000	130,650

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Shares	Value

Reinsurance–0.30%

Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	2,000	$ 55,020
Total Preferred Stocks (Cost $180,000)		190,796

	Principal Amount

Municipal Obligations–0.86%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(e)	$65,000	41,604
Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 3.00%, 07/01/20	55,000	55,711
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	50,000	62,846
Total Municipal Obligations (Cost $169,523)		160,161

Asset-Backed Securities–0.65%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(f)	24,861	24,975
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(f)	93,979	95,983
Total Asset-Backed Securities (Cost $106,888)		120,958

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.49%

Federal Home Loan Mortgage Corp. (FHLMC)–0.25%

Pass Through Ctfs.,
6.50%, 05/01/16 to 08/01/32	3,648	4,125
6.00%, 05/01/17 to 12/01/31	31,548	35,321
5.50%, 09/01/17	6,387	6,771
		46,217

Federal National Mortgage Association (FNMA)–0.17%

Pass Through Ctfs.,
7.00%, 02/01/16 to 09/01/32	12,648	13,485
6.50%, 05/01/16 to 09/01/31	2,418	2,665
5.00%, 11/01/18	9,327	9,938
7.50%, 04/01/29	3,860	4,385
8.00%, 04/01/32	1,264	1,280
		31,753

	Principal Amount	Value

Government National Mortgage Association (GNMA)–0.07%

Pass Through Ctfs.,
7.50%, 06/15/23	$4,458	$ 4,906
8.50%, 11/15/24	1,310	1,316
7.00%, 07/15/31 to 08/15/31	1,453	1,684
6.50%, 11/15/31 to 03/15/32	3,104	3,532
6.00%, 11/15/32	1,504	1,742
		13,180

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $84,760)		91,150

	Shares

Common Stocks & Other Equity Interests–0.02%

Broadcasting–0.01%

Adelphia Communications Corp. (i)	900	702
Adelphia Recovery Trust -Series ACC-1 (i)	87,412	192
		894

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $6,004)(b)(j)	28	2,688
Total Common Stocks & Other Equity Interests (Cost $28,185)		3,582
TOTAL INVESTMENTS–101.37% (Cost $18,129,222)		18,805,278
OTHER ASSETS LESS LIABILITIES–(1.37)%		(254,871)
NET ASSETS–100.00%		$18,550,407

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $4,213,079, which represented 22.71% of the Fund’s Net Assets.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2014 was $41,604, which represented less than 1% of the Fund’s Net Assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2014.

(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Diversified Income Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. Diversified Income Fund

E.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would

Invesco V.I. Diversified Income Fund

H.	Swap Agreements – (continued)

pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Diversified Income Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$190,796	$3,582	$—	$194,378
U.S. Treasury Securities	—	2,657,389	—	2,657,389
Corporate Debt Securities	—	15,581,242	0	15,581,242
U.S. Government Sponsored Agency Securities	—	91,150	—	91,150
Asset-Backed Securities	—	120,958	—	120,958
Municipal Obligations	—	160,161	—	160,161
	190,796	18,614,482	0	18,805,278
Futures Contracts*	4,081	—	—	4,081
Swap Agreements*	—	(14,755)	—	(14,755)
Total Investments	$194,877	$18,599,727	$0	$18,794,604
*	Unrealized appreciation (depreciation).

Invesco V.I. Diversified Income Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk Swap agreements	$—	$(14,755)
Interest rate risk Futures contracts (a)	13,867	(9,786)
Total	$13,867	$(24,541)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures	Swap Agreements
Realized Gain (Loss) Credit risk	$ —	$ (4,742)
Interest rate risk	(76,640)	—
Change in Unrealized Appreciation (Depreciation) Credit risk	—	3,506
Interest rate risk	(6,320)	—
Total	$ (82,960)	$ (1,236)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures	Swap Agreements
Average notional value	$3,327,114	$250,000

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Long	12	December-2014	$ 1,419,094	$ (2,745)
U.S. Treasury 10 Year Notes	Short	11	December-2014	(1,371,047)	594
U.S. Treasury 30 Year Bonds	Long	5	December-2014	689,531	(7,042)
U.S. Ultra Bond	Short	7	December-2014	(1,067,500)	13,274
Total Futures Contracts – Interest Rate Risk					$ 4,081

Invesco V.I. Diversified Income Fund

Open Credit Default Swap Agreements at Period-End
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.42%	$(250,000)	$10,854	$(14,755)
Total Credit Default Swap Agreements – Credit Risk
(a)	Implied credit spreads represent the current level as of September 30, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $16,062,975 and $19,288,841, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $22,844,606 and $21,076,372, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$843,228
Aggregate unrealized (depreciation) of investment securities	(173,824)
Net unrealized appreciation of investment securities	$669,404
Cost of investments for tax purposes is $18,135,874.

Invesco V.I. Diversified Income Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	MS-VIEWSP-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.90%

Advertising–0.39%

Interpublic Group of Cos., Inc. (The)	7,639	$139,947
Omnicom Group Inc.	2,027	139,579
		279,526

Aerospace & Defense–2.25%

Boeing Co. (The)	1,134	144,449
General Dynamics Corp.	1,139	144,756
Honeywell International Inc.	1,524	141,915
L-3 Communications Holdings, Inc.	1,254	149,126
Lockheed Martin Corp.	825	150,793
Northrop Grumman Corp.	1,108	145,990
Precision Castparts Corp.	600	142,128
Raytheon Co.	1,429	145,215
Rockwell Collins, Inc.	1,877	147,345
Textron Inc.	3,951	142,196
United Technologies Corp.	1,329	140,342
		1,594,255

Agricultural & Farm Machinery–0.20%

Deere & Co.	1,757	144,056

Agricultural Products–0.21%

Archer-Daniels-Midland Co.	2,858	146,044

Air Freight & Logistics–0.81%

C.H. Robinson Worldwide, Inc.	2,145	142,257
Expeditors International of Washington, Inc.	3,397	137,850
FedEx Corp.	936	151,117
United Parcel Service, Inc. -Class B	1,468	144,290
		575,514

Airlines–0.39%

Delta Air Lines, Inc.	3,629	131,188
Southwest Airlines Co.	4,254	143,658
		274,846

Aluminum–0.20%

Alcoa Inc.	8,618	138,664

Apparel Retail–1.00%

Gap, Inc. (The)	3,253	135,617
L Brands, Inc.	2,210	148,026
Ross Stores, Inc.	1,916	144,811
TJX Cos., Inc. (The)	2,405	142,304
Urban Outfitters, Inc. (b)	3,711	136,194
		706,952

Apparel, Accessories & Luxury Goods–1.36%

Coach, Inc.	3,897	138,772
Fossil Group, Inc. (b)	1,398	131,272
Michael Kors Holdings Ltd. (b)	1,874	133,785

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

PVH Corp.	1,136	$137,626
Ralph Lauren Corp.	828	136,397
Under Armour, Inc. -Class A (b)	2,080	143,728
VF Corp.	2,187	144,408
		965,988

Application Software–1.02%

Adobe Systems Inc. (b)	2,029	140,387
Autodesk, Inc. (b)	2,700	148,770
Citrix Systems, Inc. (b)	2,001	142,751
Intuit Inc.	1,714	150,232
salesforce.com, inc. (b)	2,431	139,855
		721,995

Asset Management & Custody Banks–2.00%

Affiliated Managers Group, Inc. (b)	699	140,052
Ameriprise Financial, Inc.	1,153	142,257
Bank of New York Mellon Corp. (The)	3,610	139,815
BlackRock, Inc.	437	143,476
Franklin Resources, Inc.	2,598	141,877
Invesco Ltd. (c)	3,531	139,404
Legg Mason, Inc.	2,868	146,727
Northern Trust Corp.	2,070	140,822
State Street Corp.	1,944	143,098
T. Rowe Price Group Inc.	1,811	141,982
		1,419,510

Auto Parts & Equipment–0.55%

BorgWarner, Inc.	2,393	125,896
Delphi Automotive PLC (United Kingdom)	2,052	125,869
Johnson Controls, Inc.	3,093	136,092
		387,857

Automobile Manufacturers–0.38%

Ford Motor Co.	8,685	128,451
General Motors Co.	4,331	138,332
		266,783

Automotive Retail–0.77%

AutoNation, Inc. (b)	2,751	138,402
AutoZone, Inc. (b)	271	138,118
CarMax, Inc. (b)	2,742	127,366
O’Reilly Automotive, Inc. (b)	933	140,286
		544,172

Biotechnology–1.50%

Alexion Pharmaceuticals, Inc. (b)	885	146,751
Amgen Inc.	1,044	146,640
Biogen Idec Inc. (b)	445	147,211
Celgene Corp. (b)	1,573	149,089
Gilead Sciences, Inc. (b)	1,389	147,859

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Biotechnology–(continued)

Regeneron Pharmaceuticals, Inc. (b)	416	$149,976
Vertex Pharmaceuticals Inc. (b)	1,548	173,856
		1,061,382

Brewers–0.21%

Molson Coors Brewing Co. -Class B	2,006	149,327

Broadcasting–0.59%

CBS Corp. -Class B	2,516	134,606
Discovery Communications, Inc. -Class A (b)	1,234	46,645
Discovery Communications, Inc. -Class C (b)	2,451	91,373
Scripps Networks Interactive Inc. -Class A	1,838	143,530
		416,154

Building Products–0.39%

Allegion PLC	2,832	134,917
Masco Corp.	6,033	144,309
		279,226

Cable & Satellite–0.77%

Cablevision Systems Corp. -Class A	7,524	131,745
Comcast Corp. -Class A	2,524	135,741
DIRECTV (b)	1,658	143,450
Time Warner Cable Inc.	933	133,876
		544,812

Casinos & Gaming–0.21%

Wynn Resorts Ltd.	789	147,606

Coal & Consumable Fuels–0.20%

CONSOL Energy Inc.	3,678	139,249

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A	1,289	140,063

Communications Equipment–1.19%

Cisco Systems, Inc.	5,701	143,494
F5 Networks, Inc. (b)	1,151	136,670
Harris Corp.	2,064	137,050
Juniper Networks, Inc.	6,221	137,795
Motorola Solutions, Inc.	2,341	148,138
QUALCOMM, Inc.	1,912	142,960
		846,107

Computer & Electronics Retail–0.39%

Best Buy Co., Inc.	4,286	143,967
GameStop Corp. -Class A	3,303	136,083
		280,050

Construction & Engineering–0.58%

Fluor Corp.	2,057	137,387
Jacobs Engineering Group, Inc. (b)	2,695	131,570
Quanta Services, Inc. (b)	3,942	143,055
		412,012

Construction Machinery & Heavy Trucks–0.77%

Caterpillar Inc.	1,371	135,770
Cummins Inc.	1,039	137,127

	Shares	Value

Construction Machinery & Heavy Trucks–(continued)

Joy Global Inc.	2,461	$134,223
PACCAR Inc.	2,395	136,216
		543,336

Construction Materials–0.40%

Martin Marietta Materials, Inc.	1,114	143,639
Vulcan Materials Co.	2,301	138,589
		282,228

Consumer Electronics–0.38%

Garmin Ltd.	2,691	139,905
Harman International Industries, Inc.	1,295	126,962
		266,867

Consumer Finance–0.82%

American Express Co.	1,643	143,828
Capital One Financial Corp.	1,779	145,202
Discover Financial Services	2,311	148,805
Navient Corp.	8,177	144,815
		582,650

Data Processing & Outsourced Services–2.21%

Alliance Data Systems Corp. (b)	558	138,535
Automatic Data Processing, Inc. (b)	1,974	144,003
Computer Sciences Corp.	2,413	147,555
Fidelity National Information Services, Inc.	2,519	141,820
Fiserv, Inc. (b)	2,218	143,360
MasterCard, Inc. -Class A	1,908	141,039
Paychex, Inc.	3,432	151,694
Total System Services, Inc.	4,527	140,156
Visa Inc. -Class A	672	143,385
Western Union Co. (The)	8,587	137,736
Xerox Corp.	10,634	140,688
		1,569,971

Department Stores–0.60%

Kohl’s Corp.	2,386	145,618
Macy’s, Inc.	2,418	140,679
Nordstrom, Inc.	2,077	142,004
		428,301

Distillers & Vintners–0.41%

Brown-Forman Corp. -Class B	1,606	144,894
Constellation Brands, Inc. -Class A (b)	1,676	146,080
		290,974

Distributors–0.20%

Genuine Parts Co.	1,625	142,529

Diversified Banks–1.21%

Bank of America Corp.	8,582	146,323
Citigroup Inc.	2,750	142,505
Comerica Inc.	2,816	140,406
JPMorgan Chase & Co.	2,400	144,576
U.S. Bancorp	3,414	142,807
Wells Fargo & Co.	2,786	144,510
		861,127

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Chemicals–0.81%

Dow Chemical Co. (The)	2,735	$143,423
E. I. du Pont de Nemours and Co.	2,224	159,594
Eastman Chemical Co.	1,734	140,263
FMC Corp.	2,308	131,995
		575,275

Diversified Metals & Mining–0.19%

Freeport-McMoRan Inc.	4,208	137,391

Diversified REIT’s–0.20%

Vornado Realty Trust	1,402	140,144

Diversified Support Services–0.40%

Cintas Corp.	2,172	153,322
Iron Mountain Inc.	4,091	133,571
		286,893

Drug Retail–0.39%

CVS Health Corp.	1,787	142,227
Walgreen Co.	2,293	135,906
		278,133

Electric Utilities–2.64%

American Electric Power Co., Inc.	2,745	143,316
Duke Energy Corp.	1,971	147,372
Edison International	2,533	141,645
Entergy Corp.	1,908	147,546
Exelon Corp.	4,385	149,485
FirstEnergy Corp.	4,229	141,968
NextEra Energy, Inc.	1,530	143,636
Northeast Utilities	3,232	143,178
Pepco Holdings, Inc.	5,316	142,256
Pinnacle West Capital Corp.	2,545	139,059
PPL Corp.	4,416	145,021
Southern Co. (The)	3,322	145,005
Xcel Energy, Inc.	4,597	139,749
		1,869,236

Electrical Components & Equipment–0.78%

AMETEK, Inc.	2,765	138,831
Eaton Corp. PLC	2,147	136,055
Emerson Electric Co.	2,234	139,804
Rockwell Automation, Inc.	1,248	137,130
		551,820

Electronic Components–0.38%

Amphenol Corp. -Class A	1,382	138,007
Corning Inc.	6,951	134,432
		272,439

Electronic Equipment & Instruments–0.19%

FLIR Systems, Inc.	4,309	135,044

Electronic Manufacturing Services–0.37%

Jabil Circuit, Inc.	6,702	135,179
TE Connectivity Ltd. (Switzerland)	2,295	126,891
		262,070

	Shares	Value

Environmental & Facilities Services–0.61%

Republic Services, Inc.	3,680	$143,594
Stericycle, Inc. (b)	1,229	143,252
Waste Management, Inc.	3,078	146,297
		433,143

Fertilizers & Agricultural Chemicals–0.62%

CF Industries Holdings, Inc.	574	160,272
Monsanto Co.	1,278	143,788
Mosaic Co. (The)	3,112	138,204
		442,264

Food Distributors–0.20%

Sysco Corp.	3,819	144,931

Food Retail–0.61%

Kroger Co. (The)	2,779	144,508
Safeway Inc.	4,175	143,202
Whole Foods Market, Inc.	3,781	144,094
		431,804

Footwear–0.22%

NIKE, Inc. -Class B	1,759	156,903

Gas Utilities–0.20%

AGL Resources Inc.	2,745	140,928

General Merchandise Stores–0.80%

Dollar General Corp. (b)	2,253	137,681
Dollar Tree, Inc. (b)	2,576	144,436
Family Dollar Stores, Inc.	1,835	141,735
Target Corp.	2,304	144,415
		568,267

Gold–0.19%

Newmont Mining Corp.	5,724	131,938

Health Care Distributors–0.82%

AmerisourceBergen Corp.	1,865	144,165
Cardinal Health, Inc.	1,910	143,097
McKesson Corp.	748	145,613
Patterson Cos. Inc.	3,544	146,828
		579,703

Health Care Equipment–2.75%

Abbott Laboratories	3,386	140,824
Baxter International Inc.	1,929	138,444
Becton, Dickinson and Co.	1,266	144,083
Boston Scientific Corp. (b)	11,527	136,134
C.R. Bard, Inc.	973	138,857
CareFusion Corp. (b)	3,105	140,501
Covidien PLC	1,588	137,378
Edwards Lifesciences Corp. (b)	1,444	147,505
Intuitive Surgical, Inc. (b)	299	138,084
Medtronic, Inc.	2,210	136,909
St. Jude Medical, Inc.	2,284	137,337
Stryker Corp.	1,725	139,294
Varian Medical Systems, Inc. (b)	1,687	135,162

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

Zimmer Holdings, Inc.	1,372	$137,955
		1,948,467

Health Care Facilities–0.39%

Tenet Healthcare Corp. (b)	2,341	139,032
Universal Health Services, Inc. -Class B	1,289	134,701
		273,733

Health Care REIT’s–0.60%

HCP, Inc.	3,552	141,050
Health Care REIT, Inc.	2,278	142,079
Ventas, Inc.	2,354	145,830
		428,959

Health Care Services–0.79%

DaVita HealthCare Partners Inc. (b)	1,944	142,184
Express Scripts Holding Co. (b)	1,953	137,940
Laboratory Corp. of America Holdings (b)	1,354	137,770
Quest Diagnostics Inc.	2,301	139,625
		557,519

Health Care Supplies–0.20%

DENTSPLY International Inc.	3,081	140,494

Health Care Technology–0.21%

Cerner Corp. (b)	2,452	146,066

Home Entertainment Software–0.19%

Electronic Arts Inc. (b)	3,877	138,060

Home Furnishings–0.39%

Leggett & Platt, Inc.	4,105	143,346
Mohawk Industries, Inc. (b)	1,012	136,438
		279,784

Home Improvement Retail–0.41%

Home Depot, Inc. (The)	1,621	148,711
Lowe’s Cos., Inc.	2,720	143,942
		292,653

Homebuilding–0.59%

D.R. Horton, Inc.	6,714	137,771
Lennar Corp. -Class A	3,688	143,205
PulteGroup Inc.	7,672	135,488
		416,464

Homefurnishing Retail–0.21%

Bed Bath & Beyond Inc. (b)	2,213	145,682

Hotel and Resort REIT’s–0.20%

Host Hotels & Resorts Inc.	6,631	141,439

Hotels, Resorts & Cruise Lines–0.82%

Carnival Corp.	3,677	147,705
Marriott International Inc. -Class A	2,039	142,526
Starwood Hotels & Resorts Worldwide, Inc.	1,734	144,286
Wyndham Worldwide Corp.	1,789	145,374
		579,891

	Shares	Value

Household Appliances–0.19%

Whirlpool Corp.	946	$137,785

Household Products–0.83%

Clorox Co. (The)	1,618	155,393
Colgate-Palmolive Co.	2,234	145,702
Kimberly-Clark Corp.	1,358	146,080
Procter & Gamble Co. (The)	1,729	144,786
		591,961

Housewares & Specialties–0.20%

Newell Rubbermaid Inc.	4,209	144,832

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	2,849	139,601

Hypermarkets & Super Centers–0.41%

Costco Wholesale Corp.	1,148	143,867
Wal-Mart Stores, Inc.	1,900	145,293
		289,160

Independent Power Producers & Energy Traders–0.41%

AES Corp. (The)	10,040	142,367
NRG Energy, Inc.	4,758	145,024
		287,391

Industrial Conglomerates–0.80%

3M Co.	1,000	141,680
Danaher Corp.	1,873	142,310
General Electric Co. (d)	5,569	142,678
Roper Industries, Inc.	978	143,072
		569,740

Industrial Gases–0.61%

Air Products and Chemicals, Inc.	1,123	146,192
Airgas, Inc.	1,328	146,943
Praxair, Inc.	1,094	141,126
		434,261

Industrial Machinery–1.95%

Dover Corp.	1,682	135,115
Flowserve Corp.	1,939	136,738
Illinois Tool Works Inc.	1,631	137,689
Ingersoll-Rand PLC	2,407	135,658
Pall Corp.	1,727	144,550
Parker Hannifin Corp.	1,222	139,491
Pentair PLC (United Kingdom)	2,138	140,018
Snap-on Inc.	1,145	138,637
Stanley Black & Decker Inc.	1,567	139,134
Xylem, Inc.	3,878	137,630
		1,384,660

Industrial REIT’s–0.20%

Prologis, Inc.	3,689	139,075

Insurance Brokers–0.41%

Aon PLC	1,654	145,006
Marsh & McLennan Cos., Inc.	2,734	143,098
		288,104

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Integrated Oil & Gas–0.79%

Chevron Corp.	1,174	$140,082
Exxon Mobil Corp.	1,503	141,357
Hess Corp.	1,485	140,065
Occidental Petroleum Corp.	1,478	142,110
		563,614

Integrated Telecommunication Services–1.03%

AT&T Inc.	4,175	147,127
CenturyLink Inc.	3,643	148,962
Frontier Communications Corp.	22,515	146,573
Verizon Communications Inc.	2,976	148,770
Windstream Holdings Inc.	13,017	140,323
		731,755

Internet Retail–0.98%

Amazon.com, Inc. (b)	432	139,294
Expedia, Inc.	1,664	145,800
Netflix Inc. (b)	302	136,256
Priceline Group Inc. (The) (b)	124	143,664
TripAdvisor Inc. (b)	1,450	132,559
		697,573

Internet Software & Services–1.22%

Akamai Technologies, Inc. (b)	2,297	137,360
eBay Inc. (b)	2,760	156,299
Facebook Inc. -Class A (b)	1,858	146,856
Google Inc. -Class A (b)	124	72,963
Google Inc. -Class C (b)	124	71,593
VeriSign, Inc. (b)	2,566	141,438
Yahoo! Inc. (b)	3,359	136,879
		863,388

Investment Banking & Brokerage–0.80%

Charles Schwab Corp. (The)	4,881	143,453
E*TRADE Financial Corp. (b)	6,226	140,645
Goldman Sachs Group, Inc. (The)	786	144,286
Morgan Stanley	4,115	142,256
		570,640

IT Consulting & Other Services–0.80%

Accenture PLC -Class A	1,778	144,587
Cognizant Technology Solutions Corp. -Class A (b)	3,218	144,070
International Business Machines Corp.	752	142,752
Teradata Corp. (b)	3,211	134,605
		566,014

Leisure Products–0.39%

Hasbro, Inc.	2,692	148,046
Mattel, Inc.	4,195	128,577
		276,623

Life & Health Insurance–1.38%

Aflac, Inc.	2,409	140,324
Lincoln National Corp.	2,626	140,701
MetLife, Inc.	2,589	139,081
Principal Financial Group, Inc.	2,666	139,885

	Shares	Value

Life & Health Insurance –(continued)

Prudential Financial, Inc.	1,583	$139,209
Torchmark Corp.	2,698	141,295
Unum Group	4,010	137,864
		978,359

Life Sciences Tools & Services–0.79%

Agilent Technologies, Inc.	2,458	140,057
PerkinElmer, Inc.	3,225	140,610
Thermo Fisher Scientific, Inc.	1,168	142,145
Waters Corp. (b)	1,415	140,255
		563,067

Managed Health Care–1.01%

Aetna Inc.	1,752	141,912
Cigna Corp.	1,560	141,476
Humana Inc.	1,122	146,185
UnitedHealth Group Inc.	1,671	144,124
WellPoint, Inc.	1,214	145,219
		718,916

Metal & Glass Containers–0.36%

Ball Corp.	2,192	138,688
Owens-Illinois, Inc. (b)	4,571	119,074
		257,762

Motorcycle Manufacturers–0.18%

Harley-Davidson, Inc.	2,236	130,135

Movies & Entertainment–0.80%

Time Warner Inc.	1,875	141,019
Twenty-First Century Fox, Inc. -Class A	4,110	140,932
Viacom Inc. -Class B	1,811	139,338
Walt Disney Co. (The)	1,603	142,715
		564,004

Multi-Line Insurance–1.01%

American International Group, Inc.	2,610	140,992
Assurant, Inc.	2,227	143,196
Genworth Financial Inc. -Class A (b)	10,941	143,327
Hartford Financial Services Group, Inc. (The)	3,878	144,456
Loews Corp.	3,397	141,519
		713,490

Multi-Sector Holdings–0.39%

Berkshire Hathaway Inc. -Class B (b)	1,050	145,047
Leucadia National Corp.	5,522	131,645
		276,692

Multi-Utilities–2.85%

Ameren Corp.	3,774	144,657
CenterPoint Energy, Inc.	5,971	146,110
CMS Energy Corp.	4,874	144,563
Consolidated Edison, Inc.	2,554	144,710
Dominion Resources, Inc.	2,101	145,158
DTE Energy Co.	1,905	144,932
Integrys Energy Group, Inc.	2,163	140,206
NiSource Inc.	3,691	151,257
PG&E Corp.	3,106	139,894

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Utilities–(continued)

Public Service Enterprise Group Inc.	3,924	$146,130
SCANA Corp.	2,888	143,274
Sempra Energy	1,395	147,005
TECO Energy, Inc.	8,266	143,663
Wisconsin Energy Corp.	3,266	140,438
		2,021,997

Office REIT’s–0.20%

Boston Properties, Inc.	1,249	144,584

Office Services & Supplies–0.19%

Pitney Bowes Inc.	5,431	135,721

Oil & Gas Drilling–1.10%

Diamond Offshore Drilling, Inc.	3,617	123,955
Ensco PLC -Class A	3,115	128,681
Helmerich & Payne, Inc.	1,428	139,758
Nabors Industries Ltd.	5,971	135,900
Noble Corp. PLC	5,552	123,365
Transocean Ltd.	4,017	128,424
		780,083

Oil & Gas Equipment & Services–1.18%

Baker Hughes Inc.	2,167	140,985
Cameron International Corp. (b)	2,026	134,486
FMC Technologies, Inc. (b)	2,541	138,002
Halliburton Co.	2,188	141,148
National Oilwell Varco Inc.	1,786	135,914
Schlumberger Ltd.	1,409	143,281
		833,816

Oil & Gas Exploration & Production–3.52%

Anadarko Petroleum Corp.	1,365	138,466
Apache Corp.	1,496	140,430
Cabot Oil & Gas Corp.	4,365	142,692
Chesapeake Energy Corp.	5,784	132,974
Cimarex Energy Co.	1,074	135,893
ConocoPhillips	1,835	140,414
Denbury Resources Inc.	9,039	135,856
Devon Energy Corp.	2,059	140,383
EOG Resources, Inc.	1,421	140,707
EQT Corp.	1,525	139,598
Marathon Oil Corp.	3,640	136,828
Murphy Oil Corp.	2,515	143,129
Newfield Exploration Co. (b)	3,758	139,309
Noble Energy, Inc.	2,093	143,077
Pioneer Natural Resources Co.	712	140,243
QEP Resources Inc.	4,547	139,957
Range Resources Corp.	1,987	134,738
Southwestern Energy Co. (b)	3,842	134,278
		2,498,972

Oil & Gas Refining & Marketing–0.79%

Marathon Petroleum Corp.	1,658	140,383
Phillips 66	1,734	140,992
Tesoro Corp.	2,341	142,754
Valero Energy Corp.	2,975	137,653
		561,782

	Shares	Value

Oil & Gas Storage & Transportation–0.80%

Kinder Morgan Inc.	3,815	$146,267
ONEOK, Inc.	2,131	139,687
Spectra Energy Corp.	3,616	141,964
Williams Cos., Inc. (The)	2,563	141,862
		569,780

Packaged Foods & Meats–2.62%

Campbell Soup Co.	3,319	141,821
ConAgra Foods, Inc.	4,455	147,193
General Mills, Inc.	2,729	137,678
Hershey Co. (The)	1,554	148,298
Hormel Foods Corp.	2,883	148,157
JM Smucker Co. (The)	1,444	142,942
Kellogg Co.	2,255	138,908
Keurig Green Mountain Inc.	1,098	142,883
Kraft Foods Group, Inc.	2,496	140,774
McCormick & Co., Inc.	2,111	141,226
Mead Johnson Nutrition Co.	1,489	143,272
Mondelez International Inc. -Class A	4,078	139,733
Tyson Foods, Inc. -Class A	3,765	148,228
		1,861,113

Paper Packaging–0.77%

Avery Dennison Corp.	2,985	133,280
Bemis Co., Inc.	3,649	138,735
MeadWestvaco Corp.	3,390	138,787
Sealed Air Corp.	3,897	135,927
		546,729

Paper Products–0.19%

International Paper Co.	2,893	138,112

Personal Products–0.39%

Avon Products, Inc.	10,603	133,598
Estee Lauder Cos. Inc. (The) -Class A	1,933	144,434
		278,032

Pharmaceuticals–2.67%

AbbVie Inc.	2,489	143,764
Actavis PLC (b)	614	148,146
Allergan, Inc.	851	151,640
Bristol-Myers Squibb Co.	2,866	146,682
Eli Lilly and Co.	2,207	143,124
Hospira, Inc. (b)	2,737	142,406
Johnson & Johnson	1,375	146,561
Mallinckrodt PLC (b)	1,669	150,460
Merck & Co., Inc.	2,421	143,517
Mylan Inc. (b)	3,061	139,245
Perrigo Co. PLC	996	149,589
Pfizer Inc.	4,896	144,775
Zoetis Inc.	3,982	147,135
		1,897,044

Property & Casualty Insurance–1.42%

ACE Ltd.	1,373	143,986
Allstate Corp. (The)	2,362	144,956
Chubb Corp. (The)	1,586	144,453
Cincinnati Financial Corp.	2,999	141,103

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Property & Casualty Insurance–(continued)

Progressive Corp. (The)	5,749	$145,335
Travelers Cos., Inc. (The)	1,558	146,359
XL Group PLC	4,300	142,631
		1,008,823

Publishing–0.38%

Gannett Co., Inc.	4,482	132,981
News Corp. -Class A (b)	8,417	137,618
		270,599

Railroads–0.84%

CSX Corp.	4,605	147,636
Kansas City Southern	1,247	151,137
Norfolk Southern Corp.	1,334	148,874
Union Pacific Corp.	1,345	145,825
		593,472

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	4,796	142,633

Regional Banks–1.78%

BB&T Corp.	3,775	140,468
Fifth Third Bancorp	6,979	139,720
Huntington Bancshares Inc.	14,224	138,399
KeyCorp	10,343	137,872
M&T Bank Corp.	1,149	141,660
PNC Financial Services Group, Inc. (The)	1,670	142,919
Regions Financial Corp.	13,922	139,777
SunTrust Banks, Inc.	3,687	140,217
Zions Bancorp.	4,871	141,551
		1,262,583

Research & Consulting Services–0.60%

Dun & Bradstreet Corp. (The)	1,231	144,606
Equifax Inc.	1,845	137,895
Nielsen N.V.	3,198	141,767
		424,268

Residential REIT’s–0.79%

Apartment Investment & Management Co. -Class A	4,375	139,213
AvalonBay Communities, Inc.	993	139,983
Equity Residential	2,300	141,634
Essex Property Trust, Inc.	786	140,497
		561,327

Restaurants–1.04%

Chipotle Mexican Grill, Inc. (b)	216	143,983
Darden Restaurants, Inc.	3,028	155,821
McDonald’s Corp.	1,543	146,292
Starbucks Corp.	1,908	143,978
Yum! Brands, Inc.	2,012	144,824
		734,898

Retail REIT’s–0.81%

General Growth Properties, Inc.	6,071	142,972
Kimco Realty Corp.	6,450	141,320

	Shares	Value

Retail REIT’s–(continued)

Macerich Co. (The)	2,258	$144,128
Simon Property Group, Inc.	870	143,045
		571,465

Security & Alarm Services–0.40%

ADT Corp. (The)	3,907	138,542
Tyco International Ltd.	3,253	144,986
		283,528

Semiconductor Equipment–0.61%

Applied Materials, Inc.	6,461	139,622
KLA-Tencor Corp.	1,839	144,877
Lam Research Corp.	2,010	150,147
		434,646

Semiconductors–2.43%

Altera Corp.	4,049	144,874
Analog Devices, Inc.	2,933	145,154
Avago Technologies Ltd. (Singapore)	1,639	142,593
Broadcom Corp. -Class A	3,567	144,178
First Solar, Inc. (b)	1,979	130,238
Intel Corp.	4,161	144,886
Linear Technology Corp.	3,228	143,291
Microchip Technology Inc.	3,022	142,729
Micron Technology, Inc. (b)	4,570	156,568
NVIDIA Corp.	7,536	139,039
Texas Instruments Inc.	3,020	144,024
Xilinx, Inc.	3,394	143,736
		1,721,310

Soft Drinks–1.03%

Coca-Cola Co. (The)	3,475	148,243
Coca-Cola Enterprises, Inc.	3,188	141,420
Dr Pepper Snapple Group, Inc.	2,328	149,714
Monster Beverage Corp. (b)	1,602	146,855
PepsiCo, Inc.	1,585	147,548
		733,780

Specialized Consumer Services–0.19%

H&R Block, Inc.	4,444	137,808

Specialized Finance–1.01%

CME Group Inc. -Class A	1,815	145,118
Intercontinental Exchange, Inc.	739	144,142
McGraw Hill Financial, Inc.	1,676	141,538
Moody’s Corp.	1,515	143,168
NASDAQ OMX Group, Inc. (The)	3,285	139,350
		713,316

Specialized REIT’s–1.00%

American Tower Corp.	1,495	139,977
Crown Castle International Corp.	1,828	147,209
Plum Creek Timber Co., Inc.	3,635	141,801
Public Storage	867	143,783
Weyerhaeuser Co.	4,354	138,719
		711,489

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialty Chemicals–1.08%

Ecolab Inc.	1,247	$143,193
International Flavors & Fragrances Inc.	1,465	140,464
PPG Industries, Inc.	721	141,850
Sherwin-Williams Co. (The)	668	146,285
Sigma-Aldrich Corp.	1,410	191,774
		763,566

Specialty Stores–0.79%

PetSmart, Inc.	2,043	143,194
Staples, Inc.	11,131	134,685
Tiffany & Co.	1,424	137,145
Tractor Supply Co.	2,360	145,164
		560,188

Steel–0.38%

Allegheny Technologies, Inc.	3,451	128,032
Nucor Corp.	2,621	142,268
		270,300

Systems Software–0.98%

CA, Inc.	5,055	141,237
Microsoft Corp.	3,085	143,021
Oracle Corp.	3,557	136,162
Red Hat, Inc. (b)	2,380	133,637
Symantec Corp.	5,873	138,074
		692,131

Technology Hardware, Storage & Peripherals–1.39%

Apple Inc.	1,416	142,662
EMC Corp.	4,859	142,174
Hewlett-Packard Co.	3,940	139,752
NetApp, Inc.	3,390	145,634
SanDisk Corp.	1,455	142,517
Seagate Technology PLC	2,361	135,215
Western Digital Corp.	1,441	140,238
		988,192

Thrifts & Mortgage Finance–0.39%

Hudson City Bancorp, Inc.	14,224	138,257
People’s United Financial Inc.	9,622	139,231
		277,488

Tires & Rubber–0.19%

Goodyear Tire & Rubber Co. (The)	5,856	132,258

Tobacco–0.83%

Altria Group, Inc.	3,338	153,348
Lorillard, Inc.	2,438	146,060
Philip Morris International Inc.	1,714	142,948
Reynolds American Inc.	2,510	148,090
		590,446

Trading Companies & Distributors–0.60%

Fastenal Co.	3,145	141,210
United Rentals, Inc. (b)	1,235	137,209
W.W. Grainger, Inc.	579	145,705
		424,124

	Shares	Value

Trucking–0.20%

Ryder System, Inc.	1,553	$139,723
Total Common Stocks & Other Equity Interests (Cost $27,271,484)		70,868,398

Money Market Funds–0.18%

Liquid Assets Portfolio – Institutional Class (e)	65,155	65,155
Premier Portfolio – Institutional Class (e)	65,156	65,156
Total Money Market Funds (Cost $130,311)		130,311

TOTAL INVESTMENTS–100.08% (Cost $27,401,795)		70,998,709
OTHER ASSETS LESS LIABILITIES–(0.08)%		(55,163)
NET ASSETS–100.00%		$70,943,546

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$70,998,709	$—	$—	$70,998,709
Futures*	(2,954)	—	—	(2,954)
Total Investments	$70,995,755	$—	$—	$70,995,755

* Unrealized appreciation (depreciation).

NOTE 3 — Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2014.

	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 09/30/14	Dividend Income
Invesco Ltd.	$153,863	$7,988	$(34,519)	$(75)	$12,147	$139,404	$2,911

NOTE 4 — Derivative Investments

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	2	December-2014	$196,550	$(2,954)
Total Futures Contracts - Equity Risk					$(2,954)

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $9,194,388 and $19,089,259, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$42,664,691
Aggregate unrealized (depreciation) of investment securities	(330,025)
Net unrealized appreciation of investment securities	$42,334,666
Cost of investments for tax purposes is $28,664,043.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VK-VIEQI-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.08%

Aerospace & Defense–0.72%

General Dynamics Corp.	76,431	$ 9,713,616

Agricultural Products–0.69%

Archer-Daniels-Midland Co.	181,879	9,294,017

Apparel Retail–0.61%

Abercrombie & Fitch Co. -Class A	224,823	8,170,068

Application Software–1.60%

Adobe Systems Inc. (b)	205,091	14,190,246
Citrix Systems, Inc. (b)	102,541	7,315,275
		21,505,521

Asset Management & Custody Banks–1.40%

Northern Trust Corp.	125,352	8,527,697
State Street Corp.	139,017	10,233,041
		18,760,738

Automobile Manufacturers–0.67%

General Motors Co.	282,978	9,038,317

Biotechnology–0.77%

Amgen Inc.	73,464	10,318,753

Cable & Satellite–1.94%

Comcast Corp. -Class A	244,661	13,157,869
Time Warner Cable Inc.	90,299	12,957,003
		26,114,872

Communications Equipment–0.56%

Cisco Systems, Inc.	296,620	7,465,925

Construction Machinery & Heavy Trucks–0.82%

Caterpillar Inc.	110,711	10,963,710

Consumer Finance–0.28%

Synchrony Financial (b)	154,745	3,798,990

Diversified Banks–7.66%

Bank of America Corp.	789,862	13,467,147
Citigroup Inc.	679,241	35,198,269
Comerica Inc.	161,862	8,070,439
JPMorgan Chase & Co.	597,472	35,991,713
Wells Fargo & Co.	197,732	10,256,359
		102,983,927

Diversified Chemicals–0.76%

Dow Chemical Co. (The)	194,793	10,214,945

Diversified Metals & Mining–0.52%

Freeport-McMoRan Inc.	214,821	7,013,906

	Shares	Value

Electric Utilities–0.65%

Edison International	69,384	$ 3,879,953
FirstEnergy Corp.	145,766	4,893,365
		8,773,318

Electronic Components–0.71%

Corning Inc.	490,193	9,480,333

General Merchandise Stores–0.90%

Target Corp.	192,072	12,039,073

Health Care Equipment–0.49%

Medtronic, Inc.	105,650	6,545,018

Hotels, Resorts & Cruise Lines–0.89%

Carnival Corp.	299,069	12,013,602

Household Products–0.85%

Procter & Gamble Co. (The)	137,174	11,486,951

Industrial Conglomerates–1.86%

General Electric Co.	975,634	24,995,743

Industrial Machinery–0.68%

Ingersoll-Rand PLC	161,433	9,098,364

Insurance Brokers–2.08%

Aon PLC	98,811	8,662,760
Marsh & McLennan Cos., Inc.	249,342	13,050,560
Willis Group Holdings PLC	151,452	6,270,113
		27,983,433

Integrated Oil & Gas–3.73%

Exxon Mobil Corp.	81,504	7,665,451
Occidental Petroleum Corp.	93,777	9,016,659
Royal Dutch Shell PLC -Class A (United Kingdom)	538,176	20,527,818
Total S.A. (France)	199,568	12,897,158
		50,107,086

Integrated Telecommunication Services–1.07%

Koninklijke KPN N.V. (Netherlands)(b)	421,339	1,344,988
Orange S.A. (France)	134,705	2,017,959
Telecom Italia S.p.A. (Italy)(b)	1,258,465	1,437,671
Telefonica S.A. (Spain)	91,170	1,408,683
Verizon Communications Inc.	163,470	8,171,865
		14,381,166

Internet Software & Services–1.17%

eBay Inc. (b)	278,382	15,764,773

Investment Banking & Brokerage–3.09%

Charles Schwab Corp. (The)	456,999	13,431,201

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The)	48,395	$ 8,883,870
Morgan Stanley	553,999	19,151,745
	41,466,816

IT Consulting & Other Services–0.58%

Amdocs Ltd.	168,645	7,737,433

Managed Health Care–1.94%

Cigna Corp.	65,368	5,928,224
UnitedHealth Group Inc.	98,512	8,496,660
WellPoint, Inc.	96,958	11,598,116
	26,023,000

Movies & Entertainment–1.42%

Time Warner Inc.	69,724	5,243,942
Viacom Inc. -Class B	179,740	13,829,196
	19,073,138

Multi-Utilities–0.41%

PG&E Corp.	121,808	5,486,232

Oil & Gas Drilling–0.36%

Ensco PLC -Class A	117,782	4,865,574

Oil & Gas Equipment & Services–0.81%

Baker Hughes Inc.	168,118	10,937,757

Oil & Gas Exploration & Production–2.07%

Anadarko Petroleum Corp.	82,092	8,327,412
Apache Corp.	100,824	9,464,349
Canadian Natural Resources Ltd. (Canada)	259,641	10,087,490
	27,879,251

Other Diversified Financial Services–0.68%

Voya Financial, Inc.	234,495	9,168,754

Packaged Foods & Meats–1.10%

Mondelez International Inc. -Class A	275,197	9,429,625
Unilever N.V. -New York Shares (United Kingdom)	133,449	5,295,257
	14,724,882

Personal Products–0.91%

Avon Products, Inc.	969,852	12,220,135

Pharmaceuticals–5.15%

Bristol-Myers Squibb Co.	71,020	3,634,804
Eli Lilly and Co.	166,659	10,807,836
Hospira, Inc. (b)	63,310	3,294,019
Merck & Co., Inc.	222,210	13,172,609
Novartis AG (Switzerland)	121,319	11,425,592
Novartis AG -ADR (Switzerland)	9,553	899,224
Pfizer Inc.	204,491	6,046,799
Sanofi (France)	81,194	9,159,550
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	200,527	10,778,326
	69,218,759

	Shares	Value

Publishing–0.49%

Thomson Reuters Corp.	181,195	$ 6,601,264

Railroads–0.59%

CSX Corp.	247,150	7,923,629

Regional Banks–2.41%

BB&T Corp.	187,764	6,986,699
Citizens Financial Group Inc. (b)	198,971	4,659,901
Fifth Third Bancorp	335,721	6,721,134
PNC Financial Services Group, Inc. (The)	164,562	14,083,216
	32,450,950

Security & Alarm Services–0.70%

Tyco International Ltd.	209,726	9,347,488

Semiconductor Equipment–1.17%

Applied Materials, Inc.	729,763	15,770,178

Semiconductors–1.69%

Broadcom Corp. -Class A	194,621	7,866,581
Intel Corp.	268,563	9,351,364
Texas Instruments Inc.	115,212	5,494,460
	22,712,405

Specialized Finance–0.53%

CME Group Inc. -Class A	89,120	7,125,590

Specialty Chemicals–0.22%

PPG Industries, Inc.	15,125	2,975,693

Systems Software–1.54%

Microsoft Corp.	219,306	10,167,026
Symantec Corp.	447,722	10,525,944
	20,692,970

Technology Hardware, Storage & Peripherals–0.55%

NetApp, Inc.	170,620	7,329,835

Wireless Telecommunication Services–0.59%

Vodafone Group PLC -ADR (United Kingdom)	241,494	7,942,738
Total Common Stocks & Other Equity Interests (Cost $630,602,297)		847,700,636

	Principal Amount

Bonds and Notes–19.63%

Advertising–0.03%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$370,000	372,121

Aerospace & Defense–0.06%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	435,000	432,595

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Aerospace & Defense–(continued)

Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	$365,000	$ 349,381
	781,976

Agricultural & Farm Machinery–0.09%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	1,275,000	1,240,290

Agricultural Products–0.17%

Bunge Ltd Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	1,960,000	2,026,405
Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	317,061
	2,343,466

Air Freight & Logistics–0.33%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	440,000	476,201
Sr. Unsec. Gtd. Notes,
5.10%, 01/15/44	910,000	979,802
United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	295,000	283,865
UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(c)	2,471,000	2,642,426
	4,382,294

Airlines–0.20%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. Pass Through Ctfs., 3.70%, 10/01/26	450,000	450,844
Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	261,380	280,984
Series 2012-1, Class A,
Sr. Sec. Pass Through Ctfs.,
4.15%, 04/11/24	484,898	496,718
Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	166,098	183,019
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. Pass Through Ctfs., 3.75%, 09/03/26	545,000	547,384
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	646,689	674,982
	2,633,931

Airport Services–0.04%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	535,000	541,198

Application Software–0.33%

Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	203,780

	Principal Amount	Value

Application Software–(continued)

Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(c)	$3,877,000	$ 4,235,623
	4,439,403

Asset Management & Custody Banks–0.05%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	425,000	426,026
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	220,000	229,480
	655,506

Automobile Manufacturers–0.15%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 01/11/18(c)	555,000	557,282
Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	1,000,000	998,527
Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	450,000	458,394
	2,014,203

Automotive Retail–0.09%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes,
4.50%, 12/01/23	660,000	692,869
5.75%, 05/01/20	399,000	452,085
	1,144,954

Biotechnology–0.68%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	2,182,000	2,400,200
Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	485,000	503,365
4.63%, 05/15/44	1,390,000	1,362,659
Cubist Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.13%, 09/01/18	1,109,000	1,199,106
1.88%, 09/01/20	2,734,000	3,048,410
Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 2.05%, 04/01/19	645,000	640,300
	9,154,040

Brewers–0.08%

Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Sr. Unsec. Gtd. Global Notes,
0.80%, 07/15/15	325,000	326,011
3.63%, 04/15/15	395,000	402,054
FBG Finance Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	325,000	331,157
	1,059,222

Broadcasting–0.57%

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	1,590,000	1,622,873

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Broadcasting–(continued)

Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	$350,000	$ 346,024
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(c)	5,807,000	5,712,636
		7,681,533

Cable & Satellite–0.26%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	755,000	761,754
5.70%, 05/15/18	445,000	505,809
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	305,000	391,081
Cox Communications, Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	142,000	143,432
Sr. Unsec. Notes, 4.70%, 12/15/42(c)	440,000	428,625
8.38%, 03/01/39(c)	80,000	113,760
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	90,000	91,608
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/20	175,000	198,686
5.95%, 04/01/41	215,000	263,386
Time Warner Cable, Inc., Sr. Unsec. Gtd. Deb., 5.88%, 11/15/40	470,000	552,619
		3,450,760

Catalog Retail–0.17%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(d)	1,105,000	1,468,960
QVC Inc., Sr. Sec. Notes, 5.45%, 08/15/34(c)	880,000	868,491
		2,337,451

Coal & Consumable Fuels–0.09%

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	1,666,000	1,149,540

Commodity Chemicals–0.07%

Montell Finance Co. B.V. (Netherlands), Sr. Unsec. Gtd. Deb., 8.10%, 03/15/27(c)	745,000	995,092

Communications Equipment–0.37%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	2,067,000	2,484,276
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(d)	2,083,000	2,092,113
Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	345,000	356,011
		4,932,400

	Principal Amount	Value

Data Processing & Outsourced Services–0.04%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	$490,000	$ 509,310
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	40,539
		549,849

Distillers & Vintners–0.02%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	310,000	289,377

Diversified Banks–1.55%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	675,000	677,419
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	480,000	468,958
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,084,884
Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	600,000	602,629
5.00%, 01/21/44	240,000	252,198
6.88%, 04/25/18	410,000	474,768
Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	389,661
Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	200,000	201,814
6.75%, 05/22/19	510,000	606,738
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/24(c)	700,000	706,287
Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	396,163
Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	66,011
8.50%, 05/22/19	455,000	569,254
Unsec. Sub. Global Notes,
3.50%, 05/15/23	775,000	744,823
5.30%, 05/06/44	250,000	259,178
6.68%, 09/13/43	815,000	1,003,894
Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	565,000	589,155
HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	325,000	367,825
HSBC Holdings PLC (United Kingdom), Unsec. Sub. Global Notes, 4.25%, 03/14/24	235,000	238,855

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	$400,000	$ 432,155
4.50%, 01/24/22	80,000	86,002
Unsec. Sub. Global Notes, 3.88%, 09/10/24	825,000	808,694
Series S, Jr. Unsec. Sub. Notes, 6.75% (e)	585,000	616,444
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	640,000	624,000
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (e)	1,080,000	1,069,200
Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	206,016
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	550,000	552,136
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	490,000	510,627
National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	190,000	192,647
Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium- Term Global Notes, 4.75%, 01/15/20(c)	490,000	542,664
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	1,410,000	1,436,167
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	1,300,000	1,309,696
Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	735,000	747,010
Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	255,000	259,595
5.50%, 11/18/14(c)	100,000	100,631
Unsec. Sub. Notes, 5.70%, 03/26/44(c)	420,000	443,410
U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	450,000	457,927
Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	180,000	178,768
3.63%, 04/15/15	50,000	50,862
Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	450,000	448,775
		20,773,940

Diversified Capital Markets–0.09%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	686,000	747,570

	Principal Amount	Value

Diversified Capital Markets–(continued)

Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Notes, 3.63%, 09/09/24	$345,000	$ 340,623
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	103,000	116,377
		1,204,570

Diversified Metals & Mining–0.33%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.13%, 04/15/21(c)	535,000	539,587
9.38%, 04/08/19(c)	200,000	254,117
Freeport-McMoRan Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	455,000	456,159
Glencore Finance Canada Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	420,000	424,722
2.70%, 10/25/17(c)	420,000	428,892
Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 3.13%, 04/29/19(c)	1,055,000	1,056,940
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	200,000	258,056
9.00%, 05/01/19	295,000	378,165
Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	645,000	608,971
5.38%, 04/16/20	5,000	5,479
6.75%, 04/16/40	10,000	11,152
		4,422,240

Diversified Support Services–0.03%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	391,666

Drug Retail–0.11%

CVS Health Corp., Sr. Unsec. Global Notes, 3.38%, 08/12/24	375,000	370,519
CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	958,991	1,104,651
		1,475,170

Electric Utilities–0.26%

Baltimore Gas & Electric Co., Sr. Unsec. Notes, 3.35%, 07/01/23	615,000	622,477
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (c)(e)	965,000	1,003,600
Sr. Unsec. Notes, 4.60%, 01/27/20(c)	150,000	165,734
4.88%, 01/22/44(c)	930,000	983,550
Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	409,968
Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	232,106

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Electric Utilities–(continued)

PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	$50,000	$ 66,009
Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	16,887
		3,500,331

Electrical Components & Equipment–0.06%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	740,000	742,452

Fertilizers & Agricultural Chemicals–0.06%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	305,000	303,394
3.38%, 07/15/24	210,000	210,440
3.60%, 07/15/42	365,000	328,768
		842,602

Food Distributors–0.06%

Sysco Corp., Sr. Unsec. Gtd. Notes, 3.50%, 10/02/24	849,000	851,197

Food Retail–0.10%

Kroger Co. (The), Sr. Unsec. Global Notes, 3.30%, 01/15/21	1,295,000	1,314,893

General Merchandise Stores–0.08%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	365,000	326,732
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	755,083
		1,081,815

Gold–0.11%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	500,000	502,755
Gold Fields Orogen Holdings BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	465,000	421,988
Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	620,000	576,669
		1,501,412

Health Care Distributors–0.15%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	940,000	936,225
McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	1,095,000	1,088,232
		2,024,457

Health Care Equipment–0.54%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	685,000	684,208
4.88%, 05/15/44	750,000	739,082
Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	731,000	741,979

	Principal Amount	Value

Health Care Equipment–(continued)

Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	$525,000	$ 491,555
4.63%, 03/15/44	525,000	541,374
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,230,960
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	3,297,000	2,870,451
		7,299,609

Health Care Facilities–0.49%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	2,892,290
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	3,465,000	3,755,194
		6,647,484

Health Care REIT’s–0.23%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	855,000	839,542
4.20%, 03/01/24	480,000	487,109
Health Care REIT, Inc., Sr. Unsec. Global Notes, 4.50%, 01/15/24	315,000	324,405
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	510,159
Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	215,000	246,635
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	430,000	423,698
4.25%, 03/01/22	200,000	209,059
		3,040,607

Health Care Services–0.70%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	940,000	927,925
Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	311,073
Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	220,000	224,238
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	1,903,000	2,098,057
3.75%, 04/01/42	2,681,000	4,200,792
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(d)	1,625,000	1,684,922
		9,447,007

Homebuilding–0.07%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,050,000	968,489

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Hotels, Resorts & Cruise Lines–0.07%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	$335,000	$ 344,377
5.63%, 03/01/21	580,000	645,664
		990,041

Housewares & Specialties–0.09%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	1,160,000	1,236,269

Hypermarkets & Super Centers–0.03%

Wal-Mart Stores, Inc., Sr. Unsec. Global Bonds, 3.30%, 04/22/24	360,000	364,297
Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	66,400
		430,697

Industrial Conglomerates–0.09%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 6.00%, 08/07/19	300,000	350,302
Series C, Jr. Unsec. Sub. Global Bonds, 5.25% (e)	900,000	917,100
		1,267,402

Industrial Machinery–0.14%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	690,000	760,088
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Bonds, 5.00%, 10/01/44	250,000	246,584
Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/54	910,000	892,209
		1,898,881

Insurance Brokers–0.03%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	410,000	430,603

Integrated Oil & Gas–0.19%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	985,000	978,888
Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/18	520,000	520,964
Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	300,000	311,911
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	645,000	571,133
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	117,375
		2,500,271

	Principal Amount	Value

Integrated Telecommunication Services–0.40%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	$4,000	$ 5,931
AT&T Inc., Sr. Unsec. Global Notes, 5.35%, 09/01/40	101,000	107,025
6.15%, 09/15/34	140,000	167,533
British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	550,000	548,845
Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	360,000	452,740
Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	230,000	237,218
5.15%, 09/15/23	450,000	498,628
6.40%, 09/15/33	1,910,000	2,330,908
6.40%, 02/15/38	300,000	361,278
Sr. Unsec. Notes, 5.01%, 08/21/54(c)	694,000	700,319
		5,410,425

Internet Software & Services–0.13%

Baidu Inc. (China), Sr. Unsec. Global Notes, 3.25%, 08/06/18	685,000	708,455
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/19(c)	975,000	986,193
		1,694,648

Investment Banking & Brokerage–1.39%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	562,672
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 2.63%, 01/31/19	535,000	534,193
5.25%, 07/27/21	400,000	444,562
6.15%, 04/01/18	550,000	621,206
Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	65,000	66,673
Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	459,900
Series 0000, Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(f)	3,328,000	4,371,861
1.00%, 09/28/20(c)(g)	6,230,000	6,842,284
Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	1,793,000	1,902,821
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	300,000	336,759
Morgan Stanley, Sr. Unsec. Global Notes, 6.38%, 07/24/42	705,000	885,986
Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	610,000	627,110
Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	735,479
5.75%, 01/25/21	220,000	250,348
		18,641,854

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Life & Health Insurance–0.14%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	$275,000	$ 287,255
Lincoln National Corp., Sr. Unsec. Global Notes, 4.00%, 09/01/23	460,000	474,648
Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	215,000	246,442
Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	410,000	434,460
Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	255,000	265,036
Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	50,000	50,485
6.63%, 12/01/37	110,000	139,699
		1,898,025

Managed Health Care–0.60%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	646,739
WellPoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	4,455,000	7,359,103
		8,005,842

Movies & Entertainment–0.05%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(c)	462,000	477,881
Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	142,687
		620,568

Multi-Line Insurance–0.03%

American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	385,000	383,265

Multi-Utilities–0.11%

Dominion Resources, Inc., Jr. Unsec. Sub. Notes, 5.75%, 10/01/54	960,000	972,441
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	440,000	435,788
		1,408,229

Office REIT’s–0.13%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	735,000	834,803
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	341,648
Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	605,000	615,308
		1,791,759

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	500,000	507,870

	Principal Amount	Value

Oil & Gas Drilling–0.10%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	$150,000	$ 152,726
Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	1,165,000	1,148,959
		1,301,685

Oil & Gas Equipment & Services–0.10%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	1,126,000	1,320,235

Oil & Gas Exploration & Production–0.53%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	2,049,000	1,699,389
Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	830,000	876,211
Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	570,000	604,000
Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	675,000	693,354
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	3,053,000	3,241,904
		7,114,858

Oil & Gas Refining & Marketing–0.03%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	385,000	387,528

Oil & Gas Storage & Transportation–0.31%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	155,000	174,863
Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	31,342
Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	287,090
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	361,912
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	154,038
Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	645,000	654,762
5.50%, 02/15/20	535,000	600,507
Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	243,094
Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	600,000	655,257
Williams Partners L.P., Sr. Unsec. Global Notes, 5.40%, 03/04/44	890,000	940,375
		4,103,240

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Other Diversified Financial Services–0.13%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	$935,000	$ 931,482
ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(c)	755,000	794,627
		1,726,109

Packaged Foods & Meats–0.12%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	765,000	752,747
Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	174,000	219,220
Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 3.95%, 08/15/24	237,000	237,197
4.88%, 08/15/34	214,000	221,621
5.15%, 08/15/44	220,000	227,540
		1,658,325

Paper Packaging–0.10%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	1,215,000	1,288,457

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	279,189

Personal Products–0.01%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	155,000	156,243

Pharmaceuticals–1.03%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	1,620,000	1,626,468
Actavis Funding SCS, Sr. Unsec. Gtd. Notes, 4.85%, 06/15/44(c)	950,000	898,110
GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	84,981
6.38%, 05/15/38	70,000	90,923
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	1,455,000	1,613,231
Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/19	280,000	315,765
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(c)	1,045,000	1,078,962
Novartis Capital Corp. (Switzerland), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/06/44	1,300,000	1,351,840
Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 2.30%, 11/08/18(c)	405,000	402,622
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	2,467,000	5,979,391
Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	365,000	365,029
		13,807,322

	Principal Amount	Value

Property & Casualty Insurance–0.27%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	$325,000	$ 372,559
Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	30,281
Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	730,000	733,493
Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	385,000	396,651
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	855,000	1,005,159
Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	665,000	700,120
WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	450,628
		3,688,891

Railroads–0.29%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Bonds, 5.15%, 09/01/43	1,990,000	2,177,780
CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	441,171
Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/24	101,000	104,212
Sr. Unsec. Notes, 3.25%, 01/15/25	155,000	154,071
4.15%, 01/15/45	440,000	431,134
4.85%, 06/15/44	570,000	622,358
		3,930,726

Regional Banks–0.19%

Branch Banking & Trust Co., Unsec Sub. Bonds, 3.80%, 10/30/26	563,000	561,404
Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	485,000	569,780
PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	406,728
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	1,000,000	1,032,443
		2,570,355

Reinsurance–0.06%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	780,000	835,634

Renewable Electricity–0.04%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	581,000	583,892

Semiconductor Equipment–0.30%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	4,088,883

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Semiconductors–0.67%

Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	$3,239,000	$ 4,275,480
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(c)	4,339,000	4,775,612
		9,051,092

Soft Drinks–0.09%

PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	1,175,000	1,207,212

Sovereign Debt–0.01%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	110,100
Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	11,938
		122,038

Specialized Finance–0.09%

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	935,000	987,897
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	195,775
		1,183,672

Specialized REIT’s–0.27%

American Tower Corp., Sr. Unsec. Global Notes, 3.40%, 02/15/19	740,000	756,851
4.63%, 04/01/15	170,000	173,192
5.00%, 02/15/24	415,000	435,904
Sr. Unsec. Notes, 4.50%, 01/15/18	950,000	1,013,799
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	370,000	377,988
6.11%, 01/15/20(c)	770,000	897,050
		3,654,784

Steel–0.27%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	446,000	546,350
Sr. Unsec. Global Notes, 4.25%, 08/05/15	585,000	590,119
6.13%, 06/01/18	15,000	16,050
7.25%, 03/01/41	115,000	115,863
United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	882,000	1,450,890
Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 09/15/19	660,000	741,030

	Principal Amount	Value

Steel–(continued)

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	$185,000	$ 179,172
		3,639,474

Systems Software–0.23%

NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	2,326,000	2,432,124
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	600,000	604,823
		3,036,947

Technology Hardware, Storage & Peripherals–0.62%

Apple Inc., Sr. Unsec. Global Notes, 3.45%, 05/06/24	305,000	307,624
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	420,000	421,783
SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(c)	5,776,000	6,942,030
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	645,000	645,806
		8,317,243

Thrifts & Mortgage Finance–0.85%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	710,000	944,300
5.00%, 05/01/17	6,201,000	6,786,219
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	412,000	590,448
3.00%, 11/15/17	2,275,000	3,146,609
		11,467,576

Tobacco–0.13%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	36,133
Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	405,000	411,002
4.88%, 11/15/43	1,210,000	1,293,609
		1,740,744

Trading Companies & Distributors–0.03%

Air Lease Corp., Sr. Unsec. Global Bonds, 4.25%, 09/15/24	430,000	426,238

Trucking–0.07%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	670,000	684,023
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	283,153
		967,176

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Wireless Telecommunication Services–0.10%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	$600,000	$ 560,400
Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	260,846
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	585,000	575,840
	1,397,086
Total Bonds and Notes (Cost $241,793,488)	263,848,050

U.S. Treasury Securities–8.53%

U.S. Treasury Bills–0.01%

0.04%, 11/13/14(h)(i)	175,000	174,997

U.S. Treasury Notes–8.26%

2.38%, 10/31/14	15,720,000	15,749,540
2.13%, 11/30/14	5,250,000	5,268,090
2.25%, 01/31/15	6,000,000	6,043,226
2.50%, 03/31/15	275,000	278,358
2.13%, 05/31/15	680,000	689,267
2.25%, 03/31/16	2,000,000	2,056,402
0.50%, 09/30/16	18,393,000	18,362,753
0.63%, 05/31/17	380,000	376,772
0.75%, 06/30/17	9,000,000	8,940,440
1.00%, 09/15/17	22,045,000	22,012,952
0.75%, 02/28/18	6,200,000	6,083,547
1.25%, 01/31/19	8,000,000	7,868,325
3.63%, 08/15/19	1,525,000	1,658,147
1.75%, 09/30/19	7,415,000	7,406,613
3.38%, 11/15/19	300,000	323,101
3.63%, 02/15/20	46,000	50,168
2.63%, 11/15/20	600,000	619,025
2.38%, 08/15/24	7,381,100	7,299,658
	111,086,384

U.S. Treasury Bonds–0.26%

5.38%, 02/15/31	1,720,000	2,277,451
4.50%, 08/15/39	40,000	49,660
4.38%, 05/15/40	80,000	97,845
3.38%, 05/15/44	989,600	1,022,003
	3,446,959
Total U.S. Treasury Securities (Cost $114,311,321)	114,708,340

	Shares

Preferred Stocks–1.00%

Asset Management & Custody Banks–0.21%

AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	34,000	2,112,250

	Shares	Value

Asset Management & Custody Banks–(continued)

State Street Corp., Series D, 5.90% Pfd.	30,000	$ 769,500
	2,881,750

Diversified Banks–0.09%

Wells Fargo & Co., 5.85% Pfd.	45,000	1,153,350

Oil & Gas Storage & Transportation–0.41%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Gtd. Sub. Conv. Pfd.	95,499	5,452,993

Regional Banks–0.29%

KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,968,293
Total Preferred Stocks (Cost $9,750,288)	13,456,386

	Principal Amount

U.S. Government Sponsored Agency Securities–0.44%

Federal Home Loan Mortgage Corp. (FHLMC)–0.30%

Unsec. Global Notes,
5.00%, 04/18/17	$1,500,000	1,653,669
5.50%, 08/23/17	140,000	157,452
4.88%, 06/13/18	1,000,000	1,122,882
6.75%, 03/15/31	750,000	1,078,516
		4,012,519

Federal National Mortgage Association (FNMA)–0.14%

Unsec. Global Notes,
2.63%, 11/20/14	130,000	130,457
4.38%, 10/15/15	1,700,000	1,773,998
		1,904,455

Total U.S. Government Sponsored Agency Securities (Cost $5,573,123)		5,916,974

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs.,
6.50%, 02/01/26	2,471	2,795
5.50%, 02/01/37	118	131
		2,926

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs.,
6.00%, 01/01/17	354	366
5.50%, 03/01/21	212	232
8.00%, 08/01/21	2,166	2,320
9.50%, 04/01/30	5,737	6,802
		9,720

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $11,784)		12,646

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Number of Contracts	Exercise Price	Expiration Date	Value

Put Options Purchased–0.00%

Personal Products–0.00%

Avon Products, Inc. (Cost $34,650)	1,650	$9.00	Jan-15	$ 20,625

			Shares

Money Market Funds–7.43%

Liquid Assets Portfolio – Institutional Class (j)			49,911,222	49,911,222
Premier Portfolio – Institutional Class (j)			49,911,222	49,911,222
Total Money Market Funds
(Cost $99,822,444)				99,822,444
TOTAL INVESTMENTS–100.11% (Cost $1,101,899,395)				1,345,486,101
OTHER ASSETS LESS LIABILITIES–(0.11)%				(1,537,601)
NET ASSETS–100.00%				$ 1,343,948,500

Investment Abbreviations:
ADR	—	American Depositary Receipt
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
Disc.	—	Discounted
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $70,513,571, which represented 5.25% of the Fund’s Net Assets.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	Exchangeable for a basket of four common stocks and one ordinary share.
(g)	Exchangeable for a basket of five common stocks.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Equity and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash

Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.

Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equity and Income Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $49,041,910, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$898,647,797	$62,331,669	$--	$960,979,466
U.S. Treasury Securities	--	114,708,340	--	114,708,340
U.S. Government Sponsored Agency Securities	--	5,929,620	--	5,929,620
Corporate Debt Securities	--	263,726,012	--	263,726,012
Foreign Sovereign Debt Securities	--	122,038	--	122,038
Options Purchased	20,625	--	--	20,625
	898,668,422	446,817,679	--	1,345,486,101
Forward Foreign Currency Contracts*	--	1,001,924	--	1,001,924
Futures Contracts*	87,052	--	--	87,052
Total Investments	$898,755,474	$447,819,603	$--	$1,346,575,077

* Unrealized appreciation.

Invesco V.I. Equity and Income Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
10/31/14	Bank of New York Mellon (The)	CAD	7,161,917	USD	6,504,181	$6,389,728	$ 114,453
10/31/14	State Street Bank and Trust Co.	CAD	7,181,569	USD	6,520,844	6,407,261	113,583
10/31/14	Bank of New York Mellon (The)	CHF	4,400,154	USD	4,679,730	4,610,170	69,560
10/31/14	State Street Bank and Trust Co.	CHF	4,438,845	USD	4,718,746	4,650,708	68,038
10/31/14	Bank of New York Mellon (The)	EUR	10,027,638	USD	12,868,969	12,667,084	201,885
10/31/14	State Street Bank and Trust Co.	EUR	10,045,641	USD	12,897,799	12,689,825	207,974
10/31/14	Bank of New York Mellon (The)	GBP	6,817,711	USD	11,141,776	11,050,118	91,658
10/31/14	State Street Bank and Trust Co.	GBP	6,839,797	USD	11,175,236	11,085,915	89,321
10/31/14	Bank of New York Mellon (The)	ILS	14,600,157	USD	3,989,811	3,964,693	25,118
10/31/14	State Street Bank and Trust Co.	ILS	14,636,848	USD	3,994,991	3,974,657	20,334
Total open forward foreign currency contracts - Currency Risk							$ 1,001,924

Currency Abbreviations:
CAD -- Canadian Dollar	GBP -- British Pound Sterling

CHF -- Swiss Franc	ILS -- Israeli Shekel

EUR -- Euro	USD -- U.S. Dollar

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
U.S. Treasury 5 Year Notes	Short	43	December-2014	$ (5,085,086)	$ 18,720
U.S. Treasury 10 Year Notes	Short	27	December-2014	(3,365,297)	32,637
U.S. Treasury 30 Year Bonds	Short	26	December-2014	(3,585,562)	35,695
Total Futures Contracts – Interest Rate Risk					$ 87,052

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $316,220,170 and $328,082,903, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $434,486,368 and $434,027,320, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 254,304,351
Aggregate unrealized (depreciation) of investment securities	(13,724,164)
Net unrealized appreciation of investment securities	$ 240,580,187
Cost of investments for tax purposes is $1,104,905,914.

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIGCE-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.53%

Canada–0.82%

Toronto-Dominion Bank (The)	15,764	$ 777,995

Finland–1.40%

Sampo Oyj -Class A	27,244	1,319,503

France–7.73%

BNP Paribas S.A.	7,145	472,469
Casino Guichard-Perrachon S.A.	6,651	714,712
Danone	26,901	1,795,842
Edenred	20,135	496,126
Lafarge S.A.	3,443	247,171
LVMH Moet Hennessy Louis Vuitton S.A.	7,097	1,150,384
Publicis Groupe S.A.	7,390	506,743
Sanofi	17,046	1,922,971
		7,306,418

Germany–0.69%

Siemens AG	5,447	649,224

Israel–1.26%

Teva Pharmaceutical Industries Ltd. -ADR	22,222	1,194,433

Italy–1.31%

Fiat S.p.A. (a)(b)	58,485	564,340
Fiat S.p.A. -Rts.(a)(b)	58,485	0
Prada S.p.A.	111,100	674,630
		1,238,970

Japan–9.78%

Asahi Group Holdings, Ltd.	25,400	734,879
FANUC Corp.	1,200	216,759
Isuzu Motors Ltd.	91,000	1,286,131
KDDI Corp.	12,500	751,459
Komatsu Ltd. (a)	54,000	1,248,938
Mitsubishi Corp. (a)	60,800	1,246,202
Mitsubishi UFJ Financial Group, Inc.	174,900	990,073
Mizuho Financial Group, Inc. (a)	536,400	958,708
Sumitomo Corp. (a)	87,600	967,533
Tokio Marine Holdings, Inc.	26,900	835,388
		9,236,070

Netherlands–2.61%

Heineken N.V.	15,367	1,147,612
Koninklijke Philips N.V.	41,531	1,322,135
		2,469,747

Sweden–2.41%

Sandvik AB (a)	89,256	1,000,974
SKF AB -Class B	60,930	1,272,383
		2,273,357

	Shares	Value

Switzerland–4.74%

ABB Ltd.	91,101	$ 2,038,300
Roche Holding AG	5,922	1,753,517
TE Connectivity Ltd.	12,362	683,495
		4,475,312

Taiwan–1.29%

Taiwan Semiconductor Manufacturing Co. Ltd.	305,000	1,213,893

United Kingdom–11.73%

British American Tobacco PLC	13,858	778,967
British Sky Broadcasting Group PLC	75,701	1,076,664
Diageo PLC	31,238	903,242
GlaxoSmithKline PLC -ADR	25,329	1,164,374
Imperial Tobacco Group PLC	18,359	789,755
Kingfisher PLC	169,826	890,105
Liberty Global PLC -Series A (b)	17,444	742,068
Liberty Global PLC -Series C (b)	17,444	715,466
London Stock Exchange Group PLC	17,808	538,296
National Grid PLC	50,447	723,348
Rio Tinto PLC	36,332	1,785,597
Standard Chartered PLC	52,967	975,783
		11,083,665

United States–52.76%

Abercrombie & Fitch Co. -Class A	24,272	882,044
ACE Ltd.	7,297	765,236
Amazon.com, Inc. (b)	883	284,715
American Express Co.	30,618	2,680,300
Amphenol Corp. -Class A	8,016	800,478
Archer-Daniels-Midland Co.	17,351	886,636
Berkshire Hathaway Inc. -Class A (b)	14	2,896,600
Cabot Oil & Gas Corp.	32,256	1,054,449
Cameron International Corp. (b)	9,551	633,995
Celgene Corp. (b)	14,894	1,411,653
Cisco Systems, Inc.	28,254	711,153
CMS Energy Corp.	24,801	735,598
Concho Resources Inc. (b)	10,439	1,308,946
Dick’s Sporting Goods, Inc.	16,185	710,198
Dow Chemical Co. (The)	15,148	794,361
Eaton Corp. PLC	13,925	882,427
EMC Corp.	55,476	1,623,228
EOG Resources, Inc.	10,735	1,062,980
Express Scripts Holding Co. (b)	12,152	858,296
First Republic Bank	31,341	1,547,619
Freeport-McMoRan Inc.	20,965	684,507
GameStop Corp. -Class A (a)	26,192	1,079,110
Gilead Sciences, Inc. (b)	6,511	693,096
Halliburton Co.	10,384	669,872
HCA Holdings, Inc. (b)	27,621	1,947,833
International Business Machines Corp.	12,323	2,339,275

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

Johnson Controls, Inc.	14,440	$ 635,360
Kroger Co. (The)	14,494	753,688
Las Vegas Sands Corp.	8,828	549,190
Linear Technology Corp.	15,385	682,940
Macy’s, Inc.	20,431	1,188,676
Marsh & McLennan Cos., Inc.	23,689	1,239,882
Microsoft Corp.	15,914	737,773
Moody’s Corp.	15,825	1,495,462
Mosaic Co. (The)	14,443	641,414
Noble Energy, Inc.	10,663	728,923
Northern Trust Corp.	24,949	1,697,280
Parker Hannifin Corp.	5,664	646,546
Perrigo Co. PLC	5,011	752,602
Philip Morris International Inc.	8,802	734,087
Progressive Corp. (The)	64,140	1,621,459
QUALCOMM, Inc.	20,838	1,558,057
ResMed Inc. (a)	37,411	1,843,240
Tenet Healthcare Corp. (b)	16,358	971,502
Weatherford International PLC (b)	13,528	281,382
Yum! Brands, Inc.	15,950	1,148,081
		49,852,149
Total Common Stocks & Other Equity Interests (Cost $90,192,261)		93,090,736

Money Market Funds–0.82%

Liquid Assets Portfolio – Institutional Class (c)	389,503	389,503
Premier Portfolio – Institutional Class (c)	389,504	389,504
Total Money Market Funds (Cost $779,007)		779,007
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.35% (Cost $90,971,268)		93,869,743

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–7.23%

Liquid Asset Portfolio - Institutional Class (Cost $6,834,163)(c)(d)	6,834,163	6,834,163
TOTAL INVESTMENTS–106.58% (Cost $97,805,431)		100,703,906
OTHER ASSETS LESS LIABILITIES–(6.58)%		(6,220,572)
NET ASSETS–100.00%		$ 94,483,334

Investment Abbreviations:

ADR            —American Depositary Receipt

Rts.              —Rights

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at September 30, 2014.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$6,490,463	$(6,490,463)	$—

            *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco V.I. Global Core Equity Fund

E. Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $13,001,223 and from Level 2 to Level 1 of $5,659,910, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Canada	$777,995	$—	$—	$777,995
Finland	—	1,319,503	—	1,319,503
France	—	7,306,418	—	7,306,418
Germany	649,224	—	—	649,224
Israel	1,194,433	—	—	1,194,433
Italy	1,238,970	—	—	1,238,970
Japan	4,238,166	4,997,904	—	9,236,070
Netherlands	—	2,469,747	—	2,469,747
Sweden	1,272,383	1,000,974	—	2,273,357
Switzerland	683,495	3,791,817	—	4,475,312
Taiwan	—	1,213,893	—	1,213,893
United Kingdom	4,407,505	6,676,160	—	11,083,665
United States	57,465,319	—	—	57,465,319
Total Investments	$71,927,490	$28,776,416	$—	$100,703,906

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $103,789,917 and $113,718,439, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,503,961
Aggregate unrealized (depreciation) of investment securities	(3,754,046)
Net unrealized appreciation of investment securities	$2,749,915
Cost of investments for tax purposes is $97,953,991.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund
Quarterly Schedule of Portfolio Holdings September 30, 2014

invesco.com/us	I-VIGHC-QTR-1 9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–87.31%

Biotechnology–22.29%

ACADIA Pharmaceuticals Inc. (b)	50,257	$ 1,244,363

Alexion Pharmaceuticals, Inc. (b)	48,428	8,030,331

Biogen Idec Inc. (b)	23,529	7,783,628

BioMarin Pharmaceutical Inc. (b)	52,972	3,822,460

Celgene Corp. (b)	76,268	7,228,681

Celldex Therapeutics Inc. (b)	62,415	808,898

Exact Sciences Corp. (b)	95,887	1,858,290

Gilead Sciences, Inc. (b)	99,286	10,568,995

Incyte Corp. (b)	74,918	3,674,728

Insmed, Inc. (b)	40,671	530,757

Intercept Pharmaceuticals Inc. (b)	8,000	1,893,520

Keryx Biopharmaceuticals, Inc. (b)	99,428	1,367,135

Medivation Inc. (b)	42,556	4,207,512

NPS Pharmaceuticals, Inc. (b)	64,521	1,677,546

Vanda Pharmaceuticals Inc. (b)	131,482	1,364,783

Vertex Pharmaceuticals Inc. (b)	38,878	4,366,388

		60,428,015

Drug Retail–1.45%

CVS Health Corp.	33,142	2,637,772

Raia Drogasil S.A. (Brazil)	148,860	1,292,848

		3,930,620

Health Care Distributors–2.95%

Cardinal Health, Inc.	53,803	4,030,921

McKesson Corp.	20,357	3,962,897

		7,993,818

Health Care Equipment–4.77%

Abbott Laboratories	78,741	3,274,838

Olympus Corp. (Japan)(b)	98,500	3,539,698

ResMed Inc.	77,757	3,831,087

Wright Medical Group, Inc. (b)	75,099	2,275,500

		12,921,123

Health Care Facilities–9.04%

Community Health Systems Inc. (b)	105,210	5,764,456

HCA Holdings, Inc. (b)	119,781	8,446,956

Tenet Healthcare Corp. (b)	96,904	5,755,129

Universal Health Services, Inc. -Class B	43,545	4,550,452

		24,516,993

Health Care Services–3.41%

Air Methods Corp. (b)	46,991	2,610,350

Express Scripts Holding Co. (b)	88,191	6,228,931

Innovacare Inc. (Puerto Rico) (Acquired 12/12/12; Cost $480,796)(b)(c)	122,652	398,619

		9,237,900

	Shares	Value

Life Sciences Tools & Services–2.44%

Agilent Technologies, Inc.	46,191	$ 2,631,963

Thermo Fisher Scientific, Inc.	32,846	3,997,358

		6,629,321

Managed Health Care–3.41%

Aetna Inc.	49,605	4,018,005

Qualicorp S.A. (Brazil)(b)	109,000	1,078,467

UnitedHealth Group Inc.	48,107	4,149,229

		9,245,701

Pharmaceuticals–37.55%

AbbVie Inc.	114,258	6,599,542

Allergan, Inc.	15,174	2,703,855

Auxilium Pharmaceuticals Inc. (b)	62,933	1,878,550

Bayer AG (Germany)	47,416	6,641,403

Bristol-Myers Squibb Co.	117,896	6,033,917

Endo International PLC (b)	60,096	4,106,961

GlaxoSmithKline PLC -ADR (United Kingdom)	215,975	9,928,371

Hikma Pharmaceuticals PLC (United Kingdom)	127,661	3,576,927

Jazz Pharmaceuticals PLC (b)	24,721	3,969,204

Johnson & Johnson	38,152	4,066,622

Mylan Inc. (b)	80,761	3,673,818

Nippon Shinyaku Co., Ltd. (Japan)	116,000	3,511,626

Novartis AG -ADR (Switzerland)	104,043	9,793,567

Perrigo Co. PLC	27,129	4,074,504

Pfizer Inc.	218,073	6,448,419

Roche Holding AG (Switzerland)	31,847	9,429,963

Sanofi -ADR (France)	193,285	10,907,072

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	83,442	4,485,007

		101,829,328

Total Common Stocks & Other Equity Interests (Cost $141,500,772)		236,732,819

Money Market Funds–12.41%

Liquid Assets Portfolio – Institutional Class (d)	16,821,195	16,821,195

Premier Portfolio – Institutional Class (d)	16,821,194	16,821,194

Total Money Market Funds (Cost $33,642,389)		33,642,389

TOTAL INVESTMENTS–99.72% (Cost $175,143,161)		270,375,208

OTHER ASSETS LESS LIABILITIES–0.28%		771,387

NET ASSETS–100.00%		$ 271,146,595

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2014 represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $13,006,890 and from Level 2 to Level 1 of $3,511,626, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$253,430,001	$16,546,588	$398,619	$270,375,208

Forward Foreign Currency Contracts*	--	462,533	--	462,533

Total Investments	$253,430,001	$17,009,121	$398,619	$270,837,741

* Unrealized appreciation.

Invesco V.I. Global Health Care Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation

10/10/14	Citibank Capital, Inc.	CHF	6,099,700	USD	6,628,164	$6,389,679	$238,485

10/10/14	Citibank Capital, Inc.	EUR	4,528,000	USD	5,943,226	5,719,178	224,048

Total open forward foreign currency contracts - Currency Risk							$462,533

Currency Abbreviations:

CHF -- Swiss Franc

EUR -- Euro

USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $36,883,144 and $47,055,227, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$ 97,131,189

Aggregate unrealized (depreciation) of investment securities	(1,899,142)

Net unrealized appreciation of investment securities	$ 95,232,047

Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIGRE-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–97.97%

Australia–5.75%

Dexus Property Group	3,210,778	$ 3,120,250
Federation Centres	1,103,410	2,492,371
Goodman Group	651,139	2,935,605
Scentre Group (a)	1,936,518	5,560,983
Stockland	1,277,905	4,411,753
Westfield Corp.	471,623	3,067,262
		21,588,224

Austria–0.22%

Conwert Immobilien Invest S.E.	73,355	833,566

Brazil–0.74%

BR Properties S.A.	33,400	176,012
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	88,800	448,008
Even Construtora e Incorporadora S.A.	128,700	285,486
EZ TEC Empreendimentos e Participacoes S.A.	50,900	437,284
Helbor Empreendimentos S.A.	128,800	279,920
Iguatemi Empresa de Shopping Centers S.A.	38,900	395,690
MRV Engenharia e Participacoes S.A.	71,200	236,761
Multiplan Empreendimentos Imobiliarios S.A.	21,200	433,371
Tecnisa S.A.	48,600	97,482
		2,790,014

Canada–3.20%

Allied Properties REIT	117,300	3,580,064
Boardwalk REIT	29,600	1,821,091
Canadian REIT	65,600	2,841,554
Chartwell Retirement Residences	127,782	1,250,550
H&R REIT	129,200	2,521,932
		12,015,191

China–3.31%

China Overseas Land & Investment Ltd.	2,030,000	5,200,439
China Resources Land Ltd.	516,000	1,058,639
China Vanke Co., Ltd. (a)	588,200	1,039,319
Country Garden Holdings Co. Ltd.	748,000	281,634
Guangzhou R&F Properties Co. Ltd. - Class H	1,121,600	1,135,631
KWG Property Holding Ltd.	833,000	584,671
Longfor Properties Co. Ltd.	762,500	872,012
Shenzhen Investment Ltd.	1,068,000	299,249
Shimao Property Holdings Ltd.	813,000	1,648,628
Sunac China Holdings Ltd.	415,000	314,264
		12,434,486

Finland–0.32%

Sponda Oyj	264,451	1,195,726

	Shares	Value

France–3.76%

Gecina S.A.	9,777	$ 1,279,071
ICADE	15,149	1,277,523
Klepierre	10,855	474,814
Mercialys S.A.	64,538	1,407,296
Unibail-Rodamco S.E.	37,662	9,671,368
		14,110,072

Germany–2.39%

Deutsche Wohnen AG	178,501	3,814,559
GAGFAH S.A. (a)	126,758	2,354,088
LEG Immobilien AG	40,544	2,809,732
		8,978,379

Hong Kong–7.00%

Henderson Land Development Co. Ltd.	374,990	2,429,167
Hongkong Land Holdings Ltd.	718,000	4,873,099
Hysan Development Co. Ltd.	278,000	1,285,313
Link REIT (The)	1,006,000	5,797,767
New World Development Co. Ltd.	1,588,000	1,851,192
Sun Hung Kai Properties Ltd.	627,000	8,871,424
Wharf Holdings Ltd. (The)	163,000	1,158,768
		26,266,730

Indonesia–0.49%

PT Bumi Serpong Damai	3,284,800	415,838
PT Ciputra Development Tbk	3,776,900	313,944
PT Lippo Karawaci Tbk	5,554,100	428,360
PT Summarecon Agung Tbk	6,777,100	678,377
		1,836,519

Japan–11.81%

Activia Properties, Inc.	126	1,012,182
Frontier Real Estate Investment Corp.	137	657,080
Hulic Reit, Inc.	626	1,007,204
Japan Hotel REIT Investment Corp.	1,774	1,080,543
Japan Logistics Fund Inc.	580	1,281,955
Japan Prime Realty Investment Corp.	570	2,052,977
Japan Real Estate Investment Corp.	602	3,095,906
Japan Retail Fund Investment Corp.	407	819,427
Kenedix Office Investment Corp.	402	2,161,429
Mitsubishi Estate Co. Ltd.	258,000	5,812,571
Mitsui Fudosan Co., Ltd.	484,000	14,842,795
Mori Hills REIT Investment Corp.	1,111	1,543,872
Nippon Prologis REIT Inc.	789	1,832,274
Sumitomo Realty & Development Co., Ltd.	170,000	6,056,386
United Urban Investment Corp.	632	969,870
		44,226,471

Malaysia–0.49%

IGB Corp. Berhad	631,600	552,566
IGB REIT	677,800	272,731
KLCCP Stapled Group(b)	151,300	306,244

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

Malaysia–(continued)

Mah Sing Group Berhad	634,200	$ 469,778

SP Setia Berhad Group	240,300	251,983
		1,853,302

Malta–0.00%

BGP Holdings PLC (Acquired 08/06/09; Cost $0)(a)(c)	3,053,090	0

Mexico–0.74%

Fibra Uno Administracion S.A. de C.V.	838,900	2,759,934

Netherlands–0.36%

Wereldhave N.V.	16,613	1,368,041

Norway–0.20%

Norwegian Property ASA (a)	509,354	761,827

Philippines–0.75%

Ayala Land, Inc.	1,717,300	1,334,808
Megaworld Corp.	3,925,000	438,196
Robinsons Land Corp.	971,700	526,207
SM Prime Holdings Inc.	1,325,500	515,284
		2,814,495

Singapore–3.10%

Ascendas REIT	815,000	1,437,446
CapitaCommercial Trust	1,760,000	2,200,517
CapitaLand Ltd.	958,000	2,400,288
CapitaMall Trust	443,000	663,267
CDL Hospitality Trusts	127,000	166,254
Global Logistic Properties Ltd.	1,284,000	2,724,683
Keppel Land Ltd.	366,000	1,003,064
Mapletree Greater China Commercial Trust	511,000	362,511
Suntec REIT	480,000	662,225
		11,620,255

South Africa–1.17%

Capital Property Fund	551,924	588,928
Growthpoint Properties Ltd.	597,608	1,303,780
Hyprop Investments Ltd.	136,489	1,049,599
Redefine Properties Ltd.	923,948	795,921
Resilient Property Income Fund Ltd.	102,666	661,202
		4,399,430

Sweden–0.98%

Castellum AB	128,250	1,943,933
Fabege AB	60,401	767,078
Wihlborgs Fastigheter AB	56,447	967,917
		3,678,928

Thailand–0.51%

Central Pattana PCL	579,800	829,136
Land and Houses PCL	1,556,400	497,833
Pruksa Real Estate PCL	168,300	176,918

	Shares	Value

Thailand–(continued)

Supalai PCL	504,100	$ 404,026
		1,907,913

Turkey–0.28%

Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	1,000,801	1,043,460

United Arab Emirates–1.36%

Emaar Malls Group PJSC (a)	472,637	373,189
Emaar Properties PJSC	1,509,718	4,731,186
		5,104,375

United Kingdom–5.55%

Big Yellow Group PLC	118,542	995,486
Derwent London PLC	49,133	2,164,359
Great Portland Estates PLC	317,966	3,292,626
Hammerson PLC	386,459	3,592,752
Land Securities Group PLC	508,932	8,541,631
Quintain Estates & Development PLC (a)	502,243	724,670
UNITE Group PLC (The)	217,808	1,498,954
		20,810,478

United States–43.49%

AvalonBay Communities, Inc.	90,521	12,760,745
Boston Properties, Inc.	73,720	8,533,827
Brixmor Property Group, Inc.	112,900	2,513,154
Brookdale Senior Living Inc. (a)	53,212	1,714,491
Cousins Properties, Inc.	430,493	5,144,391
CubeSmart	116,000	2,085,680
DDR Corp.	456,399	7,635,555
EastGroup Properties, Inc.	27,100	1,641,989
Empire State Realty Trust Inc. -Class A	118,000	1,772,360
Essex Property Trust, Inc.	31,945	5,710,169
Federal Realty Investment Trust	43,773	5,185,350
General Growth Properties, Inc.	250,824	5,906,905
Health Care REIT, Inc.	121,993	7,608,703
Healthcare Realty Trust, Inc.	116,114	2,749,580
Healthcare Trust of America, Inc. -Class A	299,713	3,476,671
Hilton Worldwide Holdings Inc. (a)	121,707	2,997,643
Host Hotels & Resorts Inc.	207,518	4,426,359
Hudson Pacific Properties Inc.	127,100	3,134,286
LaSalle Hotel Properties	137,270	4,700,125
Mid-America Apartment Communities, Inc.	68,307	4,484,355
National Health Investors, Inc.	36,700	2,097,038
National Retail Properties Inc.	108,583	3,753,714
Piedmont Office Realty Trust Inc. -Class A	197,500	3,483,900
Prologis, Inc.	273,620	10,315,474
Public Storage	44,700	7,413,048
Realty Income Corp.	80,825	3,296,852
Retail Opportunity Investments Corp.	170,084	2,500,235
RLJ Lodging Trust	161,928	4,610,090
Simon Property Group, Inc.	112,206	18,448,910
SL Green Realty Corp.	63,358	6,419,433
UDR, Inc.	148,955	4,059,024
Ventas, Inc.	24,297	1,505,199

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

	Shares	Value

United States–(continued)

Washington Prime Group Inc.	60,803	$ 1,062,836
		163,148,091
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $314,713,102)		367,545,907

Money Market Funds–2.32%

Liquid Assets Portfolio – Institutional Class (d)	4,357,366	4,357,366
Premier Portfolio – Institutional Class (d)	4,357,366	4,357,366
Total Money Market Funds (Cost $8,714,732)		8,714,732
TOTAL INVESTMENTS–100.29% (Cost $323,427,834)		376,260,639
OTHER ASSETS LESS LIABILITIES–(0.29)%		(1,072,268)
NET ASSETS–100.00%		$ 375,188,371

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Stapled security consisting of one ordinary share of KLCC Property Holdings Berhad and one unit of KLCC REIT.

(c)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2014 represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Invesco V.I. Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $52,479,791, due to foreign fair value adjustments.

Invesco V.I. Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$11,173,604	$10,414,620	$--	$21,588,224
Austria	--	833,566	--	833,566
Brazil	2,790,014	--	--	2,790,014
Canada	12,015,191	--	--	12,015,191
China	2,810,266	9,624,220	--	12,434,486
Finland	1,195,726	--	--	1,195,726
France	2,684,819	11,425,253	--	14,110,072
Germany	6,624,291	2,354,088	--	8,978,379
Hong Kong	10,671,015	15,595,715	--	26,266,730
Indonesia	1,106,737	729,782	--	1,836,519
Japan	11,694,385	32,532,086	--	44,226,471
Malaysia	1,853,302	--	--	1,853,302
Malta	--	--	0	0
Mexico	2,759,934	--	--	2,759,934
Netherlands	1,368,041	--	--	1,368,041
Norway	761,827	--	--	761,827
Philippines	2,376,299	438,196	--	2,814,495
Singapore	5,492,220	6,128,035	--	11,620,255
South Africa	3,095,650	1,303,780	--	4,399,430
Sweden	--	3,678,928	--	3,678,928
Thailand	404,026	1,503,887	--	1,907,913
Turkey	--	1,043,460	--	1,043,460
United Arab Emirates	--	5,104,375	--	5,104,375
United Kingdom	2,223,624	18,586,854	--	20,810,478
United States	171,862,823	--	--	171,862,823
Total Investments	$254,963,794	$121,296,845	$0	$376,260,639

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $142,906,589 and $147,097,902, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$45,642,086
Aggregate unrealized (depreciation) of investment securities	(4,697,554)
Net unrealized appreciation of investment securities	$40,944,532
Cost of investments for tax purposes is $335,316,107.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIGOV-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–57.90%

Collateralized Mortgage Obligations–25.79%

Fannie Mae REMICs, 4.00%, 07/25/18 to 07/25/40	$6,744,671	$ 7,117,873
5.00%, 08/25/19 to 09/25/37	3,651,270	3,769,013
4.25%, 12/25/19 to 02/25/37	4,069,522	4,270,128
4.50%, 10/25/22 to 07/25/27	992,817	1,012,765
3.00%, 10/25/25 to 09/25/36	5,088,441	5,199,145
2.50%, 03/25/26	2,309,397	2,354,877
7.00%, 09/18/27	560,507	628,426
6.50%, 03/25/32	1,522,496	1,715,774
5.75%, 10/25/35	968,404	1,077,768
0.45%, 05/25/36(a)	6,073,387	6,088,133
0.65%, 03/25/37 to 05/25/41(a)	11,133,136	11,225,949
0.55%, 06/25/38(a)	9,490,409	9,540,001
6.58%, 06/25/39(a)	5,996,656	6,867,366
0.70%, 02/25/41(a)	6,612,531	6,687,365
0.67%, 11/25/41(a)	2,582,940	2,611,158
Federal Home Loan Bank, 5.07%, 10/20/15	746,196	775,346
5.46%, 11/27/15	10,483,664	11,020,952
5.77%, 03/23/18	1,472,913	1,622,236
Freddie Mac REMICs, 4.00%, 12/15/17 to 06/15/39	6,575,835	6,834,459
5.00%, 02/15/18 to 09/15/31	2,549,119	2,671,457
4.50%, 07/15/18	668,494	701,690
3.00%, 10/15/18 to 04/15/26	5,358,742	5,519,646
3.75%, 10/15/18	1,244,372	1,262,330
4.25%, 01/15/19	92,678	93,022
3.50%, 12/15/27	346,506	353,559
0.55%, 04/15/28 to 06/15/37(a)	7,565,947	7,608,648
0.65%, 12/15/35 to 03/15/40(a)	8,729,217	8,820,439
0.45%, 03/15/36(a)	5,930,921	5,970,217
0.51%, 11/15/36(a)	8,419,273	8,440,675
1.01%, 11/15/39(a)	1,875,741	1,913,838
0.60%, 03/15/40 to 02/15/42(a)	20,526,794	20,677,140
Ginnie Mae REMICs, 6.00%, 01/16/25	987,902	1,098,395
4.75%, 09/20/32	237,461	240,684
4.50%, 03/20/33 to 09/16/34	5,835,103	5,966,712
4.00%, 04/16/33 to 02/20/38	3,808,297	3,906,037
5.74%, 08/20/34(a)	2,119,524	2,378,281
5.00%, 08/16/35	126,932	129,297
5.87%, 01/20/39(a)	7,024,438	7,954,045
0.95%, 09/16/39(a)	2,625,329	2,685,235
4.50%, 07/20/41(a)	1,786,291	1,906,665
1.63%, 09/20/41(a)	6,784,139	7,050,786
		187,767,532

	Principal Amount	Value

Federal Deposit Insurance Co. (FDIC)–0.05%

Series 2010-S1, Class 1A, Gtd. Floating Rate Notes , 0.71%, 02/25/48 (Acquired 03/05/10; Cost $393,993)(a)(b)	$393,993	$ 394,204

Federal Home Loan Mortgage Corp. (FHLMC)–12.45%

Pass Through Ctfs., 8.00%, 07/01/15 to 09/01/36	7,324,200	8,854,578
6.50%, 11/01/15 to 12/01/35	5,560,080	6,364,117
7.00%, 12/01/15 to 12/01/37	6,457,785	7,369,857
6.00%, 02/01/16 to 07/01/38	2,298,189	2,511,371
5.00%, 07/01/18 to 01/01/40	3,018,322	3,325,213
10.50%, 08/01/19	631	640
4.50%, 09/01/20 to 08/01/41	17,204,787	18,681,406
8.50%, 09/01/20 to 08/01/31	684,145	794,886
10.00%, 03/01/21	27,601	30,565
9.00%, 06/01/21 to 06/01/22	180,516	196,581
7.50%, 09/01/22 to 08/01/36	2,180,042	2,508,602
5.50%, 12/01/22	1,000,095	1,069,339
3.50%, 08/01/26	1,567,591	1,654,690
3.00%, 05/01/27	2,312,150	2,397,961
7.05%, 05/20/27	190,674	216,978
6.03%, 10/20/30	1,246,110	1,445,587
Pass Through Ctfs., ARM, 2.47%, 09/01/35(a)	8,988,276	9,647,100
2.41%, 07/01/36(a)	7,160,691	7,664,701
2.11%, 10/01/36(a)	4,207,138	4,458,336
2.53%, 10/01/36(a)	312,761	336,472
2.62%, 11/01/37(a)	3,069,347	3,303,731
2.68%, 01/01/38(a)	150,132	161,843
2.60%, 06/01/43(a)	7,322,969	7,683,403
		90,677,957

Federal National Mortgage Association (FNMA)–15.21%

Pass Through Ctfs., 6.50%, 12/01/14 to 11/01/37	6,194,950	6,901,691
7.50%, 02/01/15 to 08/01/37	8,051,593	9,308,188
7.00%, 04/01/15 to 06/01/36	8,838,130	9,735,940
8.00%, 06/01/15 to 11/01/37	5,988,908	7,080,056
6.00%, 09/01/17 to 10/01/38	4,767,335	5,355,149
5.00%, 11/01/17 to 12/01/33	719,560	772,908
8.50%, 11/01/17 to 08/01/37	2,567,081	3,058,419
4.50%, 04/01/19 to 08/01/41	14,077,200	15,199,601
5.50%, 03/01/21 to 05/01/35	2,963,117	3,313,837
6.75%, 07/01/24	646,399	735,449
6.95%, 10/01/25	23,505	24,336
3.50%, 03/01/27 to 08/01/27	16,471,311	17,514,525
3.00%, 05/01/27 to 08/01/27	7,733,485	7,995,104

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., ARM, 2.49%, 10/01/34(a)	$3,711,204	$ 3,992,111
2.33%, 05/01/35(a)	687,396	734,994
2.34%, 03/01/38(a)	163,303	174,839
2.83%, 02/01/42(a)	3,238,849	3,366,388
2.30%, 06/01/43(a)	4,361,046	4,359,370
2.25%, 08/01/43(a)	4,194,043	4,264,987
Pass Through Ctfs., BAL, 3.84%, 04/01/18	6,383,879	6,815,560
		110,703,452

Government National Mortgage Association (GNMA)–4.40%

Pass Through Ctfs., 11.00%, 10/15/15	492	495
6.50%, 05/20/16 to 01/15/37	6,082,409	6,863,530
7.50%, 03/15/17 to 10/15/35	3,886,835	4,469,882
7.00%, 04/15/17 to 01/15/37	2,175,900	2,422,379
8.00%, 05/15/17 to 01/15/37	2,176,743	2,558,617
10.50%, 09/15/17	470	473
8.50%, 12/15/17 to 01/15/37	348,245	383,472
10.00%, 06/15/19	11,466	12,668
6.00%, 09/15/20 to 08/15/33	989,892	1,104,057
5.00%, 02/15/25	318,123	350,100
6.95%, 08/20/25 to 08/20/27	364,770	377,844
6.38%, 10/20/27 to 04/20/28	457,538	514,428
6.10%, 12/20/33	5,801,769	6,712,238
3.50%, 10/20/42	6,074,434	6,236,091
		32,006,274

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $411,280,506)		421,549,419

U.S. Treasury Securities–19.08%

U.S. Treasury Bills–0.25%(c)(d)

0.04%, 11/13/14	1,820,000	1,819,967

U.S. Treasury Notes–13.36%

0.88%, 11/30/16	4,600,000	4,616,902
0.63%, 05/31/17	5,000,000	4,957,521
0.75%, 06/30/17	6,250,000	6,208,639
0.88%, 07/15/17	11,000,000	10,963,317
0.63%, 08/31/17	8,400,000	8,290,644
0.75%, 12/31/17	5,000,000	4,920,902
1.38%, 12/31/18	8,300,000	8,217,844
1.50%, 12/31/18	5,500,000	5,473,920
1.63%, 06/30/19	15,000,000	14,924,353
1.63%, 07/31/19	11,200,000	11,134,788
3.63%, 02/15/20	2,000,000	2,181,205
2.00%, 09/30/20	5,000,000	4,986,638
2.13%, 06/30/21	4,500,000	4,481,013
2.13%, 08/15/21	2,700,000	2,687,771
2.00%, 11/15/21	3,300,000	3,250,005
		97,295,462

	Principal Amount		Value

U.S. Treasury Bonds–2.12%

8.75%, 05/15/20	$3,500,000		$ 4,783,530
7.88%, 02/15/21	1,100,000		1,483,821
5.38%, 02/15/31	3,800,000		5,031,579
3.38%, 05/15/44	4,000,000		4,130,972
			15,429,902

U.S. Treasury Inflation-Indexed Bonds–3.35%

2.00%, 01/15/16	4,681,560	(e)	4,846,457
0.63%, 01/15/24	19,400,900	(e)	19,511,396
			24,357,853

Total U.S. Treasury Securities (Cost $138,507,345)			138,903,184

U.S. Government Sponsored Agency Securities–11.90%

Federal Agricultural Mortgage Corp. (FAMC)–2.69%

Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/17(b)	14,000,000		15,485,011
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/16	4,000,000		4,099,545
			19,584,556

Federal Farm Credit Bank (FFCB)–1.33%

Unsec. Bonds, 1.05%, 03/28/16	7,000,000		7,065,070

Unsec. Medium-Term Notes, 5.75%, 12/07/28	2,100,000		2,649,083
			9,714,153

Federal Home Loan Bank (FHLB)–4.00%

Unsec. Bonds, 1.50%, 10/12/17	4,800,000		4,835,387
2.00%, 09/14/18	2,500,000		2,535,139
4.50%, 09/13/19	5,000,000		5,602,248
1.88%, 03/13/20	6,000,000		5,925,835
3.38%, 06/12/20	6,220,000		6,634,563
2.88%, 09/11/20	3,455,000		3,577,178
			29,110,350

Federal Home Loan Mortgage Corp. (FHLMC)–0.91%

Series 1, Unsec. Global Notes, 0.75%, 01/12/18	1,650,000		1,618,785

Unsec. Global Notes, 2.38%, 01/13/22	5,000,000		4,978,511
			6,597,296

Federal National Mortgage Association (FNMA)–0.20%

Unsec. Global Notes, 2.63%, 09/06/24	1,500,000		1,478,715

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Financing Corp. (FICO)–0.48%

Sec. Bonds, 9.80%, 04/06/18	$700,000	$ 894,780
Series E, Sec. Bonds, 9.65%, 11/02/18	1,985,000	2,598,327
		3,493,107

Tennessee Valley Authority (TVA)–2.29%

Sr. Unsec. Global Bonds, 4.88%, 12/15/16	13,553,000	14,753,438
Sr. Unsec. Global Notes, 1.88%, 08/15/22	2,000,000	1,896,781
		16,650,219

Total U.S. Government Sponsored Agency Securities (Cost $85,437,049)		86,628,396

Bonds–6.99%

Collateralized Mortgage Obligations–5.41%

La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41 (Acquired 04/22/13; Cost $12,070,264)(b)	11,662,091	12,146,803
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.75%, 09/08/39 (Acquired 11/05/10; Cost $20,775,256)(a)(b)	20,109,141	20,944,937
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	6,300,000	6,328,221
		39,419,961

Credit Cards–0.97%

Citibank Credit Card Issuance Trust, Series 2014-A5, Class A5, Pass Through Ctfs., 2.68%, 06/07/23	7,000,000	7,022,694

Sovereign Debt–0.61%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	3,800,000	4,469,981
Total Bonds (Cost $49,891,345)		50,912,636

Corporate Notes–2.30%

Private Export Funding Corp.–2.30%

Sec. Gtd. Notes, 2.13%, 07/15/16	5,000,000	5,123,877
1.38%, 02/15/17	5,000,000	5,049,105
4.30%, 12/15/21	1,540,000	1,705,557
Sr. Sec. Gtd. Notes, 1.45%, 08/15/19	5,000,000	4,888,987

Total Corporate Notes (Cost $16,537,699)		16,767,526

	Principal Amount	Value

Non-Agency Obligations–1.52%

Freddie Mac, Series 2014-DN1, Class M2, STACR® Debt Notes, 2.35%, 02/25/24(a) (b) (f)	$7,300,000	$ 7,275,622

Series 2014-HQ2, Class M2, STACR® Debt Notes, 2.35%, 09/25/24(a) (b) (f)	3,800,000	3,767,639

Total Non-Agency Obligations (Cost $11,122,160)		11,043,261

	Shares

Money Market Funds–0.67%

Government & Agency Portfolio, Institutional Class (Cost $4,908,513)(g)	4,908,513	4,908,513
TOTAL INVESTMENTS–100.36% (Cost $717,684,617)		730,712,935
OTHER ASSETS LESS LIABILITIES–(0.36)%		(2,629,938)
NET ASSETS–100.00%		$ 728,082,997

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage
BAL	— Balloon
Ctfs.	— Certificates
Gtd.	— Guaranteed
REMIC	— Real Estate Mortgage Investment Conduits
Sec.	— Secured
Sr.	— Senior
STACR®	— Structured Agency Credit Risk
Unsec.	— Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2014.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $66,342,437, which represented 9.11% of the Fund’s Net Assets.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1E and Note 3.
(e)	Principal amount of security and interest payments are adjusted for inflation.

(f)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Government Securities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

E.	Futures Contracts – (continued)

When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

F.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

G.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
H.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Government Securities Fund

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,908,513	$—	$—	$4,908,513
U.S. Treasury Securities	—	138,903,184	—	138,903,184
U.S. Government Sponsored Agency Securities	—	508,177,815	—	508,177,815
Corporate Debt Securities	—	16,767,526	—	16,767,526
Bonds	—	46,442,655	—	46,442,655
Non-Agency Obligations	—	11,043,261	—	11,043,261
Foreign Sovereign Debt Securities	—	4,469,981	—	4,469,981
	4,908,513	725,804,422	—	730,712,935
Futures Contracts*	(502,284)	—	—	(502,284)
Total Investments	$4,406,229	$725,804,422	$—	$730,210,651
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$317,676	$(819,960)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended September 30, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain
Futures Contracts
Realized Gain:
Interest rate risk	$7,325,502
Change in Unrealized Appreciation:
Interest rate risk	308,095
Total	$7,633,597

The table below summarizes the nine month average notional value of futures contracts and the two month average notional value of swaptions purchased outstanding during the period.

	Futures Contracts	Swaptions Purchased
Average notional value	$212,022,107	$330,000,000

Invesco V.I. Government Securities Fund

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	137	December – 2014	$29,981,594	$ (3,324)
U.S. Treasury 5 Year Notes	Short	245	December – 2014	(28,973,164)	(13,473)
U.S. Treasury 10 Year Notes	Long	122	December – 2014	15,206,156	(95,574)
U.S. Treasury 30 Year Bonds	Short	268	December – 2014	(36,958,875)	317,676
U.S. Ultra Bonds	Long	582	December – 2014	88,755,000	(707,589)
Total Future Contracts – Interest Rate Risk					$ (502,284)

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $144,213,087 and $130,535,642, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $110,859,363 and $180,458,096, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 15,545,807
Aggregate unrealized (depreciation) of investment securities	(2,608,153)
Net unrealized appreciation of investment securities	$ 12,937,654
Cost of investments for tax purposes is $717,775,281.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VK-VIGRI-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.39%

Aerospace & Defense–1.11%

General Dynamics Corp.	175,135	$ 22,257,907

Agricultural Products–1.05%

Archer-Daniels-Midland Co.	411,503	21,027,803

Apparel Retail–0.93%

Abercrombie & Fitch Co. -Class A	514,891	18,711,139

Application Software–2.39%

Adobe Systems Inc. (b)	449,910	31,129,273
Citrix Systems, Inc. (b)	233,815	16,680,362
		47,809,635

Asset Management & Custody Banks–2.20%

Northern Trust Corp.	305,761	20,800,921
State Street Corp.	316,332	23,285,198
		44,086,119

Automobile Manufacturers–1.01%

General Motors Co.	635,689	20,303,907

Biotechnology–1.18%

Amgen Inc.	168,779	23,706,698

Cable & Satellite–2.97%

Comcast Corp. -Class A	558,848	30,054,846
Time Warner Cable Inc.	205,723	29,519,193
		59,574,039

Communications Equipment–0.82%

Cisco Systems, Inc.	650,698	16,378,069

Construction Machinery & Heavy Trucks–1.20%

Caterpillar Inc.	242,366	24,001,505

Consumer Finance–0.42%

Synchrony Financial (b)	340,316	8,354,758

Diversified Banks–12.19%

Bank of America Corp.	1,729,983	29,496,210
Citigroup Inc.	1,539,953	79,800,364
Comerica Inc.	429,292	21,404,499
JPMorgan Chase & Co.	1,464,727	88,235,155
Wells Fargo & Co.	485,607	25,188,435
		244,124,663

Diversified Chemicals–1.17%

Dow Chemical Co. (The)	446,628	23,421,172

Diversified Metals & Mining–0.80%

Freeport-McMoRan Inc.	490,732	16,022,400

	Shares	Value

Electric Utilities–1.03%

Edison International	176,773	$ 9,885,146

FirstEnergy Corp.	322,250	10,817,933
		20,703,079

Electronic Components–1.18%

Corning Inc.	1,219,966	23,594,143

General Merchandise Stores–1.31%

Target Corp.	420,474	26,355,310

Health Care Equipment–0.75%

Medtronic, Inc.	241,295	14,948,225

Hotels, Resorts & Cruise Lines–1.48%

Carnival Corp.	740,192	29,733,513

Household Products–1.28%

Procter & Gamble Co. (The)	305,462	25,579,388

Industrial Conglomerates–2.81%

General Electric Co.	2,194,407	56,220,707

Industrial Machinery–1.05%

Ingersoll-Rand PLC	371,858	20,957,917

Insurance Brokers–3.15%

Aon PLC	220,064	19,293,011
Marsh & McLennan Cos., Inc.	569,559	29,810,718
Willis Group Holdings PLC	337,258	13,962,481
		63,066,210

Integrated Oil & Gas–5.95%

Exxon Mobil Corp.	189,301	17,803,759
Occidental Petroleum Corp.	233,012	22,404,104
Royal Dutch Shell PLC -Class A (United Kingdom)	1,272,546	48,539,127
Total S.A. (France)	471,877	30,495,231
		119,242,221

Integrated Telecommunication Services–1.70%

Koninklijke KPN N.V. (Netherlands)(b)	926,365	2,957,121
Orange S.A. (France)	296,167	4,436,753
Telecom Italia S.p.A. (Italy)(b)	2,766,905	3,160,913
Telefonica S.A. (Spain)	208,763	3,225,631
Verizon Communications Inc.	406,913	20,341,581
		34,121,999

Internet Software & Services–1.75%

eBay Inc. (b)	620,976	35,165,871

Investment Banking & Brokerage–4.98%

Charles Schwab Corp. (The)	1,029,306	30,251,303

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The)	110,541	$ 20,292,011
Morgan Stanley	1,422,613	49,179,732
		99,723,046

IT Consulting & Other Services–1.13%

Amdocs Ltd.	495,406	22,729,227

Managed Health Care–3.19%

Cigna Corp.	160,512	14,556,834
UnitedHealth Group Inc.	241,884	20,862,495
WellPoint, Inc.	238,073	28,478,292
		63,897,621

Movies & Entertainment–2.23%

Time Warner Inc.	173,659	13,060,893
Viacom Inc. -Class B	410,991	31,621,648
		44,682,541

Multi-Utilities–0.65%

PG&E Corp.	289,547	13,041,197

Oil & Gas Drilling–0.53%

Ensco PLC -Class A	255,340	10,548,095

Oil & Gas Equipment & Services–1.33%

Baker Hughes Inc.	408,554	26,580,523

Oil & Gas Exploration & Production–3.42%

Anadarko Petroleum Corp.	202,015	20,492,401
Apache Corp.	231,585	21,738,884
Canadian Natural Resources Ltd. (Canada)	676,593	26,286,777
		68,518,062

Other Diversified Financial Services–1.00%

Voya Financial, Inc.	511,640	20,005,124

Packaged Foods & Meats–1.70%

Mondelez International Inc. -Class A	633,958	21,722,571
Unilever N.V. -New York Shares (United Kingdom)	311,145	12,346,234
		34,068,805

Personal Products–1.38%

Avon Products, Inc.	2,199,462	27,713,221

Pharmaceuticals–8.04%

Bristol-Myers Squibb Co.	156,888	8,029,528
Eli Lilly and Co.	387,015	25,097,923
Hospira, Inc. (b)	139,853	7,276,552
Merck & Co., Inc.	512,166	30,361,200
Novartis AG (Switzerland)	305,417	28,763,590
Novartis AG -ADR (Switzerland)	25,518	2,402,009
Pfizer Inc.	469,788	13,891,631
Sanofi (France)	181,114	20,431,594
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	462,738	24,872,168
		161,126,195

	Shares	Value

Publishing–0.76%

Thomson Reuters Corp.	419,238	$ 15,273,605

Railroads–0.86%

CSX Corp.	536,456	17,198,779

Regional Banks–3.67%

BB&T Corp.	428,877	15,958,513
Citizens Financial Group Inc. (b)	431,367	10,102,615
Fifth Third Bancorp	766,845	15,352,237
PNC Financial Services Group, Inc. (The)	375,885	32,168,239
		73,581,604

Security & Alarm Services–1.02%

Tyco International Ltd.	456,956	20,366,529

Semiconductor Equipment–1.73%

Applied Materials, Inc.	1,600,884	34,595,103

Semiconductors–2.52%

Broadcom Corp. -Class A	441,182	17,832,577
Intel Corp.	589,148	20,514,133
Texas Instruments Inc.	252,741	12,053,218
		50,399,928

Specialized Finance–0.81%

CME Group Inc. -Class A	203,564	16,275,960

Specialty Chemicals–0.33%

PPG Industries, Inc.	33,412	6,573,477

Systems Software–2.56%

Microsoft Corp.	545,791	25,302,871
Symantec Corp.	1,102,701	25,924,500
		51,227,371

Technology Hardware, Storage & Peripherals–0.80%

NetApp, Inc.	371,041	15,939,921

Wireless Telecommunication Services–0.87%

Vodafone Group PLC -ADR (United Kingdom)	530,954	17,463,077
Total Common Stocks & Other Equity Interests
(Cost $1,539,141,324)		1,970,997,408

	Number of Contracts	Exercise Price	Expiration Date

Put Options Purchased–0.00%

Personal Products–0.00%

Avon Products, Inc. (Cost $66,507)	3,167	$9	Jan-15	39,588

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Money Market Funds–1.74%

Liquid Assets Portfolio – Institutional Class (c)	17,371,952	$ 17,371,952
Premier Portfolio – Institutional Class (c)	17,371,953	17,371,953
Total Money Market Funds (Cost $34,743,905)		34,743,905
TOTAL INVESTMENTS–100.13% (Cost $1,573,951,736)		2,005,780,901
OTHER ASSETS LESS LIABILITIES–(0.13)%		(2,532,035)
NET ASSETS–100.00%		$ 2,003,248,866

Investment Abbreviations:

ADR              —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Growth and Income Fund

E. Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $117,141,613, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,863,731,353	$142,009,960	$--	$2,005,741,313
Put Options Purchased	39,588	--	--	39,588
Forward Foreign Currency Contracts*	--	2,355,677	--	2,355,677
Total Investments	$1,863,770,941	$144,365,637	$--	$2,008,136,578

  * Unrealized appreciation.

Invesco V.I. Growth and Income Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
10/31/14	Bank of New York Mellon (The)	CAD	17,652,750	USD	16,031,559	$15,749,453	$282,106
10/31/14	State Street Bank and Trust Co.	CAD	17,701,186	USD	16,072,627	15,792,667	279,960
10/31/14	Bank of New York Mellon (The)	CHF	11,004,978	USD	11,704,211	11,530,239	173,972
10/31/14	State Street Bank and Trust Co.	CHF	11,101,748	USD	11,801,795	11,631,628	170,167
10/31/14	Bank of New York Mellon (The)	EUR	22,768,543	USD	29,220,010	28,761,613	458,397
10/31/14	State Street Bank and Trust Co.	EUR	22,809,421	USD	29,285,472	28,813,251	472,221
10/31/14	Bank of New York Mellon (The)	GBP	15,637,921	USD	25,556,116	25,345,879	210,237
10/31/14	State Street Bank and Trust Co.	GBP	15,688,582	USD	25,632,868	25,427,990	204,878
10/31/14	Bank of New York Mellon (The)	ILS	33,323,585	USD	9,106,397	9,049,068	57,329
10/31/14	State Street Bank and Trust Co.	ILS	33,407,329	USD	9,118,219	9,071,809	46,410
Total open forward foreign currency contracts - Currency Risk							$2,355,677

Currency Abbreviations:

CAD -- Canadian Dollar	CHF -- Swiss Franc	EUR -- Euro

GBP -- British Pound Sterling	ILS -- Israeli Shekel	USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $465,759,496 and $1,029,667,319, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$468,335,245
Aggregate unrealized (depreciation) of investment securities	(36,978,752)
Net unrealized appreciation of investment securities	$431,356,493
Cost of investments for tax purposes is $1,574,424,408.

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIHYI-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–94.60%

Aerospace & Defense–2.61%

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$125,000	$136,094
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	927,000	1,013,906
GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	766,000	829,195
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	955,000	931,125
7.50%, 07/15/21	335,000	358,869
Sr. Unsec. Gtd. Sub. Notes, 6.00%, 07/15/22(b)	310,000	307,675
6.50%, 07/15/24(b)	227,000	225,865
		3,802,729

Agricultural Products–0.56%

Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	805,000	817,075

Airlines–0.70%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	267,340	286,722
Series 2014-1, Class B, Sec. Pass Through Ctfs., 4.38%, 10/01/22	535,000	543,694
US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/19	113,174	114,306
Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 04/01/21	64,864	72,647
		1,017,369

Alternative Carriers–1.11%

Level 3 Escrow II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/22(b)	665,000	658,350
Level 3 Financing Inc., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	926,000	958,410
		1,616,760

Apparel Retail–2.20%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	1,192,000	1,279,910
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	160,000	167,400
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	80,000	88,100
7.00%, 05/01/20	150,000	167,063

	Principal Amount	Value

Apparel Retail–(continued)

Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	$1,285,000	$1,307,487
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	185,000	193,094
		3,203,054

Apparel, Accessories & Luxury Goods–0.54%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	505,000	534,038
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	244,000	251,320
		785,358

Application Software–0.33%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	484,000	476,135

Auto Parts & Equipment–1.74%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	395,000	423,637
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	548,000	556,220
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	220,000	223,300
Schaeffler Finance B.V. (Germany), Sr. Sec. Gtd. Notes, 4.25%, 05/15/21(b)	272,000	263,840
Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	199,500
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	863,000	871,630
		2,538,127

Automobile Manufacturers–0.11%

General Motors Co., Sr. Unsec. Global Notes, 4.88%, 10/02/23	150,000	158,063

Automotive Retail–0.25%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	235,000	230,300
Group 1 Automotive, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 06/01/22(b)	130,000	126,425
		356,725

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Biotechnology–0.00%

Savient Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(c)	$120,000	$0

Broadcasting–1.75%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	438,000	451,140
iHeartCommunications Inc., Sr. Sec. Gtd. Notes, 9.00%, 09/15/22(b)	317,000	316,207
Sr. Unsec. Global Notes, 10.00%, 01/15/18	704,000	594,880
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	388,000	393,820
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	770,000	746,900
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	50,000	50,875
		2,553,822

Building Products–3.22%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	1,210,000	1,216,050
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	622,000	674,870
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,010,000	1,040,300
Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	209,000	204,370
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	900,000	967,500
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	101,000	103,778
7.88%, 03/30/20(b)	445,000	483,937
		4,690,805

Cable & Satellite–2.87%

Altice S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 05/15/22(b)	760,000	777,100
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	347,000	342,663
5.25%, 09/30/22	500,000	491,250
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	333,000	321,345
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 03/15/23	720,000	696,600
5.13%, 05/01/20	517,000	520,877

	Principal Amount	Value

Cable & Satellite–(continued)

Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	$177,000	$194,479
Numericable Group S.A. (France), Sr. Sec. Bonds, 6.00%, 05/15/22(b)	340,000	344,250
6.25%, 05/15/24(b)	490,000	496,125
		4,184,689

Casinos & Gaming–0.95%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	2,000	2,100
Caesars Entertainment Resort Properties LLC, Sr. Sec. Gtd. Notes, 8.00%, 10/01/20(b)	125,000	123,750
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance Inc., Sec. Gtd. Notes, 9.38%, 05/01/22(b)	116,000	101,790
MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	119,878
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	180,000	190,800
6.75%, 10/01/20	319,000	340,533
Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	450,000	502,875
		1,381,726

Coal & Consumable Fuels–0.64%

Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	331,000	286,315
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	440,000	448,800
Sr. Unsec. Gtd. Notes, 5.88%, 04/15/22(b)	68,000	67,320
Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	138,000	129,375
		931,810

Communications Equipment–1.21%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	370,000	325,600
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	955,000	929,931
9.00%, 04/01/19(b)	498,000	509,205
		1,764,736

Computer & Electronics Retail–0.20%

GameStop Corp., Sr. Unsec. Gtd. Notes, 5.50%, 10/01/19(b)	300,000	296,950

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction & Engineering–0.75%

AECOM Technology Corp., Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	$127,000	$128,755
5.88%, 10/15/24(b)	191,000	192,556
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	730,000	771,975
		1,093,286

Construction Machinery & Heavy Trucks–3.42%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	782,000	821,100
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	845,000	866,125
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	589,000	600,780
6.75%, 06/15/21	377,000	395,850
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	620,000	632,400
Sr. Unsec. Sub. Conv. Notes, 4.75%, 04/15/19(b)	280,000	281,575
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	818,000	828,225
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	564,000	556,245
		4,982,300

Construction Materials–1.51%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(b)	520,000	520,000
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	830,000	844,940
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	120,000	122,400
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	663,000	714,383
		2,201,723

Consumer Finance–0.26%

Ally Financial, Inc., Sr. Unsec. Global Notes, 5.13%, 09/30/24	176,000	173,360
Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	175,000	203,000
		376,360

Data Processing & Outsourced Services–2.00%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	850,000	894,625

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

First Data Corp., Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	$286,000	$343,200
Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	1,438,000	1,668,080
		2,905,905

Department Stores–0.97%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	1,411,000	1,407,473

Distillers & Vintners–0.16%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 9.00%, 04/30/18(d)	243,474	231,300

Diversified Banks–0.14%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	195,000	207,112

Diversified Metals & Mining–1.62%

FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	856,000	870,980
HudBay Minerals, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	673,000	726,840
Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	210,000	225,750
Imperial Metals Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	563,000	533,442
		2,357,012

Diversified Support Services–0.24%

Laureate Education, Inc., Sr. Unsec. Gtd. Notes, 9.25%, 09/01/19(b)	345,000	347,156

Electric Utilities–0.00%

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	275,000	0

Electrical Components & Equipment–0.19%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	270,000	274,725

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Electronics & Electrical–0.74%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	$1,061,000	$ 1,082,220

Environmental & Facilities Services–0.12%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	161,000	169,050

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 8.00%, 01/30/20(e)(f)	5,751	4,371
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(c)(f)	40,000	100
		4,471

Gas Utilities–1.05%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	785,000	779,112
6.75%, 01/15/22	127,000	125,413
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	642,000	621,135
		1,525,660

Gold–0.97%

New Gold Inc. (Canada), Sr. Unsec. Notes, 6.25%, 11/15/22(b)	1,395,000	1,415,925

Health Care Equipment–0.24%

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	360,000	347,400

Health Care Facilities–4.05%

Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	540,000	544,050
Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	982,202	1,026,401
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	859,000	901,950
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	475,000	503,500
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	334,000	378,255
LifePoint Hospitals, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 12/01/21	113,000	114,978

	Principal Amount	Value

Health Care Facilities–(continued)

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.00%, 10/01/20	$395,000	$ 419,688
Sr. Unsec. Global Notes, 6.75%, 02/01/20	565,000	593,250
8.13%, 04/01/22	1,271,000	1,407,632
		5,889,704

Health Care Services–0.70%

MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	1,001,000	1,016,015

Home Improvement Retail–0.56%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	841,000	814,719

Homebuilding–1.99%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	1,502,000	1,447,552
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	360,000	368,100
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	92,000	96,830
Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	400,000	387,000
7.50%, 05/15/16	125,000	130,469
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	181,000	190,050
7.50%, 09/15/22	105,000	112,875
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	163,000	159,740
		2,892,616

Hotels, Resorts & Cruise Lines–0.21%

Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/22	282,000	301,740

Household Products–0.73%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	746,000	760,920
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/21	278,000	295,028
		1,055,948

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–1.20%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	$754,000	$ 848,250
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	176,000	172,480
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	233,000	257,465
Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	298,000	306,940
Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	147,152	162,420
		1,747,555

Industrial Conglomerates–0.68%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	370,000	375,550
7.50%, 02/15/19(b)	607,000	616,105
		991,655

Industrial Machinery–0.60%

EnPro Industries, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 09/15/22(b)	79,000	80,975
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	764,000	793,605
		874,580

Integrated Oil & Gas–0.43%

California Resources Corp., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/21(b)	608,000	620,160

Internet Software & Services–1.61%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	1,335,000	1,393,406
EarthLink Holdings Corp., Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	285,000	293,550
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	654,000	657,270
		2,344,226

Leisure Facilities–0.16%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	235,000	233,531

Marine–0.62%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	928,000	895,520

	Principal Amount	Value

Metal & Glass Containers–1.73%

Ball Corp., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22	$372,000	$ 374,790
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	1,693,000	1,642,210
Signode Industrial Group Lux S.A./Signode Industrial Group U.S. Inc., Sr. Unsec. Notes, 6.38%, 05/01/22(b)	514,000	496,010
		2,513,010

Movies & Entertainment–0.73%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	335,000	337,512
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	375,000	393,750
Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	331,000	328,518
		1,059,780

Oil & Gas Drilling–1.34%

Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	195,220	201,395
Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	650,000	684,125
Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	120,000	121,800
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	574,000	571,130
Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.25%, 11/15/24(b)	381,000	378,371
		1,956,821

Oil & Gas Equipment & Services–1.49%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	770,000	802,725
Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	745,000	728,238
Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(b)	288,000	281,520
Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	360,000	352,800
		2,165,283

Oil & Gas Exploration & Production–7.06%

American Eagle Energy Corp., Sr. Sec. Gtd. Notes, 11.00%, 09/01/19(b)	305,000	304,238
Antero Resources Corp., Sr. Unsec. Gtd. Notes, 5.13%, 12/01/22(b)	425,000	415,437

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	$531,000	$ 531,000
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	890,000	883,325
Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	343,000	337,855
6.75%, 11/01/20	178,000	181,115
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	1,052,000	1,046,740
EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	581,000	602,787
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	891,000	864,270
Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	476,000	473,620
9.75%, 07/15/20	95,000	96,663
QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	215,000	213,925
Sr. Unsec. Notes, 5.38%, 10/01/22	226,000	222,610
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 6.25%, 05/01/22(b)	969,000	947,197
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	146,000	143,810
Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	487,000	487,000
RSP Permian, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 10/01/22(b)	799,000	807,989
Sanchez Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 01/15/23(b)	875,000	871,719
SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	314,000	307,720
Ultra Petroleum Corp., Sr. Unsec. Notes, 6.13%, 10/01/24(b)	561,000	538,560
		10,277,580

Oil & Gas Refining & Marketing–0.65%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	986,000	944,095

Oil & Gas Storage & Transportation–3.84%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.88%, 05/15/23	443,000	456,290
Sr. Unsec. Gtd. Notes, 4.88%, 03/15/24	178,000	183,340

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	$455,000	$ 467,513
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	840,000	850,500
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	872,000	974,460
MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	913,000	938,107
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	607,000	631,280
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	316,000	352,340
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	214,000	214,642
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	506,000	526,240
		5,594,712

Other Diversified Financial Services–0.18%

Infinity Acquisition LLC/Infinity Acquisition Finance Corp., Sr. Sec. Notes, 7.25%, 08/01/22(b)	265,000	256,177

Packaged Foods & Meats–4.57%

Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	200,000	227,500
Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	1,202,000	1,208,010
Chiquita Brands International Inc./Chiquita Brands LLC, Sr. Sec. Gtd. Global Notes, 7.88%, 02/01/21	108,000	117,585
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	1,505,000	1,512,525
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	177,000	187,625
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	700,000	722,750
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	200,000	204,500

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 08/30/13-02/24/14; Cost $332,440)(b)	$300,000	$ 339,000
REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(b)	300,000	337,500
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 6.88%, 06/24/19(b)	204,000	196,860
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	427,000	425,932
Sr. Unsec. Gtd. Notes, 6.00%, 12/15/22(b)	343,000	315,560
6.75%, 12/01/21(b)	114,000	110,010
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	100,000	101,500
6.63%, 08/15/22	331,000	350,033
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	293,000	298,860
		6,655,750

Paper Products–0.52%

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	735,000	760,725

Personal Products–0.52%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	704,000	759,969

Pharmaceuticals–1.19%

Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/21(b)	220,000	239,250
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	706,000	706,000
6.38%, 10/15/20(b)	315,000	325,237
6.75%, 08/15/21(b)	273,000	284,603
7.25%, 07/15/22(b)	116,000	123,250
7.50%, 07/15/21(b)	45,000	48,375
		1,726,715

Real Estate Development–0.18%

AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	270,000	268,650

Regional Banks–0.58%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	750,000	840,000

	Principal Amount	Value

Security & Alarm Services–0.21%

ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	$292,000	$ 305,140

Semiconductor Equipment–1.36%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	1,299,000	1,350,960
6.63%, 06/01/21	122,000	128,100
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	488,000	500,200
		1,979,260

Semiconductors–1.64%

Advanced Micro Devices, Inc., Sr. Unsec. Global Notes, 6.75%, 03/01/19	1,008,000	1,020,600
7.00%, 07/01/24	82,000	78,515
Micron Technology, Inc., Sr. Unsec. Notes, 5.50%, 02/01/25(b)	275,000	271,562
5.88%, 02/15/22(b)	488,000	509,960
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	500,000	512,500
		2,393,137

Specialized Finance–2.64%

Aircastle Ltd., Sr. Unsec. Global Notes, 7.63%, 04/15/20	584,000	654,810
Sr. Unsec. Notes, 5.13%, 03/15/21	375,000	372,187
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	586,000	591,860
Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	621,000	648,945
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	850,000	884,000
Sr. Unsec. Notes, 8.25%, 12/15/20	585,000	693,225
		3,845,027

Specialized REIT’s–0.73%

Crown Castle International Corp., Sr. Unsec. Global Notes, 5.25%, 01/15/23	590,000	587,050
Sr. Unsec. Notes, 4.88%, 04/15/22	483,000	472,133
		1,059,183

Specialty Chemicals–0.20%

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	300,000	292,500

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Specialty Stores–1.29%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	$1,524,000	$ 1,522,095
Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	347,000	350,470
		1,872,565

Steel–3.57%

AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	484,000	469,480
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	725,000	763,062
6.75%, 02/25/22	595,000	639,476
Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	1,113,000	1,126,912
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/15/22	110,000	116,600
Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	61,000	62,068
5.50%, 10/01/24(b)	243,000	248,468
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	520,000	544,050
7.38%, 02/01/20(b)	733,000	770,566
United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	423,000	456,840
		5,197,522

Trading Companies & Distributors–0.71%

AerCap Ireland Capital Ltd./ AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Notes, 5.00%, 10/01/21(b)	345,000	339,432
United Rentals North America Inc., Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	670,000	690,100
		1,029,532

Wireless Telecommunication Services–8.76%

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	400,000	414,000
Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	600,000	597,000
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	725,000	743,125
8.13%, 06/01/23	165,000	172,838
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	745,000	718,925

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	$705,000	$ 673,275
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	591,000	573,270
11.50%, 11/15/21	150,000	192,000
Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	165,000	181,500
9.00%, 11/15/18(b)	350,000	406,437
Sprint Corp., Sr. Unsec. Gtd. Notes, 7.25%, 09/15/21(b)	712,000	747,600
7.88%, 09/15/23(b)	865,000	923,387
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23	1,796,000	1,845,390
Sr. Unsec. Gtd. Notes, 6.38%, 03/01/25	1,132,000	1,137,660
6.63%, 04/28/21	299,000	307,970
6.84%, 04/28/23	287,000	295,610
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Russia), REGS, Sr. Unsec. Euro Loan Participation Notes, 7.75%, 02/02/21(b)	650,000	672,750
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.25%, 01/15/21	450,000	457,875
Wind Acquisition Finance S.A. (Italy), Sr. Sec. Gtd. Notes, 4.75%, 07/15/20(b)	350,000	337,750
Sr. Unsec. Gtd. Notes, 7.38%, 04/23/21(b)	1,345,000	1,356,769
		12,755,131
Total U.S. Dollar Denominated Bonds & Notes (Cost $145,912,068)		137,691,244

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–4.47%(g)

Auto Parts & Equipment–0.32%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	360,000	$ 466,274

Broadcasting–0.19%

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	215,000	283,086

Casinos & Gaming–0.34%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	198,000	337,047
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	100,000	156,665
			493,712

Construction Materials–0.63%

Grupo Isolux Corsan Finance B.V. (Spain), Sr. Unsec. Gtd. Bonds, 6.63%, 04/15/21(b)	EUR	300,000	368,954
Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	340,000	425,126
REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	100,000	125,037
			919,117

Food Distributors–0.29%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	250,000	419,485

Hotels, Resorts & Cruise Lines–0.33%

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	200,000	344,301
TUI AG (Germany), Sr. Unsec. Notes, 4.50%, 10/01/19(b)	EUR	100,000	128,952
			473,253

Integrated Telecommunication Services–0.24%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 5.50%, 01/15/21	GBP	103,000	173,040
REGS, Sr. Sec. Gtd. Euro Notes, 6.00%, 04/15/21(b)	GBP	107,000	179,717
			352,757

	Principal Amount		Value

Internet Software & Services–0.26%

Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	280,000	$ 373,465

Movies & Entertainment–0.55%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	110,000	164,422
REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	430,000	642,741
			807,163

Other Diversified Financial Services–0.88%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	120,000	135,646
Boats Investments Netherlands B.V. (Netherlands), REGS -Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)(e)	EUR	106,820	52,616
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	115,000	203,139
Financiere Gaillon 8 SAS (France), Sr. Sec. Notes, 7.00%, 09/30/19(b)	EUR	280,000	325,066
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	320,000	565,475
			1,281,942

Personal Products–0.10%

Albea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.75%, 11/01/19(b)	EUR	110,000	149,871

Publishing–0.11%

Johnston Press Bond PLC (United Kingdom), Sr. Sec. Notes, 8.63%, 06/01/19(b)	GBP	100,000	155,230

Specialized Finance–0.23%

HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b)	GBP	100,000	167,389
REGS, Sr. Sec. Gtd. Euro Notes, 6.75%, 08/01/19(b)	GBP	100,000	167,389
			334,778
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $6,881,819)			6,510,133

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Variable Rate Senior Loan Interests–1.86%(h)

Alternative Carriers–0.36%
Level 3 Financing Inc., Sr. Unsec. Gtd. Term Loan, —%, 06/15/15 (i)(j)	$530,000	$ 531,325

Casinos & Gaming–0.10%

Caesars Entertainment Operating Co. Inc., Sr. Sec. Gtd. Term Loan, —%, 03/01/17 (j)	150,000	142,556

Diversified Support Services–0.40%

Laureate Education, Inc., Sr. Sec. Gtd. Term Loan, 5.00%, 06/16/18	608,500	584,665

Restaurants–1.00%

Burger King Worldwide, Inc., Sr. Sec. Term Loan, —%, 08/26/15 (i)(j)	1,455,000	1,455,000
Total Variable Rate Senior Loan Interests (Cost $2,726,017)		2,713,546

	Shares

Common Stocks & Other Equity Interests–0.91%

Automobile Manufacturers–0.49%

General Motors Co. (k)	14,296	456,600
General Motors Co. -Wts. expiring 07/10/16(k)(l)	5,864	131,230
General Motors Co. -Wts. expiring 07/10/19(k)(l)	5,864	84,731
Motors Liquidation Co. GUC Trust (l)	1,538	37,604
		710,165

Broadcasting–0.00%

Adelphia Communications Corp. (m)	3,280	2,558
Adelphia Recovery Trust -Series ACC-1 (m)	318,570	701
Adelphia Recovery Trust -Series Arahova (m)	109,170	1,343
		4,602

Construction Materials–0.17%

U.S. Concrete, Inc. (l)	9,253	241,874

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(l)	6,205	993

Integrated Telecommunication Services–0.16%

Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15(n)	1,527	19,545
Largo Ltd. (Luxembourg) -Class A (l)	17,563	21,517
Largo Ltd. (Luxembourg) -Class B (l)	158,069	193,652
		234,714

	Shares	Value

Paper Products–0.08%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $245,385)(b)(o)	1,140	$ 109,440

Semiconductors–0.01%

Magnachip Semiconductor Corp. (South Korea)(l)	1,372	16,052
Total Common Stocks & Other Equity Interests (Cost $2,625,298)		1,317,840

	Principal Amount

U.S. Treasury Bills–0.13%(p)(q)

0.00%, 11/13/14	$30,000	29,999
0.03%, 11/13/14	15,000	15,000
0.05%, 11/13/14	30,000	29,999
0.06%, 08/20/15	20,000	19,987
0.09%, 08/20/15	95,000	94,941
Total U.S. Treasury Bills (Cost $189,912)		189,926

TOTAL INVESTMENTS–101.97% (Cost $158,335,114)		148,422,689
OTHER ASSETS LESS LIABILITIES–(1.97)%		(2,863,796)
NET ASSETS–100.00%	$ 145,558,893

Investment Abbreviations:

Conv.	—Convertible
Ctfs.	—Certificates
EUR	—Euro
GBP	—British Pound Sterling
Gtd.	—Guaranteed
PIK	—Payment-in-Kind
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $69,113,029, which represented 47.48% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2014 was $100, which represented less than 1% of the Fund’s Net Assets.

(d)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(e)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Boats Investments Netherlands B.V., REGS, Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes	0.00%	11.00%
Emerald Plantation Holdings Ltd., Sr. Sec. Gtd. Global PIK Notes	6.00	8.00

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(h)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act, and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(j)	This variable rate interest will settle after September 30, 2014, at which time the interest rate will be determined.

(k)	Acquired as part of the General Motors reorganization.

(l)	Non-income producing security.

(m)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(n)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.

(o)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(q)	All or a portion of the value was pledged as collateral to cover margin requirements for open swap agreements. See Note 1H and Note 3.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of

Invesco V.I. High Yield Fund

E.	Foreign Currency Translations – (continued)

dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument

Invesco V.I. High Yield Fund

H.	Swap Agreements – (continued)

subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of September 30, 2014 for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Invesco V.I. High Yield Fund

I.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loans may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$969,084	$348,756	$—	$1,317,840
U.S. Treasury Securities	—	189,926	—	189,926
Corporate Debt Securities	—	140,404,790	0	140,404,790
Foreign Debt Securities	—	6,510,133	—	6,510,133
	969,084	147,453,605	0	148,422,689
Forward Foreign Currency Contracts*	—	340,519	—	340,519
Swap Agreements*	—	(52,795)	—	(52,795)
Total Investments	$969,084	$147,741,329	$0	$148,710,413
*	Unrealized appreciation (depreciation).

Invesco V.I. High Yield Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of September 30, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Credit risk:
Swap agreements (a)	$-	$(52,795)
Currency risk:
Forward foreign currency contracts (a)	352,031	(11,512)
Total	$352,031	$(64,307)

(a)	Includes cumulative appreciation (depreciation) of forward foreign currency contracts and swap agreements.

Effect of Derivative Investments for the nine months ended September 30, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain:
Credit risk	$-	$35,450
Currency risk	104,362	-
Change in Unrealized Appreciation (Depreciation):
Credit risk	-	(115,190)
Currency risk	418,267	-
Total	$522,629	$(79,740)

The table below summarizes the average notional value of forward foreign currency contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$15,046,308	$1,363,879

Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts at Period-End
Settlement		Contract to				Notional	Unrealized Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
10/07/14	Citigroup Global Markets Inc.	GBP	1,202,351	USD	2,062,140	$1,949,142	$112,998
10/07/14	Citigroup Global Markets Inc.	USD	976,124	GBP	601,833	975,637	(487)
10/24/14	RBC Capital Markets Corp.	CAD	266,204	USD	247,449	237,547	9,902
10/24/14	RBC Capital Markets Corp.	USD	243,593	CAD	266,204	237,547	(6,046)
12/15/14	Citigroup Global Markets Inc.	EUR	3,360,000	USD	4,428,480	4,245,841	182,639
12/15/14	RBC Capital Markets Corp.	GBP	1,714,450	USD	2,824,161	2,777,669	46,492
12/15/14	Citigroup Global Markets Inc.	USD	1,265,676	EUR	997,669	1,260,697	(4,979)
Total open forward foreign currency contracts - Currency Risk							$340,519

Currency Abbreviations:

CAD — Canadian Dollar
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Open Centrally Cleared Credit Default Swap Agreements at Period-End
Counterparty/ Clearinghouse	Reference Entity	Buy/ Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America, High Yield Index	Sell	5.00%	06/20/2019	3.53%	$3,967,686	$285,916	$(52,795)
Total Credit Default Swap Agreements – Credit Risk								$(52,795)

Abbreviations:

CME – Chicago Mercantile Exchange

(a)	Implied credit spreads represent the current level as of September 30, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Unfunded Loan Commitments

As of September 30, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower	Type	Principal Amount	Value
Burger King Worldwide, Inc.	Term Loan	$1,455,000	$1,455,000
Level 3 Financing Inc.	Term Loan	530,000	531,325
		$1,985,000	$1,986,325

Invesco V.I. High Yield Fund

NOTE 5 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $131,130,322 and $117,789,198, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,572,852
Aggregate unrealized (depreciation) of investment securities	(11,594,671)
Net unrealized appreciation (depreciation) of investment securities	$(10,021,819)
Cost of investments for tax purposes is $158,444,508.

NOTE 6 — Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower and selling participant or other persons interpositioned between the Fund and the borrower.

At the nine months ended September 30, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$680,000	$673,881
Citibank, N.A.	608,500	584,665
Wells Fargo Securities, LLC	1,455,000	1,455,000
Total	$2,743,500	$2,713,546

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIIGR-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–93.10%

Australia–3.66%

Amcor Ltd.	3,363,460	$ 33,363,555
Brambles Ltd.	2,206,719	18,339,540
CSL Ltd.	186,161	12,064,597
		63,767,692

Belgium–1.53%

Anheuser-Busch InBev N.V.	240,744	26,704,542

Brazil–3.93%

Banco Bradesco S.A. -ADR	1,863,477	26,554,547
BM&FBovespa S.A.	5,930,400	27,206,337
BRF S.A.	613,548	14,637,527
		68,398,411

Canada–8.53%

Agrium Inc.	157,129	13,968,893
Canadian National Railway Co.	245,365	17,420,280
Cenovus Energy Inc.	484,842	13,044,280
CGI Group Inc. -Class A (a)	800,212	27,038,148
Encana Corp.	1,116,352	23,704,662
Fairfax Financial Holdings Ltd.	36,429	16,322,625
Suncor Energy, Inc.	1,023,330	37,035,061
		148,533,949

China–4.45%

Baidu, Inc. -ADR(a)	148,490	32,404,973
CNOOC Ltd.	5,232,000	9,005,387
Great Wall Motor Co. Ltd. -Class H	5,204,000	20,206,650
Industrial and Commercial Bank of China Ltd. -Class H	25,394,000	15,847,840
		77,464,850

Denmark–2.57%

Carlsberg AS -Class B	273,199	24,235,643

Novo Nordisk AS -Class B	430,920	20,532,120
		44,767,763

France–3.61%

Publicis Groupe S.A.	388,858	26,664,586
Schneider Electric S.E.	242,713	18,558,947
Total S.A.	273,381	17,667,352
		62,890,885

Germany–7.46%

adidas AG	203,177	15,204,293
Allianz S.E.	132,422	21,452,197
Deutsche Boerse AG	375,875	25,375,664
Deutsche Post AG	581,018	18,580,318
ProSiebenSat.1 Media AG	319,611	12,721,050

	Shares	Value

Germany–(continued)

SAP S.E.	509,008	$ 36,708,283
		130,041,805

Hong Kong–2.97%

Galaxy Entertainment Group Ltd.	4,547,000	26,292,857
Hutchison Whampoa Ltd.	2,103,000	25,417,494
		51,710,351

Ireland–1.75%

Shire PLC	351,810	30,456,923

Israel–2.16%

Teva Pharmaceutical Industries Ltd. -ADR	701,348	37,697,455

Japan–6.79%

Denso Corp.	258,200	11,914,294
FANUC Corp.	104,600	18,894,192
Japan Tobacco, Inc.	615,800	20,028,801
Keyence Corp.	37,500	16,298,327
Komatsu Ltd.	918,437	21,242,048
Toyota Motor Corp.	510,400	29,996,020
		118,373,682

Mexico–1.84%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	92,356	8,501,370
Grupo Televisa S.A.B. -ADR	692,526	23,462,781
		31,964,151

Singapore–4.48%

Avago Technologies Ltd.	333,480	29,012,760
Keppel Corp. Ltd.	2,521,661	20,729,758
United Overseas Bank Ltd.	1,619,000	28,368,785
		78,111,303

South Korea–2.73%

Hyundai Mobis Co., Ltd.	90,465	22,033,060
Samsung Electronics Co., Ltd.	22,717	25,432,446
		47,465,506

Spain–0.99%

Amadeus IT Holding S.A. -Class A	464,891	17,315,808

Sweden–2.27%

Investor AB -Class B	586,305	20,624,370
Telefonaktiebolaget LM Ericsson -Class B	1,502,346	18,961,698
		39,586,068

Switzerland–7.93%

ABB Ltd.	1,055,451	23,614,739
Julius Baer Group Ltd.	379,453	16,929,751
Novartis AG	222,096	20,916,577

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Switzerland–(continued)

Roche Holding AG	119,323	$ 35,331,788
Syngenta AG	62,271	19,765,183
UBS AG	1,245,858	21,615,780
		138,173,818

Taiwan–1.71%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,478,075	29,827,554

Thailand–1.26%

Kasikornbank PCL -NVDR	3,051,900	22,024,587

Turkey–1.04%

Akbank T.A.S.	5,586,130	18,179,685

United Kingdom–19.44%

Aberdeen Asset Management PLC	2,830,436	18,277,633
British American Tobacco PLC	677,149	38,062,958
British Sky Broadcasting Group PLC	2,837,628	40,358,404
Centrica PLC	2,719,522	13,523,959
Compass Group PLC	1,865,083	30,130,897
Informa PLC	1,568,643	12,435,681
Kingfisher PLC	3,327,886	17,442,379
Next PLC	144,586	15,482,306
Reed Elsevier PLC	3,086,330	49,263,615
Royal Dutch Shell PLC -Class B	667,051	26,314,617
Smith & Nephew PLC	1,406,610	23,627,777
Unilever N.V.	472,091	18,764,843
WPP PLC	1,746,656	34,937,884
		338,622,953
Total Common Stocks & Other Equity Interests (Cost $1,153,950,001)		1,622,079,741

Money Market Funds–6.87%

Liquid Assets Portfolio – Institutional Class (b)	59,817,696	59,817,696

Premier Portfolio – Institutional Class (b)	59,817,696	59,817,696
Total Money Market Funds (Cost $119,635,392)		119,635,392
TOTAL INVESTMENTS–99.97% (Cost $1,273,585,393)		1,741,715,133
OTHER ASSETS LESS LIABILITIES–0.03%		595,664
NET ASSETS–100.00%		$ 1,742,310,797

Investment Abbreviations:

ADR             —American Depositary Receipt

NVDR          —Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $670,895,661 and from Level 2 to Level 1 of $88,899,049, due to foreign fair value adjustments.

Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Australia	$33,363,555	$30,404,137	$--	$63,767,692
Belgium	--	26,704,542	--	26,704,542
Brazil	68,398,411	--	--	68,398,411
Canada	148,533,949	--	--	148,533,949
China	52,611,623	24,853,227	--	77,464,850
Denmark	--	44,767,763	--	44,767,763
France	--	62,890,885	--	62,890,885
Germany	51,912,576	78,129,229	--	130,041,805
Hong Kong	--	51,710,351	--	51,710,351
Ireland	30,456,923	--	--	30,456,923
Israel	37,697,455	--	--	37,697,455
Japan	76,463,368	41,910,314	--	118,373,682
Mexico	31,964,151	--	--	31,964,151
Singapore	29,012,760	49,098,543	--	78,111,303
South Korea	22,033,060	25,432,446	--	47,465,506
Spain	--	17,315,808	--	17,315,808
Sweden	--	39,586,068	--	39,586,068
Switzerland	--	138,173,818	--	138,173,818
Taiwan	29,827,554	--	--	29,827,554
Thailand	--	22,024,587	--	22,024,587
Turkey	--	18,179,685	--	18,179,685
United Kingdom	58,048,884	280,574,069	--	338,622,953
United States	119,635,392	--	--	119,635,392
Total Investments	$789,959,661	$951,755,472	$--	$1,741,715,133

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $297,625,305 and $311,064,694, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$465,584,820
Aggregate unrealized (depreciation) of investment securities	(21,234,495)
Net unrealized appreciation of investment securities	$444,350,325
Cost of investments for tax purposes is $1,297,364,808.

Invesco V.I. International Growth Fund

Invesco V.I. Managed Volatility Fund
Quarterly Schedule of Portfolio Holdings September 30, 2014

invesco.com/us	I-VIMGV-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.69%

Aerospace & Defense–0.73%

General Dynamics Corp.	4,105	$ 521,704

Agricultural Products–0.70%

Archer-Daniels-Midland Co.	9,746	498,021

Apparel Retail–0.61%

Abercrombie & Fitch Co. -Class A	11,916	433,027

Application Software–1.62%

Adobe Systems Inc. (b)	10,864	751,680
Citrix Systems, Inc. (b)	5,644	402,643
		1,154,323

Asset Management & Custody Banks–1.42%

Northern Trust Corp.	6,716	456,889
State Street Corp.	7,534	554,578
		1,011,467

Automobile Manufacturers–0.68%

General Motors Co.	15,226	486,318

Biotechnology–0.78%

Amgen Inc.	3,973	558,048

Cable & Satellite–1.98%

Comcast Corp. -Class A	13,255	712,854
Time Warner Cable Inc.	4,865	698,079
		1,410,933

Communications Equipment–0.55%

Cisco Systems, Inc.	15,713	395,496

Construction Machinery & Heavy Trucks–0.82%

Caterpillar Inc.	5,885	582,792

Consumer Finance–0.30%

Synchrony Financial (b)	8,640	212,112

Diversified Banks–7.79%

Bank of America Corp.	41,829	713,184
Citigroup Inc.	36,816	1,907,805
Comerica Inc.	8,761	436,824
JPMorgan Chase & Co.	32,338	1,948,041
Wells Fargo & Co.	10,657	552,779
		5,558,633

Diversified Chemicals–0.77%

Dow Chemical Co. (The)	10,506	550,935

Diversified Metals & Mining–0.53%

Freeport-McMoRan Inc.	11,597	378,642

	Shares	Value

Electric Utilities–0.69%

Edison International	3,906	$ 218,424
FirstEnergy Corp.	8,267	277,523
		495,947

Electronic Components–0.71%

Corning Inc.	26,017	503,169

General Merchandise Stores–0.90%

Target Corp.	10,211	640,025

Health Care Equipment–0.50%

Medtronic, Inc.	5,718	354,230

Hotels, Resorts & Cruise Lines–0.90%

Carnival Corp.	15,949	640,671

Household Products–0.85%

Procter & Gamble Co. (The)	7,277	609,376

Industrial Conglomerates–1.89%

General Electric Co.	52,741	1,351,224

Industrial Machinery–0.70%

Ingersoll-Rand PLC	8,869	499,857

Insurance Brokers–2.09%

Aon PLC	5,163	452,640
Marsh & McLennan Cos., Inc.	13,441	703,502
Willis Group Holdings PLC	8,034	332,608
		1,488,750

Integrated Oil & Gas–3.77%

Exxon Mobil Corp.	4,416	415,325
Occidental Petroleum Corp.	5,015	482,192
Royal Dutch Shell PLC -Class A (United Kingdom)	28,851	1,100,473
Total S.A. (France)	10,688	690,716
		2,688,706

Integrated Telecommunication Services–1.09%

Koninklijke KPN N.V. (Netherlands)(b)	22,377	71,431
Orange S.A. (France)	7,154	107,171
Telecom Italia S.p.A. (Italy)(b)	66,837	76,355
Telefonica S.A. (Spain)	4,941	76,344
Verizon Communications Inc.	8,892	444,511
		775,812

Internet Software & Services–1.08%

eBay Inc. (b)	13,648	772,886

Investment Banking & Brokerage–3.11%

Charles Schwab Corp. (The)	24,892	731,576

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The)	2,620	$ 480,953
Morgan Stanley	29,130	1,007,024
		2,219,553

IT Consulting & Other Services–0.72%

Amdocs Ltd.	11,261	516,655

Managed Health Care–1.96%

Cigna Corp.	3,520	319,229
UnitedHealth Group Inc.	5,293	456,521
WellPoint, Inc.	5,200	622,024
		1,397,774

Movies & Entertainment–1.43%

Time Warner Inc.	3,672	276,171
Viacom Inc. -Class B	9,695	745,933
		1,022,104

Multi-Utilities–0.41%

PG&E Corp.	6,496	292,580

Oil & Gas Drilling–0.36%

Ensco PLC -Class A	6,229	257,320

Oil & Gas Equipment & Services–0.81%

Baker Hughes Inc.	8,894	578,644

Oil & Gas Exploration & Production–2.09%

Anadarko Petroleum Corp.	4,439	450,292
Apache Corp.	5,355	502,674
Canadian Natural Resources Ltd. (Canada)	13,858	538,407
		1,491,373

Other Diversified Financial Services–0.70%

Voya Financial, Inc.	12,822	501,340

Packaged Foods & Meats–1.12%

Mondelez International Inc. -Class A	14,941	511,953
Unilever N.V. -New York Shares (United Kingdom)	7,175	284,704
		796,657

Personal Products–0.91%

Avon Products, Inc.	51,824	652,982

Pharmaceuticals–5.27%

Bristol-Myers Squibb Co.	3,840	196,531
Eli Lilly and Co.	9,016	584,688
Hospira, Inc. (b)	3,423	178,099
Merck & Co., Inc.	12,224	724,639
Novartis AG (Switzerland)	7,046	663,579
Pfizer Inc.	11,067	327,251
Sanofi (France)	4,511	508,889
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	10,742	577,382
		3,761,058

	Shares	Value

Publishing–0.50%

Thomson Reuters Corp.	9,890	$ 360,311

Railroads–0.59%

CSX Corp.	13,127	420,852

Regional Banks–2.46%

BB&T Corp.	10,171	378,463
Citizens Financial Group Inc. (b)	10,528	246,566
Fifth Third Bancorp	18,187	364,104
PNC Financial Services Group, Inc. (The)	8,916	763,031
		1,752,164

Security & Alarm Services–0.70%

Tyco International Ltd.	11,152	497,045

Semiconductor Equipment–1.17%

Applied Materials, Inc.	38,658	835,399

Semiconductors–1.70%

Broadcom Corp. -Class A	10,560	426,835
Intel Corp.	14,227	495,384
Texas Instruments Inc.	6,103	291,052
		1,213,271

Specialized Finance–0.54%

CME Group Inc. -Class A	4,826	385,863

Systems Software–1.56%

Microsoft Corp.	11,739	544,220
Symantec Corp.	24,099	566,568
		1,110,788

Technology Hardware, Storage & Peripherals–0.54%

NetApp, Inc.	8,976	385,609

Wireless Telecommunication Services–0.59%

Vodafone Group PLC –ADR (United Kingdom)	12,826	421,847
Total Common Stocks & Other Equity Interests (Cost $43,302,571)		45,444,293

	Principal Amount

Bonds and Notes–18.88%

Aerospace & Defense–0.21%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/24	$150,000	149,171

Agricultural Products–0.22%

Bunge Ltd Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.10%, 07/15/15	150,000	155,082

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Air Freight & Logistics–0.26%

UTi Worldwide Inc., Sr. Unsec. Conv. Notes, 4.50%, 03/01/19(c)	$174,000	$ 186,071

Airlines–0.10%

American Airlines Pass Through Trust, Series 2014-1, Class A, Sr. Sec. Pass Through Ctfs., 3.70%, 10/01/26	25,000	25,047
United Airlines Pass Through Trust, Series 2014-2, Class A, Sr. Sec. Pass Through Ctfs., 3.75%, 09/03/26	30,000	30,131
Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	18,610	19,424
		74,602

Application Software–0.41%

Citrix Systems Inc., Sr. Unsec. Conv. Notes, 0.50%, 04/15/19(c)	268,000	292,790

Asset Management & Custody Banks–0.51%

Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/24(c)	40,000	40,097
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/44(c)	150,000	158,407
KKR Group Finance Co III LLC, Sr. Unsec. Gtd. Bonds, 5.13%, 06/01/44(c)	160,000	166,895
		365,399

Biotechnology–0.72%

BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 1.50%, 10/15/20	115,000	126,500
Celgene Corp., Sr. Unsec. Global Notes, 4.63%, 05/15/44	100,000	98,033
Cubist Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.13%, 09/01/18	75,000	81,094
1.88%, 09/01/20	187,000	208,505
		514,132

Broadcasting–0.98%

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	200,000	204,135
Grupo Televisa S.A.B. (Mexico), Sr. Unsec. Global Notes, 5.00%, 05/13/45	200,000	197,728
Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(c)	299,000	294,141
		696,004

Cable & Satellite–0.99%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	150,000	170,497

	Principal Amount	Value

Cable & Satellite–(continued)

Cox Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(c)	$150,000	$ 213,300
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	150,000	152,680
Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	150,000	166,683
		703,160

Catalog Retail–0.18%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Bonds, 0.75%, 03/30/23(d)	58,000	77,104
QVC Inc., Sr. Sec. Notes, 5.45%, 08/15/34(c)	50,000	49,346
		126,450

Coal & Consumable Fuels–0.08%

Peabody Energy Corp., Jr. Unsec. Sub. Conv. Deb., 4.75%, 12/15/41	88,000	60,720

Communications Equipment–0.37%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	105,000	126,197
JDS Uniphase Corp., Sr. Unsec. Conv. Bonds, 0.63%, 08/15/18(d)	138,000	138,604
		264,801

Diversified Banks–1.55%

Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(c)	150,000	146,549
Citigroup Inc., Unsec. Sub. Notes, 4.00%, 08/05/24	60,000	58,900
JPMorgan Chase & Co., Unsec. Sub. Global Notes, 3.88%, 09/10/24	40,000	39,210
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (e)	150,000	146,250
Series X, Jr. Unsec. Sub. Global Notes, 6.10% (e)	60,000	59,400
Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Notes, 4.60%, 03/27/24(c)	200,000	208,419
Santander Holdings USA Inc., Sr. Unsec. Global Notes, 3.00%, 09/24/15	150,000	152,784
Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	200,000	201,492
Wells Fargo & Co., Unsec. Sub. Medium-Term Notes, 4.10%, 06/03/26	95,000	94,741
		1,107,745

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Drug Retail–0.03%

CVS Health Corp., Sr. Unsec. Global Notes, 3.38%, 08/12/24	$20,000	$ 19,761

Fertilizers & Agricultural Chemicals–0.03%

Monsanto Co., Sr. Unsec. Global Notes, 2.13%, 07/15/19	15,000	14,921
3.38%, 07/15/24	10,000	10,021
		24,942

Food Distributors–0.07%

Sysco Corp., Sr. Unsec. Gtd. Notes, 3.50%, 10/02/24	47,000	47,122

General Merchandise Stores–0.02%

Dollar General Corp., Sr. Unsec. Global Notes, 3.25%, 04/15/23	20,000	17,903

Health Care Distributors–0.07%

AmerisourceBergen Corp., Sr. Unsec. Bonds, 3.40%, 05/15/24	50,000	49,799

Health Care Equipment–0.89%

CareFusion Corp., Sr. Unsec. Global Notes, 3.88%, 05/15/24	165,000	164,810
4.88%, 05/15/44	170,000	167,525
NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	94,000	104,810
Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	224,000	195,020
		632,165

Health Care Facilities–0.67%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	174,000	224,569
HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	235,000	254,681
		479,250

Health Care REIT’s–0.21%

HCP, Inc., Sr. Unsec. Global Notes, 3.88%, 08/15/24	150,000	147,288

Health Care Services–0.88%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 2.25%, 06/15/19	50,000	49,358
Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	128,000	141,120
3.75%, 04/01/42	204,000	319,642
Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(d)	114,000	118,204
		628,324

Integrated Telecommunication Services–0.26%

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 7.05%, 06/20/36	150,000	188,641

	Principal Amount	Value

Investment Banking & Brokerage–0.59%

Jefferies Group LLC, Sr. Unsec. Conv. Deb., 3.88%, 11/01/17(d)	$79,000	$ 83,839
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	150,000	168,379
Morgan Stanley, Sr. Unsec. Global Medium-Term Notes, 2.38%, 07/23/19	175,000	172,295
		424,513

Managed Health Care–0.65%

WellPoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	281,000	464,177

Movies & Entertainment–0.04%

Live Nation Entertainment, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/15/19(c)	26,000	26,894

Multi-Line Insurance–0.30%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	150,000	193,661
American International Group, Inc., Sr. Unsec. Global Notes, 2.30%, 07/16/19	20,000	19,910
		213,571

Multi-Utilities–0.36%

Dominion Resources, Inc., Jr. Unsec. Sub. Notes, 5.75%, 10/01/54	55,000	55,713
Enable Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 2.40%, 05/15/19(c)	200,000	198,085
		253,798

Office REIT’s–0.21%

Highwoods Realty L.P., Sr. Unsec. Notes, 3.20%, 06/15/21	150,000	147,775

Oil & Gas Equipment & Services–0.14%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	84,000	98,490

Oil & Gas Exploration & Production–0.42%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	139,000	115,283
Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	174,000	184,766
		300,049

Other Diversified Financial Services–0.07%

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/19(c)	50,000	49,812

Packaged Foods & Meats–0.33%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 3.88%, 06/27/24(c)	200,000	196,796

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Tyson Foods, Inc., Sr. Unsec. Gtd. Global Bonds, 3.95%, 08/15/24	$13,000	$13,011
4.88%, 08/15/34	11,000	11,392
5.15%, 08/15/44	12,000	12,411
		233,610

Pharmaceuticals–0.92%

Actavis Funding SCS, Sr. Unsec. Gtd. Notes, 4.85%, 06/15/44(c)	150,000	141,807
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 08/15/21(c)	76,000	84,265
Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	178,000	431,427
		657,499

Property & Casualty Insurance–0.23%

Liberty Mutual Group Inc., Sr. Unsec. Gtd. Bonds, 4.85%, 08/01/44(c)	100,000	100,478
Old Republic International Corp., Sr. Unsec. Conv. Notes, 3.75%, 03/15/18	57,000	67,011
		167,489

Railroads–0.05%

Union Pacific Corp., Sr. Unsec. Notes, 3.25%, 01/15/25	10,000	9,940
4.15%, 01/15/45	25,000	24,496
		34,436

Regional Banks–0.60%

Branch Banking & Trust Co., Unsec Sub. Bonds, 3.80%, 10/30/26	250,000	249,291
Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	175,000	180,678
		429,969

Renewable Electricity–0.21%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/44	150,000	150,747

Retail REIT’s–0.21%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	150,000	149,792

Semiconductor Equipment–0.37%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	198,000	267,547

Semiconductors–0.86%

Micron Technology, Inc., Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/28(d)	219,000	289,080
NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(c)	297,000	326,886
		615,966

Specialized Finance–0.23%

Moody’s Corp., Sr. Unsec. Global Notes, 4.88%, 02/15/24	150,000	161,387

	Principal Amount	Value

Specialized REIT’s–0.52%

American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	$200,000	$203,755
Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(c)	150,000	165,655
		369,410

Steel–0.16%

United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	69,000	113,505

Systems Software–0.28%

NetSuite Inc., Sr. Unsec. Conv. Notes, 0.25%, 06/01/18	162,000	169,391
Oracle Corp., Sr. Unsec. Global Notes, 4.30%, 07/08/34	30,000	30,241
		199,632

Technology Hardware, Storage & Peripherals–0.82%

SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(c)	348,000	418,253
Seagate HDD Cayman, Sr. Unsec. Gtd. Bonds, 4.75%, 01/01/25(c)	165,000	165,206
		583,459

Thrifts & Mortgage Finance–0.55%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	46,000	61,180
5.00%, 05/01/17	170,000	186,043
Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	30,000	42,994
3.00%, 11/15/17	72,000	99,585
		389,802

Trading Companies & Distributors–0.05%

Air Lease Corp., Sr. Unsec. Global Bonds, 4.25%, 09/15/24	35,000	34,694
Total Bonds and Notes (Cost $13,290,187)		13,469,345

U.S. Treasury Securities–8.35%

U.S. Treasury Notes–7.27%

0.50% , 09/30/16	3,000,000	2,995,066
1.75% , 09/30/19	2,191,000	2,188,522
2.38% , 08/15/24	5,900	5,835
		5,189,423

U.S. Treasury Bonds–1.08%

4.50%, 02/15/36	600,000	740,854
3.38%, 05/15/44	30,000	30,982
		771,836
Total U.S. Treasury Securities (Cost $5,935,197)		5,961,259

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

	Shares	Value

Preferred Stock–0.17%

Asset Management & Custody Banks–0.17%

AMG Capital Trust II , $2.58 Jr. Gtd. Sub. Conv. Pfd. (Cost $118,793)	1,900	$ 118,038

Money Market Funds–8.91%

Liquid Assets Portfolio – Institutional Class (f)	3,179,169	3,179,169
Premier Portfolio – Institutional Class (f)	3,179,170	3,179,170
Total Money Market Funds (Cost $6,358,339)		6,358,339
TOTAL INVESTMENTS–100.00% (Cost $69,005,087)		71,351,274
OTHER ASSETS LESS LIABILITIES–0.00%		2,043
NET ASSETS–100.00%		$ 71,353,317

Investment Abbreviations:

ADR	—American Depositary Receipt
Conv.	—Convertible
Ctfs.	Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $4,145,644, which represented 5.81% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Perpetual bond with no specified maturity date.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Managed Volatility Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Managed Volatility Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed

Invesco V.I. Managed Volatility Fund

E.	Forward Foreign Currency Contracts – (continued)

upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $2,678,898, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$48,507,674	$3,412,996	$--	$51,920,670
U.S. Treasury Securities	--	5,961,259	--	5,961,259
Corporate Debt Securities	--	13,469,345	--	13,469,345
	48,507,674	22,843,600	--	71,351,274
Forward Foreign Currency Contracts*	--	53,471	--	53,471
Total Investments	$48,507,674	$22,897,071	$--	$71,404,745
*	Unrealized appreciation.

Invesco V.I. Managed Volatility Fund

NOTE 3 -- Derivative Instruments

Open Forward Foreign Currency Contracts at Period-End
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation
10/31/14	Bank of New York Mellon (The)	CAD	382,039	USD	346,953	$340,848	$6,105
10/31/14	State Street Bank and Trust Co.	CAD	383,088	USD	347,843	341,784	6,059
10/31/14	Bank of New York Mellon (The)	CHF	234,729	USD	249,643	245,932	3,711
10/31/14	State Street Bank and Trust Co	CHF	236,793	USD	251,725	248,095	3,630
10/31/14	Bank of New York Mellon (The)	EUR	537,457	USD	689,745	678,925	10,820
10/31/14	State Street Bank and Trust Co.	EUR	538,423	USD	691,292	680,145	11,147
10/31/14	Bank of New York Mellon (The)	GBP	361,156	USD	590,215	585,360	4,855
10/31/14	State Street Bank and Trust Co.	GBP	362,327	USD	591,990	587,258	4,732
10/31/14	Bank of New York Mellon (The)	ILS	774,857	USD	211,747	210,414	1,333
10/31/14	State Street Bank and Trust Co	ILS	776,804	USD	212,021	210,942	1,079
Total open forward foreign currency contracts - Currency Risk							$53,471

Currency Abbreviations:
CAD -- Canadian Dollar	GBP -- British Pound Sterling
CHF -- Swiss Franc	ILS -- Israeli Shekel
EUR -- Euro	USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $67,133,881 and $79,876,939, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $40,200,030 and $34,279,128, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,905,373
Aggregate unrealized (depreciation) of investment securities	(1,012,772)
Net unrealized appreciation of investment securities	$1,892,601
Cost of investments for tax purposes is $69,458,673.

Invesco V.I. Managed Volatility Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIMCCE-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks–80.46%

Air Freight & Logistics–0.22%

C.H. Robinson Worldwide, Inc.	12,917	$ 856,655

Apparel Retail–0.98%

Abercrombie & Fitch Co. -Class A	106,727	3,878,459

Apparel, Accessories & Luxury Goods–0.84%

Prada S.p.A. (Italy)	549,700	3,337,930

Asset Management & Custody Banks–2.11%

Northern Trust Corp.	123,099	8,374,425

Auto Parts & Equipment–1.46%

Dana Holding Corp.	301,728	5,784,126

Brewers–1.40%

Molson Coors Brewing Co. -Class B	74,613	5,554,192

Communications Equipment–2.95%

F5 Networks, Inc. (b)	61,671	7,322,815
Juniper Networks, Inc.	123,002	2,724,494
Riverbed Technology, Inc. (b)	90,352	1,675,578
		11,722,887

Computer & Electronics Retail–1.01%

GameStop Corp. -Class A	97,761	4,027,753

Construction & Engineering–0.97%

Chicago Bridge & Iron Co. N.V.	66,244	3,832,215

Construction Machinery & Heavy Trucks–1.25%

Joy Global Inc.	44,369	2,419,885
Terex Corp.	79,850	2,536,835
		4,956,720

Construction Materials–0.79%

CRH PLC (Ireland)	137,561	3,126,336

Consumer Electronics–0.84%

Harman International Industries, Inc.	34,054	3,338,654

Data Processing & Outsourced Services–0.68%

Jack Henry & Associates, Inc.	48,706	2,710,976

Department Stores–0.52%

Macy’s, Inc.	35,833	2,084,764

Education Services–0.46%

Houghton Mifflin Harcourt Co. (b)	93,419	1,816,065

Electrical Components & Equipment–0.90%

Regal-Beloit Corp.	55,475	3,564,269

Electronic Components–1.70%

Amphenol Corp. -Class A	67,418	6,732,362

	Shares	Value

Environmental & Facilities Services–1.10%

Republic Services, Inc.	112,300	$ 4,381,946

Fertilizers & Agricultural Chemicals–1.04%

Mosaic Co. (The)	93,202	4,139,101

Footwear–0.38%

Wolverine World Wide, Inc.	59,543	1,492,148

General Merchandise Stores–0.15%

Tuesday Morning Corp. (b)	31,551	612,247

Health Care Distributors–0.96%

Cardinal Health, Inc.	50,835	3,808,558

Health Care Equipment–1.46%

ResMed Inc.	117,257	5,777,252

Health Care Facilities–3.13%

Community Health Systems Inc. (b)	116,443	6,379,912
Tenet Healthcare Corp. (b)	101,970	6,055,998
		12,435,910

Homebuilding–0.76%

D.R. Horton, Inc.	147,080	3,018,082

Hotels, Resorts & Cruise Lines–1.06%

Norwegian Cruise Line Holdings Ltd. (b)	117,253	4,223,453

Industrial Machinery–5.26%

ITT Corp.	78,421	3,524,240
Kennametal Inc.	114,163	4,716,073
SKF AB -Class B (Sweden)	228,594	4,773,660
Stanley Black & Decker Inc.	88,379	7,847,171
		20,861,144

Insurance Brokers–0.80%

Brown & Brown, Inc.	99,163	3,188,090

Internet Software & Services–0.30%

Equinix, Inc. (b)	5,571	1,183,726

Life & Health Insurance–2.02%

Torchmark Corp.	153,231	8,024,708

Life Sciences Tools & Services–2.13%

Agilent Technologies, Inc.	93,493	5,327,231
Waters Corp. (b)	31,749	3,146,961
		8,474,192

Marine–1.43%

Kirby Corp. (b)	48,232	5,684,141

Multi-Utilities–0.87%

CMS Energy Corp.	116,127	3,444,327

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Oil & Gas Drilling–1.57%

Nabors Industries Ltd.	157,694	$ 3,589,115
Rowan Cos. PLC -Class A	104,238	2,638,264
		6,227,379

Oil & Gas Equipment & Services–3.73%

Cameron International Corp. (b)	96,634	6,414,565
TETRA Technologies, Inc. (b)	346,151	3,745,354
Weatherford International PLC (b)	223,037	4,639,169
		14,799,088

Oil & Gas Exploration & Production–4.55%

Cabot Oil & Gas Corp.	143,901	4,704,123
Concho Resources Inc. (b)	43,326	5,432,647
Rosetta Resources, Inc. (b)	80,562	3,589,843
Vermilion Energy, Inc. (Canada)	71,059	4,326,103
		18,052,716

Packaged Foods & Meats–2.17%

Hain Celestial Group, Inc. (The) (b)	44,051	4,508,620
JM Smucker Co. (The)	41,281	4,086,406
		8,595,026

Paper Packaging–1.01%

Packaging Corp. of America	63,095	4,026,723

Pharmaceuticals–2.47%

Endo International PLC (b)	78,440	5,360,590
Perrigo Co. PLC	29,628	4,449,829
		9,810,419

Property & Casualty Insurance–3.89%

Arch Capital Group Ltd. (b)	117,873	6,450,011
Progressive Corp. (The)	354,768	8,968,535
		15,418,546

Regional Banks–1.73%

First Republic Bank	138,948	6,861,252

Restaurants–0.50%

Brinker International, Inc.	39,378	2,000,009

Semiconductor Equipment–4.16%

KLA-Tencor Corp.	42,722	3,365,639
Lam Research Corp.	74,813	5,588,531
Teradyne, Inc.	388,643	7,535,788
		16,489,958

Semiconductors–3.95%

Linear Technology Corp.	200,510	8,900,639
Xilinx, Inc.	159,559	6,757,324
		15,657,963

Specialized Finance–2.03%

Moody’s Corp.	85,062	8,038,359

	Shares	Value

Specialty Chemicals–2.11%

Albemarle Corp.	58,683	$ 3,456,429
International Flavors & Fragrances Inc.	51,197	4,908,768
		8,365,197

Specialty Stores–1.06%

Dick’s Sporting Goods, Inc.	95,598	4,194,840

Steel–1.19%

Allegheny Technologies, Inc.	75,368	2,796,153
TimkenSteel Corp.	41,906	1,948,210
		4,744,363

Technology Hardware, Storage & Peripherals–1.74%

NetApp, Inc.	160,800	6,907,968

Trading Companies & Distributors–0.67%

WESCO International, Inc. (b)	33,769	2,642,762
Total Common Stocks (Cost $239,822,118)		319,280,381

Money Market Funds–21.75%

Liquid Assets Portfolio – Institutional Class (c)	43,146,771	43,146,771
Premier Portfolio – Institutional Class (c)	43,146,771	43,146,771
Total Money Market Funds (Cost $86,293,542)		86,293,542
TOTAL INVESTMENTS–102.21% (Cost $326,115,660)		405,573,923
OTHER ASSETS LESS LIABILITIES–(2.21)%		(8,781,480)
NET ASSETS–100.00%		$ 396,792,443

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$402,447,587	$3,126,336	$—	$405,573,923

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $86,548,466 and $105,837,602, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$85,452,962
Aggregate unrealized (depreciation) of investment securities	(6,411,306)
Net unrealized appreciation of investment securities	$79,041,656
Cost of investments for tax purposes is $326,532,267.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VK-VIMCG-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.04%

Aerospace & Defense–2.46%

B/E Aerospace, Inc. (b)	38,522	$ 3,233,537
DigitalGlobe Inc. (b)	114,287	3,257,179
		6,490,716

Airlines–1.50%

Delta Air Lines, Inc.	109,869	3,971,764

Apparel Retail–0.62%

L Brands, Inc.	24,243	1,623,796

Apparel, Accessories & Luxury Goods–1.88%

Michael Kors Holdings Ltd. (b)	25,427	1,815,234
Under Armour, Inc. -Class A (b)	45,632	3,153,171
		4,968,405

Application Software–0.82%

Cadence Design Systems, Inc. (b)	125,135	2,153,573

Asset Management & Custody Banks–2.71%

Affiliated Managers Group, Inc. (b)	13,333	2,671,400
Ameriprise Financial, Inc.	36,437	4,495,597
		7,166,997

Auto Parts & Equipment–1.14%

Gentherm Inc. (b)	71,054	3,000,610

Automobile Manufacturers–1.28%

Tesla Motors, Inc. (b)	13,937	3,382,231

Automotive Retail–1.75%

O’Reilly Automotive, Inc. (b)	30,751	4,623,720

Biotechnology–4.27%

Alexion Pharmaceuticals, Inc. (b)	26,618	4,413,797
Medivation Inc. (b)	49,562	4,900,195
Synageva BioPharma Corp. (b)(c)	28,445	1,956,447
		11,270,439

Building Products–3.16%

A.O. Smith Corp.	73,236	3,462,598
Lennox International Inc.	45,918	3,529,716
Owens Corning Inc.	42,745	1,357,154
		8,349,468

Casinos & Gaming–1.43%

Wynn Resorts Ltd.	20,155	3,770,597

Commodity Chemicals–1.14%

LyondellBasell Industries N.V. -Class A	27,644	3,003,797

Communications Equipment–1.79%

Palo Alto Networks, Inc. (b)	48,065	4,715,177

	Shares	Value

Computer & Electronics Retail–0.68%

Best Buy Co., Inc.	53,522	$ 1,797,804

Construction & Engineering–2.38%

Foster Wheeler AG	108,631	3,434,912
MasTec Inc. (b)	92,799	2,841,506
		6,276,418

Construction Machinery & Heavy Trucks–0.55%

Manitowoc Co., Inc. (The)	62,085	1,455,893

Consumer Electronics–1.85%

Harman International Industries, Inc.	49,872	4,889,451

Consumer Finance–1.84%

Discover Financial Services	75,517	4,862,540

Data Processing & Outsourced Services–0.98%

Alliance Data Systems Corp. (b)	10,446	2,593,428

Distillers & Vintners–1.71%

Constellation Brands, Inc. -Class A (b)	51,873	4,521,251

Distributors–1.65%

LKQ Corp. (b)	164,283	4,368,285

Diversified Support Services–0.88%

KAR Auction Services Inc.	81,006	2,319,202

Electrical Components & Equipment–2.05%

AMETEK, Inc.	53,116	2,666,954
Rockwell Automation, Inc.	25,058	2,753,373
		5,420,327

Electronic Components–1.52%

Amphenol Corp. -Class A	40,114	4,005,784

Electronic Equipment & Instruments–1.38%

Cognex Corp. (b)	90,143	3,630,059

Food Retail–1.39%

Kroger Co. (The)	70,339	3,657,628

Health Care Facilities–1.76%

Universal Health Services, Inc. -Class B	44,457	4,645,757

Health Care Services–2.74%

Omnicare, Inc.	49,104	3,057,215
Team Health Holdings, Inc. (b)	71,883	4,168,495
		7,225,710

Home Entertainment Software–0.76%

Activision Blizzard, Inc.	96,200	1,999,998

Homebuilding–0.99%

Lennar Corp. -Class A	67,117	2,606,153

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Household Appliances–0.74%

Whirlpool Corp.	13,491	$ 1,964,964

Housewares & Specialties–1.16%

Jarden Corp. (b)	51,005	3,065,911

Industrial Conglomerates–1.20%

Carlisle Cos. Inc.	39,566	3,180,315

Industrial Machinery–2.13%

Flowserve Corp.	55,863	3,939,459
ITT Corp.	37,507	1,685,564
		5,625,023

Internet Retail–0.71%

Netflix Inc. (b)	4,158	1,876,006

Internet Software & Services–2.13%

Pandora Media Inc. (b)	99,550	2,405,128
Yelp Inc. (b)	47,023	3,209,320
		5,614,448

Investment Banking & Brokerage–1.28%

Lazard Ltd. -Class A	66,765	3,384,986

IT Consulting & Other Services–1.01%

Gartner, Inc. (b)	36,225	2,661,451

Leisure Products–1.34%

Brunswick Corp.	84,024	3,540,771

Life Sciences Tools & Services–1.75%

Illumina, Inc. (b)	28,176	4,618,610

Movies & Entertainment–1.55%

Cinemark Holdings, Inc.	120,344	4,096,510

Oil & Gas Equipment & Services–2.81%

Baker Hughes Inc.	68,587	4,462,270
Superior Energy Services, Inc.	90,171	2,963,921
		7,426,191

Oil & Gas Exploration & Production–2.86%

Cimarex Energy Co.	28,191	3,567,007
Concho Resources Inc. (b)	10,461	1,311,705
EQT Corp.	29,096	2,663,448
		7,542,160

Packaged Foods & Meats–1.87%

Mead Johnson Nutrition Co.	51,294	4,935,509

Pharmaceuticals–4.54%

Actavis PLC (b)	25,100	6,056,128
Pacira Pharmaceuticals, Inc. (b)	43,446	4,210,786
Shire PLC -ADR (Ireland)	6,689	1,732,786
		11,999,700

Railroads–0.61%

Kansas City Southern	13,305	1,612,566

	Shares	Value

Regional Banks–1.48%

SVB Financial Group (b)	34,930	$ 3,915,304

Semiconductor Equipment–1.23%

Applied Materials, Inc.	149,757	3,236,249

Semiconductors–5.09%

Atmel Corp. (b)	322,252	2,603,796
Cavium Inc. (b)	57,467	2,857,834
Integrated Device Technology, Inc. (b)	181,329	2,892,198
NXP Semiconductors N.V. (Netherlands)(b)	74,484	5,096,940
		13,450,768

Specialized Finance–1.46%

Intercontinental Exchange, Inc.	19,738	3,849,897

Specialty Chemicals–2.88%

PPG Industries, Inc.	24,812	4,881,513
Valspar Corp. (The)	34,360	2,714,096
		7,595,609

Specialty Stores–2.74%

Signet Jewelers Ltd.	30,635	3,489,633
Tractor Supply Co.	60,940	3,748,419
		7,238,052

Systems Software–1.44%

ServiceNow, Inc. (b)	64,779	3,807,710

Trading Companies & Distributors–1.15%

United Rentals, Inc. (b)	27,412	3,045,473

Trucking–0.80%

J.B. Hunt Transport Services, Inc.	28,678	2,123,606

Wireless Telecommunication Services–2.02%

SBA Communications Corp. -Class A (b)	48,039	5,327,525
Total Common Stocks & Other Equity Interests (Cost $193,923,226)		261,502,292

Money Market Funds–0.37%

Liquid Assets Portfolio – Institutional Class (d)	488,551	488,551
Premier Portfolio – Institutional Class (d)	488,552	488,552
Total Money Market Funds (Cost $977,103)		977,103
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.41% (Cost $194,900,329)		262,479,395

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.57%

Liquid Assets Portfolio - Institutional Class (Cost $1,509,310)(d)(e)	1,509,310	$ 1,509,310
TOTAL INVESTMENTS–99.98% (Cost $196,409,639)		263,988,705
OTHER ASSETS LESS LIABILITIES–0.02%		45,930
NET ASSETS–100.00%		$ 264,034,635

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$1,467,284	$(1,467,284)	$—
*Amount	does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco V.I. Mid Cap Growth Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Mid Cap Growth Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $154,683,650 and $186,555,478, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,962,386
Aggregate unrealized (depreciation) of investment securities	(4,622,164)
Net unrealized appreciation of investment securities	$67,340,222
Cost of investments for tax purposes is $196,648,483.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VIMKT-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments

September 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–47.20%(a)

Asset-Backed Securities - Consumer Receivables–5.50%

Old Line Funding, LLC (b)	0.15%	10/15/14	$2,000	$1,999,883
Old Line Funding, LLC (b)	0.18%	11/05/14	5,700	5,699,002
Old Line Funding, LLC (b)	0.17%	12/01/14	1,000	999,712
Old Line Funding, LLC (b)	0.18%	12/03/14	1,000	999,685
Old Line Funding, LLC (b)	0.18%	12/17/14	2,900	2,898,883
Salisbury Receivables Co., LLC (b)	0.18%	10/08/14	600	599,979
Salisbury Receivables Co., LLC (b)	0.17%	10/16/14	3,500	3,499,752
Sheffield Receivables Corp. (b)	0.18%	10/17/14	2,000	1,999,840
Sheffield Receivables Corp. (b)	0.18%	11/05/14	10,000	9,998,250
Sheffield Receivables Corp. (b)	0.18%	12/05/14	3,200	3,198,960
Thunder Bay Funding, LLC (b)	0.15%	10/15/14	1,000	999,942
Thunder Bay Funding, LLC (b)	0.18%	12/03/14	1,000	999,685
Thunder Bay Funding, LLC (b)	0.23%	01/05/15	1,000	999,387
Thunder Bay Funding, LLC (b)	0.23%	02/02/15	1,900	1,898,495
				36,791,455

Asset-Backed Securities - Fully Supported–1.50%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(c)	0.15%	10/16/14	10,000	9,999,375

Asset-Backed Securities - Fully Supported Bank–11.89%

Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)(d)	0.18%	03/27/15	1,000	1,000,000
Atlantic Asset Securitization LLC (CEP-Credit Agricole Corporate & Investment Bank) (b)(c)(d)	0.23%	02/20/15	6,000	6,000,000
Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (b)(c)	0.13%	10/09/14	1,000	999,971
Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (b)(c)	0.15%	11/04/14	1,700	1,699,759
Cancara Asset Securitization LLC (CEP-Lloyds Bank PLC) (b)(c)	0.15%	11/10/14	3,800	3,799,367
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase Bank, N.A.)	0.15%	11/12/14	2,000	1,999,650
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase Bank, N.A.)	0.27%	03/02/15	2,000	1,997,720
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase Bank, N.A.)	0.27%	03/09/15	2,800	2,796,661
Collateralized Commercial Paper Co., LLC (CEP-JPMorgan Chase Bank, N.A.)	0.27%	02/18/15	5,000	4,994,750
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Chase Bank, N.A.) (b)	0.21%	01/05/15	1,000	999,440
Collateralized Commercial Paper II Co., LLC (CEP-JPMorgan Chase Bank, N.A.) (b)	0.30%	03/02/15	6,000	5,992,400
Concord Minutemen Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.16%	10/08/14	1,000	999,969
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.16%	10/03/14	1,500	1,499,987
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.16%	10/07/14	2,000	1,999,947
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.15%	11/04/14	1,600	1,599,773
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.18%	12/05/14	4,100	4,098,668
Govco LLC (CEP-Citibank NA) (b)	0.17%	12/29/14	3,000	2,998,739
Institutional Secured Funding LLC (Multi-CEP’s-Cantor Fitzgerald & Co.) (b)(c)	0.30%	10/15/14	1,000	999,883
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.16%	10/06/14	1,700	1,699,962
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(c)	0.16%	10/09/14	2,500	2,499,911
Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.17%	10/06/14	1,000	999,976
Mountcliff Funding LLC (Multi-CEP’s-Deutsche Bank Trust Co. Americas) (b)(c)	0.19%	10/06/14	2,800	2,799,926
Ridgefield Funding Co. LLC (CEP-BNP Paribas S.A.) (b)(c)	0.21%	11/04/14	7,000	6,998,612
Scaldis Capital LLC (CEP-BNP Paribas Fortis) (b)(c)	0.24%	10/20/14	2,000	1,999,747
Scaldis Capital LLC (CEP-BNP Paribas Fortis) (b)(c)	0.22%	12/11/14	10,000	9,995,661
Working Capital Management Co. (CEP-Mizuho Corporate Bank Ltd.) (b)(c)	0.17%	10/02/14	6,000	5,999,972
				79,470,451

Asset-Backed Securities - Multi-Purpose–10.94%

CAFCO LLC (b)	0.17%	12/08/14	1,000	999,679
Chariot Funding, LLC (b)	0.21%	12/01/14	3,000	2,998,933
Chariot Funding, LLC (b)	0.21%	12/05/14	3,000	2,998,863
Chariot Funding, LLC (b)	0.21%	12/17/14	1,000	999,551

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–(continued)

Chariot Funding, LLC (b)	0.21%	02/04/15	$10,000	$9,992,650
CHARTA LLC (b)	0.18%	12/08/14	2,000	1,999,320
CIESCO, LLC (b)	0.18%	12/04/14	7,000	6,997,760
CRC Funding, LLC (b)	0.18%	12/08/14	1,000	999,660
Jupiter Securitization Co. LLC (b)	0.22%	10/01/14	800	800,000
Jupiter Securitization Co. LLC (b)	0.21%	12/05/14	10,000	9,996,208
Mont Blanc Capital Corp. (b)(c)	0.19%	10/09/14	4,000	3,999,831
Mont Blanc Capital Corp. (b)(c)	0.19%	10/16/14	1,000	999,921
Mont Blanc Capital Corp. (b)(c)	0.19%	11/10/14	3,000	2,999,367
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	11/03/14	1,000	999,844
Nieuw Amsterdam Receivables Corp. (b)(c)	0.17%	11/04/14	1,000	999,839
Nieuw Amsterdam Receivables Corp. (b)(c)	0.16%	12/02/14	1,000	999,724
Nieuw Amsterdam Receivables Corp. (b)(c)	0.15%	12/04/14	1,000	999,733
Regency Markets No. 1 LLC (b)(c)	0.14%	10/14/14	7,000	6,999,646
Regency Markets No. 1 LLC (b)(c)	0.14%	10/15/14	4,400	4,399,772
Regency Markets No. 1 LLC (b)(c)	0.14%	10/16/14	3,000	2,999,825
Versailles Commercial Paper LLC (b)	0.20%	10/03/14	5,000	4,999,944
Versailles Commercial Paper LLC (b)(d)	0.22%	01/21/15	1,000	1,000,000
Versailles Commercial Paper LLC (b)(d)	0.22%	01/21/15	1,000	1,000,000
Versailles Commercial Paper LLC (b)(d)	0.22%	01/21/15	1,000	1,000,000
				73,180,070

Diversified Banks–9.16%

ANZ New Zealand Int’l Ltd. (b)(c)	0.20%	01/07/15	1,300	1,299,292
BNP Paribas Finance, Inc. (c)	0.07%	10/02/14	6,100	6,099,988
BPCE S.A. (b)(c)	0.18%	10/01/14	1,000	1,000,000
BPCE S.A. (b)(c)	0.08%	10/02/14	3,000	2,999,993
Commonwealth Bank of Australia (b)(c)(d)	0.19%	10/01/14	3,400	3,400,000
Commonwealth Bank of Australia (b)(c)(d)	0.19%	10/07/14	1,400	1,400,000
Commonwealth Bank of Australia (b)(c)(d)	0.17%	11/17/14	2,300	2,299,975
Dexia Credit Local S.A (c)	0.30%	04/20/15	2,000	1,996,650
ING (US) Funding LLC (c)	0.15%	10/02/14	1,000	999,996
ING (US) Funding LLC (c)	0.20%	10/07/14	1,000	999,967
J.P. Morgan Securities LLC (b)	0.25%	02/09/15	6,000	5,994,542
Mizuho Funding, LLC (b)(c)	0.19%	11/03/14	1,600	1,599,721
Mizuho Funding, LLC (b)(c)	0.22%	01/07/15	2,300	2,298,654
National Australia Funding Delaware Inc. (b)(c)	0.18%	11/03/14	4,800	4,799,230
National Australia Funding Delaware Inc. (b)(c)	0.16%	11/04/14	1,100	1,099,834
National Australia Funding Delaware Inc. (b)(c)	0.19%	01/15/15	2,100	2,098,825
Rabobank (USA) Financial Corp. (c)	0.21%	01/20/15	2,000	1,998,705
Standard Chartered Bank (b)(c)	0.21%	12/02/14	2,400	2,399,132
Standard Chartered Bank (b)(c)	0.21%	01/05/15	1,000	999,440
Sumitomo Mitsui Banking Corp. (b)(c)	0.24%	10/10/14	1,000	999,940
Sumitomo Mitsui Banking Corp. (b)(c)	0.15%	10/27/14	2,000	1,999,783
Sumitomo Mitsui Banking Corp. (b)(c)	0.25%	11/03/14	2,500	2,499,427
Sumitomo Mitsui Banking Corp. (b)(c)	0.19%	11/04/14	5,000	4,999,103
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.19%	11/10/14	3,500	3,499,261
Sumitomo Mitsui Trust Bank Ltd. (b)(c)	0.20%	12/16/14	1,500	1,499,367
				61,280,825

Life & Health Insurance–0.15%

MetLife Short Term Funding LLC (b)	0.11%	10/10/14	1,000	999,973

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Other Diversified Financial Services–1.24%

General Electric Capital Corp.	0.19%	01/07/15	$1,300	$1,299,328
General Electric Capital Corp.	0.20%	02/04/15	7,000	6,995,100
				8,294,428

Regional Banks–4.61%

Abbey National North America LLC (c)	0.12%	10/03/14	4,000	3,999,973
Abbey National North America LLC (c)	0.12%	10/06/14	1,100	1,099,982
Abbey National North America LLC (c)	0.12%	10/09/14	1,300	1,299,965
Abbey National North America LLC (c)	0.12%	10/14/14	1,400	1,399,939
Banque et Caisse d’Epargne de l’Etat (c)	0.17%	11/21/14	3,500	3,499,157
BNZ International Funding Ltd. (b)(c)	0.20%	11/12/14	2,000	1,999,545
BNZ International Funding Ltd. (b)(c)	0.21%	11/26/14	10,000	9,996,811
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.12%	10/06/14	1,000	999,983
Landesbank Hessen-Thueringen Girozentrale (b)(c)	0.13%	10/10/14	1,000	999,968
Macquarie Bank Ltd. (b)(c)	0.23%	11/07/14	1,000	999,764
Macquarie Bank Ltd. (b)(c)	0.22%	12/12/14	1,500	1,499,340
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.17%	11/25/14	2,000	1,999,481
Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.19%	12/09/14	1,000	999,636
				30,793,544

Soft Drinks–0.72%

Coca-Cola Co. (The) (b)	0.17%	11/04/14	1,800	1,799,711
Coca-Cola Co. (The) (b)	0.17%	02/10/15	1,500	1,499,065
Coca-Cola Co. (The) (b)	0.20%	03/10/15	1,500	1,498,667
				4,797,443

Specialized Finance–1.49%

Caisse des Depots et Consignations (b)(c)	0.17%	10/16/14	2,000	1,999,858
Caisse des Depots et Consignations (b)(c)	0.15%	12/09/14	2,000	1,999,425
CDP Financial Inc. (b)(c)	0.19%	12/11/14	2,000	1,999,251
CDP Financial Inc. (b)(c)	0.19%	02/02/15	4,000	3,997,382
				9,995,916
Total Commercial Paper (Cost $315,603,480)				315,603,480

Certificates of Deposit–29.23%

Australia & New Zealand Banking Group, Ltd. (c)	0.17%	02/02/15	1,000	1,000,000
Bank of Montreal (c)	0.17%	11/13/14	1,100	1,100,000
Bank of Montreal (c)	0.18%	12/04/14	1,500	1,500,000
Bank of Montreal (c)	0.21%	02/09/15	1,800	1,800,000
Bank of Nova Scotia (c)	0.17%	01/15/15	5,000	5,000,000
Bank of Nova Scotia (c)	0.20%	02/02/15	1,500	1,500,000
Bank of Nova Scotia (c)(d)	0.32%	02/28/15	4,000	4,000,000
Bank of Nova Scotia (c)(d)	0.34%	10/30/15	700	700,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.10%	10/02/14	2,200	2,200,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.08%	10/07/14	8,000	8,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.15%	10/20/14	5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.20%	11/12/14	2,200	2,200,000
Credit Agricole Corporate & Investment Bank (c)	0.10%	10/02/14	5,300	5,300,000
Lloyds Bank PLC (c)	0.14%	10/10/14	2,000	2,000,000
Mitsubishi UFJ Trust & Banking Corp. (c)	0.20%	12/05/14	3,000	3,000,000
Mizuho Bank Ltd. (c)	0.20%	10/29/14	2,000	2,000,000
Mizuho Bank Ltd. (c)	0.21%	12/16/14	5,000	5,000,105
Natixis (c)	0.02%	10/01/14	25,000	25,000,000

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

Natixis (c)	0.08%	10/02/14	$3,000	$3,000,000
Nordea Bank Finland PLC (c)	0.14%	10/03/14	1,000	1,000,000
Nordea Bank Finland PLC (c)	0.16%	11/10/14	1,000	999,989
Nordea Bank Finland PLC (c)	0.15%	12/08/14	1,100	1,100,000
Norinchukin Bank (The) (c)	0.26%	01/06/15	1,300	1,300,000
Norinchukin Bank (The) (c)	0.26%	02/02/15	1,000	1,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.16%	11/13/14	3,000	3,000,000
Oversea-Chinese Banking Corp. Ltd. (c)	0.16%	10/10/14	5,500	5,500,000
Royal Bank of Canada (c)(d)	0.32%	10/02/15	2,000	2,000,000
Skandinaviska Enskilda Banken AB (c)	0.05%	10/01/14	25,000	25,000,000
Societe Generale (c)(d)	0.23%	11/13/14	1,300	1,300,000
Standard Chartered Bank (c)	0.22%	12/29/14	1,000	1,000,025
Sumitomo Mitsui Banking Corp. (c)	0.21%	10/02/14	2,000	2,000,000
Sumitomo Mitsui Banking Corp. (c)	0.15%	10/27/14	2,500	2,500,000
Sumitomo Mitsui Trust Bank Ltd. (c)	0.22%	11/12/14	3,100	3,100,000
Svenska Handelsbanken AB (c)	0.05%	10/03/14	28,000	28,000,000
Swedbank AB (c)	0.04%	10/07/14	20,000	20,000,000
Toronto-Dominion Bank (The) (c)	0.19%	10/10/14	5,000	5,000,000
Toronto-Dominion Bank (The) (c)	0.19%	11/07/14	1,200	1,200,000
Toronto-Dominion Bank (The) (c)	0.15%	12/18/14	10,000	10,000,000
Toronto-Dominion Bank (The) (c)	0.17%	01/08/15	1,100	1,100,000
Total Certificates of Deposit (Cost $195,400,119)				195,400,119

Variable Rate Demand Notes–4.76%(e)

Credit Enhanced–4.76%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	10/01/33	4,500	4,500,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.13%	12/01/28	3,360	3,360,000
Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.10%	10/01/25	1,000	1,000,000
Gary Chicago International Airport Authority (Gary Jet Center); Series 2011, Multi-Modal Special Purpose Facility, VRD RB (LOC-BMO Harris Bank N.A.)	0.11%	05/01/36	7,510	7,510,000
Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.04%	05/15/17	600	600,000
Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC–PNC Bank, N.A.) Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.) (f)	0.11%	05/01/37	3,720	3,720,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(f)	0.22%	01/01/33	2,100	2,100,000
Massachusetts (State of) Development Finance Agency (Milton Academy); (Canada) Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.15%	03/01/39	1,500	1,500,000
Nuevo Oaxaca LLC (Village by the Park Apartments); Series 2013 A, MFH Taxable VRD RB (LOC-FHLB of San Francisco) (f)	0.13%	03/01/53	4,500	4,500,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	12/01/27	2,225	2,225,000
Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (f)	0.16%	12/01/18	230	230,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(f)	0.15%	10/01/21	600	600,000
Total Variable Rate Demand Notes (Cost $31,845,000)				31,845,000

Other Bonds & Notes–2.55% Commonwealth Bank of Australia, Sr. Unsec. Notes (b)(c)	3.75%	10/15/14	5,000	5,006,773
Commonwealth Bank of Australia, Sr. Unsec. Notes (b)(c)	3.50%	03/19/15	2,000	2,030,172
General Electric Capital Corp., Sr. Unsec. Medium-Term Notes (d)	0.61%	01/09/15	7,000	7,007,772
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes (d)	0.35%	10/20/15	3,000	3,000,000
Total Other Bonds & Notes (Cost $17,044,717)				17,044,717

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–0.75%

Overseas Private Investment Corp. (OPIC)– 0.75%

Unsec. Gtd. VRD Bonds (e) (Cost $5,000,000)	0.11%	09/15/20	$ 5,000	$5,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–84.49% (Cost $564,893,316)				564,893,316
			Repurchase Amount
Repurchase Agreements–14.87%(g)

BNP Paribas Securities Corp., Joint agreement dated 09/30/14, aggregate maturing value of $400,000,000 (collateralized by Agency Mortgage-backed securities valued at $408,000,000; 0%-5.00%, 04/01/28-09/01/44)	0.00%	10/01/14	33,000,000	33,000,000
ING Financial Markets, LLC, Joint agreement dated 09/30/14, aggregate maturing value of $500,000,278 (collateralized by Agency Mortgage-backed securities valued at $510,000,305; 1.38%-3.71%, 05/01/20-08/01/45)	0.02%	10/01/14	33,000,018	33,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 09/29/14, (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Municipal obligation & Sovereign debt valued at $10,928,614; 0%-7.00%, 12/19/16-11/25/) (h)	0.43%	-	-	10,000,000
RBC Capital Markets Corp., Term agreement dated 07/01/14, maturing value of $4,252,824 (collateralized by Domestic and Foreign Corporate obligations & Commercial paper valued at $4,462,500; 0%-5.38%, 11/20/14-11/02/43) (c)(i)	0.26%	10/01/14	4,252,824	4,250,000
Wells Fargo Securities, LLC, Joint agreement dated 09/30/14, aggregate maturing value of $600,000,500 (collateralized by U.S. Government sponsored agency obligations, Agency Mortgage-backed securities & U.S. Treasury obligation valued at $612,000,804; 0%-5.13%, 12/29/14-09/20/44)	0.03%	10/01/14	19,155,875	19,155,859
Total Repurchase Agreements (Cost $99,405,859)				99,405,859
TOTAL INVESTMENTS(j)(k)–99.36% (Cost $664,299,175)				664,299,175
OTHER ASSETS LESS LIABILITIES–0.64%				4,306,229
NET ASSETS–100.00%				$668,605,404

Investment Abbreviations:

CEP	—Credit Enhancement Provider
FHLB	—Federal Home Loan Bank
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2014 was $281,862,894, which represented 42.16% of the Fund’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.6%; Sweden: 11.4%; Japan: 11.2%; Canada: 6.9%; Australia: 5.8%; United Kingdom: 5.3% other countries less than 5% each: 7.2%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2014.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2014.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end.

Invesco V.I. Money Market Fund

D.	Repurchase Agreements – (continued)

If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	MS-VISPI-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.12%

Advertising–0.14%

Interpublic Group of Cos., Inc. (The)	2,362	$43,272
Omnicom Group Inc.	1,392	95,853
		139,125

Aerospace & Defense–2.61%

Boeing Co. (The)	3,718	473,599
General Dynamics Corp.	1,760	223,678
Honeywell International Inc.	4,340	404,141
L-3 Communications Holdings, Inc.	477	56,725
Lockheed Martin Corp.	1,495	273,256
Northrop Grumman Corp.	1,152	151,788
Precision Castparts Corp.	794	188,083
Raytheon Co.	1,733	176,107
Rockwell Collins, Inc.	750	58,875
Textron Inc.	1,569	56,468
United Technologies Corp.	4,717	498,115
		2,560,835

Agricultural & Farm Machinery–0.17%

Deere & Co.	1,986	162,832

Agricultural Products–0.19%

Archer-Daniels-Midland Co.	3,579	182,887

Air Freight & Logistics–0.73%

C.H. Robinson Worldwide, Inc.	821	54,448
Expeditors International of Washington, Inc.	1,093	44,354
FedEx Corp.	1,471	237,493
United Parcel Service, Inc. -Class B	3,906	383,921
		720,216

Airlines–0.30%

Delta Air Lines, Inc.	4,699	169,869
Southwest Airlines Co.	3,799	128,292
		298,161

Aluminum–0.11%

Alcoa Inc.	6,497	104,537

Apparel Retail–0.50%

Gap, Inc. (The)	1,518	63,285
L Brands, Inc.	1,358	90,959
Ross Stores, Inc.	1,176	88,882
TJX Cos., Inc. (The)	3,842	227,331
Urban Outfitters, Inc. (b)	581	21,323
		491,780

Apparel, Accessories & Luxury Goods–0.47%

Coach, Inc.	1,541	54,875
Fossil Group, Inc. (b)	257	24,132

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

Michael Kors Holdings Ltd. (b)	1,131	$80,742
PVH Corp.	463	56,093
Ralph Lauren Corp.	335	55,185
Under Armour, Inc. -Class A (b)	921	63,641
VF Corp.	1,907	125,919
	460,587

Application Software–0.65%

Adobe Systems Inc. (b)	2,619	181,209
Autodesk, Inc. (b)	1,262	69,536
Citrix Systems, Inc. (b)	907	64,715
Intuit Inc.	1,572	137,786
salesforce.com, inc. (b)	3,191	183,578
	636,824

Asset Management & Custody Banks–1.30%

Affiliated Managers Group, Inc. (b)	305	61,110
Ameriprise Financial, Inc.	1,037	127,945
Bank of New York Mellon Corp. (The)	6,300	243,999
BlackRock, Inc.	698	229,167
Franklin Resources, Inc.	2,183	119,214
Invesco Ltd. (c)	2,397	94,633
Legg Mason, Inc.	564	28,854
Northern Trust Corp.	1,231	83,745
State Street Corp.	2,347	172,763
T. Rowe Price Group Inc.	1,455	114,072
	1,275,502

Auto Parts & Equipment–0.34%

BorgWarner, Inc.	1,266	66,604
Delphi Automotive PLC (United Kingdom)	1,660	101,825
Johnson Controls, Inc.	3,680	161,920
	330,349

Automobile Manufacturers–0.57%

Ford Motor Co.	21,510	318,133
General Motors Co.	7,475	238,751
	556,884

Automotive Retail–0.26%

AutoNation, Inc. (b)	449	22,589
AutoZone, Inc. (b)	179	91,229
CarMax, Inc. (b)	1,214	56,390
O’Reilly Automotive, Inc. (b)	574	86,307
	256,515

Biotechnology–2.87%

Alexion Pharmaceuticals, Inc. (b)	1,095	181,573
Amgen Inc.	4,212	591,617

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Biogen Idec Inc. (b)	1,311	$433,692

Celgene Corp. (b)	4,438	420,634
Gilead Sciences, Inc. (b)	8,383	892,370
Regeneron Pharmaceuticals, Inc. (b)	408	147,092
Vertex Pharmaceuticals Inc. (b)	1,319	148,137
		2,815,115

Brewers–0.07%

Molson Coors Brewing Co. -Class B	879	65,433

Broadcasting–0.28%

CBS Corp. -Class B	2,700	144,450
Discovery Communications, Inc. -Class A (b)	819	30,958
Discovery Communications, Inc. -Class C (b)	1,514	56,442
Scripps Networks Interactive Inc. -Class A	574	44,824
		276,674

Building Products–0.07%

Allegion PLC	531	25,297
Masco Corp.	1,994	47,696
		72,993

Cable & Satellite–1.28%

Cablevision Systems Corp. -Class A	1,229	21,520
Comcast Corp. -Class A	14,353	771,904
DIRECTV (b)	2,784	240,872
Time Warner Cable Inc.	1,543	221,405
		1,255,701

Casinos & Gaming–0.09%

Wynn Resorts Ltd.	448	83,812

Coal & Consumable Fuels–0.05%

CONSOL Energy Inc.	1,300	49,218

Commodity Chemicals–0.26%

LyondellBasell Industries N.V. -Class A	2,357	256,112

Communications Equipment–1.65%

Cisco Systems, Inc.	28,281	711,833
F5 Networks, Inc. (b)	418	49,633
Harris Corp.	580	38,512
Juniper Networks, Inc.	2,226	49,306
Motorola Solutions, Inc.	1,223	77,392
QUALCOMM, Inc.	9,294	694,912
		1,621,588

Computer & Electronics Retail–0.08%

Best Buy Co., Inc.	1,608	54,013
GameStop Corp. -Class A	623	25,667
		79,680

Construction & Engineering–0.14%

Fluor Corp.	872	58,241
Jacobs Engineering Group, Inc. (b)	748	36,517
Quanta Services, Inc. (b)	1,206	43,766
		138,524

	Shares	Value

Construction Machinery & Heavy Trucks–0.62%

Caterpillar Inc.	3,481	$344,724
Cummins Inc.	947	124,985
Joy Global Inc.	561	30,597
PACCAR Inc.	1,965	111,759
		612,065

Construction Materials–0.09%

Martin Marietta Materials, Inc.	335	43,195
Vulcan Materials Co.	741	44,630
		87,825

Consumer Electronics–0.07%

Garmin Ltd.	672	34,937
Harman International Industries, Inc.	384	37,648
		72,585

Consumer Finance–0.92%

American Express Co.	4,990	436,825
Capital One Financial Corp.	3,112	254,001
Discover Financial Services	2,560	164,838
Navient Corp.	2,321	41,105
		896,769

Data Processing & Outsourced Services–1.75%

Alliance Data Systems Corp. (b)	304	75,474
Automatic Data Processing, Inc. (b)	2,671	194,850
Computer Sciences Corp.	802	49,049
Fidelity National Information Services, Inc.	1,594	89,742
Fiserv, Inc. (b)	1,380	89,196
MasterCard, Inc. -Class A	5,458	403,455
Paychex, Inc.	1,793	79,251
Total System Services, Inc.	938	29,041
Visa Inc. -Class A	2,729	582,287
Western Union Co. (The)	2,960	47,478
Xerox Corp.	6,016	79,592
		1,719,415

Department Stores–0.24%

Kohl’s Corp.	1,134	69,208
Macy’s, Inc.	1,957	113,858
Nordstrom, Inc.	790	54,013
		237,079

Distillers & Vintners–0.16%

Brown-Forman Corp. -Class B	875	78,943
Constellation Brands, Inc. -Class A (b)	934	81,407
		160,350

Distributors–0.08%

Genuine Parts Co.	850	74,553

Diversified Banks–5.06%

Bank of America Corp.	58,289	993,828
Citigroup Inc.	16,814	871,302
Comerica Inc.	1,006	50,159
JPMorgan Chase & Co.	20,860	1,256,606

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Diversified Banks–(continued)

U.S. Bancorp	9,993	$418,007
Wells Fargo & Co.	26,347	1,366,619
		4,956,521

Diversified Chemicals–0.82%

Dow Chemical Co. (The)	6,224	326,387
E. I. du Pont de Nemours and Co.	5,089	365,187
Eastman Chemical Co.	826	66,815
FMC Corp.	754	43,121
		801,510

Diversified Metals & Mining–0.19%

Freeport-McMoRan Inc.	5,739	187,378

Diversified REIT’s–0.10%

Vornado Realty Trust	965	96,461

Diversified Support Services–0.07%

Cintas Corp.	534	37,695
Iron Mountain Inc.	967	31,573
		69,268

Drug Retail–0.82%

CVS Health Corp.	6,422	511,127
Walgreen Co.	4,866	288,408
		799,535

Electric Utilities–1.68%

American Electric Power Co., Inc.	2,704	141,176
Duke Energy Corp.	3,919	293,024
Edison International	1,805	100,935
Entergy Corp.	993	76,789
Exelon Corp.	4,759	162,234
FirstEnergy Corp.	2,326	78,084
NextEra Energy, Inc.	2,416	226,814
Northeast Utilities	1,750	77,525
Pepco Holdings, Inc.	1,422	38,053
Pinnacle West Capital Corp.	625	34,150
PPL Corp.	3,682	120,917
Southern Co. (The)	4,966	216,766
Xcel Energy, Inc.	2,781	84,542
		1,651,009

Electrical Components & Equipment–0.57%

AMETEK, Inc.	1,358	68,185
Eaton Corp. PLC	2,641	167,360
Emerson Electric Co.	3,869	242,122
Rockwell Automation, Inc.	766	84,168
		561,835

Electronic Components–0.23%

Amphenol Corp. -Class A	870	86,878
Corning Inc.	7,119	137,682
		224,560

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	784	24,571

	Shares	Value

Electronic Manufacturing Services–0.15%

Jabil Circuit, Inc.	1,124	$22,671
TE Connectivity Ltd. (Switzerland)	2,264	125,177
		147,848

Environmental & Facilities Services–0.23%

Republic Services, Inc.	1,399	54,589
Stericycle, Inc. (b)	468	54,550
Waste Management, Inc.	2,397	113,929
		223,068

Fertilizers & Agricultural Chemicals–0.49%

CF Industries Holdings, Inc.	274	76,506
Monsanto Co.	2,904	326,729
Mosaic Co. (The)	1,765	78,384
		481,619

Food Distributors–0.13%

Sysco Corp.	3,239	122,920

Food Retail–0.27%

Kroger Co. (The)	2,710	140,920
Safeway Inc.	1,294	44,384
Whole Foods Market, Inc.	2,002	76,296
		261,600

Footwear–0.35%

NIKE, Inc. -Class B	3,899	347,791

Gas Utilities–0.04%

AGL Resources Inc.	674	34,603

General Merchandise Stores–0.44%

Dollar General Corp. (b)	1,680	102,665
Dollar Tree, Inc. (b)	1,145	64,200
Family Dollar Stores, Inc.	542	41,864
Target Corp.	3,510	220,007
		428,736

Gold–0.06%

Newmont Mining Corp.	2,725	62,811

Health Care Distributors–0.51%

AmerisourceBergen Corp.	1,181	91,291
Cardinal Health, Inc.	1,866	139,801
McKesson Corp.	1,283	249,762
Patterson Cos. Inc.	466	19,306
		500,160

Health Care Equipment–1.99%

Abbott Laboratories	8,325	346,237
Baxter International Inc.	3,006	215,740
Becton, Dickinson and Co.	1,070	121,777
Boston Scientific Corp. (b)	7,309	86,319
C.R. Bard, Inc.	412	58,796
CareFusion Corp. (b)	1,124	50,861
Covidien PLC	2,498	216,102
Edwards Lifesciences Corp. (b)	592	60,473

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Equipment–(continued)

Intuitive Surgical, Inc. (b)	201	$92,826
Medtronic, Inc.	5,431	336,450
St. Jude Medical, Inc.	1,574	94,645
Stryker Corp.	1,657	133,803
Varian Medical Systems, Inc. (b)	584	46,790
Zimmer Holdings, Inc.	929	93,411
		1,954,230

Health Care Facilities–0.09%

Tenet Healthcare Corp. (b)	548	32,546
Universal Health Services, Inc. -Class B	504	52,668
		85,214

Health Care REIT’s–0.32%

HCP, Inc.	2,539	100,824
Health Care REIT, Inc.	1,796	112,017
Ventas, Inc.	1,630	100,978
		313,819

Health Care Services–0.47%

DaVita HealthCare Partners Inc. (b)	951	69,556
Express Scripts Holding Co. (b)	4,133	291,914
Laboratory Corp. of America Holdings (b)	469	47,721
Quest Diagnostics Inc.	799	48,483
		457,674

Health Care Supplies–0.04%

DENTSPLY International Inc.	805	36,708

Health Care Technology–0.10%

Cerner Corp. (b)	1,682	100,197

Home Entertainment Software–0.06%

Electronic Arts Inc. (b)	1,742	62,033

Home Furnishings–0.08%

Leggett & Platt, Inc.	788	27,517
Mohawk Industries, Inc. (b)	343	46,243
		73,760

Home Improvement Retail–0.99%

Home Depot, Inc. (The)	7,463	684,656
Lowe’s Cos., Inc.	5,473	289,631
		974,287

Homebuilding–0.11%

D.R. Horton, Inc.	1,803	36,998
Lennar Corp. -Class A	997	38,713
PulteGroup Inc.	1,894	33,448
		109,159

Homefurnishing Retail–0.08%

Bed Bath & Beyond Inc. (b)	1,129	74,322

Hotel and Resort REIT’s–0.09%

Host Hotels & Resorts Inc.	4,187	89,309

	Shares	Value

Hotels, Resorts & Cruise Lines–0.34%

Carnival Corp.	2,497	$100,305
Marriott International Inc. -Class A	1,216	84,998
Starwood Hotels & Resorts Worldwide, Inc.	1,063	88,452
Wyndham Worldwide Corp.	704	57,207
		330,962

Household Appliances–0.06%

Whirlpool Corp.	429	62,484

Household Products–1.90%

Clorox Co. (The)	722	69,341
Colgate-Palmolive Co.	4,760	310,447
Kimberly-Clark Corp.	2,072	222,885
Procter & Gamble Co. (The)	15,016	1,257,440
		1,860,113

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	1,532	52,716

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	780	38,220

Hypermarkets & Super Centers–0.99%

Costco Wholesale Corp.	2,428	304,277
Wal-Mart Stores, Inc.	8,756	669,571
		973,848

Independent Power Producers & Energy Traders–0.11%

AES Corp. (The)	3,738	53,005
NRG Energy, Inc.	1,896	57,790
		110,795

Industrial Conglomerates–2.32%

3M Co.	3,592	508,915
Danaher Corp.	3,380	256,812
General Electric Co. (d)	55,685	1,426,650
Roper Industries, Inc.	552	80,752
		2,273,129

Industrial Gases–0.40%

Air Products and Chemicals, Inc.	1,062	138,251
Airgas, Inc.	369	40,830
Praxair, Inc.	1,622	209,238
		388,319

Industrial Machinery–0.76%

Dover Corp.	921	73,984
Flowserve Corp.	760	53,595
Illinois Tool Works Inc.	2,022	170,697
Ingersoll-Rand PLC	1,490	83,976
Pall Corp.	591	49,467
Parker Hannifin Corp.	824	94,060
Pentair PLC (United Kingdom)	1,067	69,878
Snap-on Inc.	326	39,472
Stanley Black & Decker Inc.	864	76,715
Xylem, Inc.	1,017	36,093
		747,937

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial REIT’s–0.11%

Prologis, Inc.	2,769	$104,391

Insurance Brokers–0.30%

Aon PLC	1,609	141,061
Marsh & McLennan Cos., Inc.	3,017	157,910
		298,971

Integrated Oil & Gas–4.12%

Chevron Corp.	10,531	1,256,559
Exxon Mobil Corp.	23,652	2,224,471
Hess Corp.	1,449	136,670
Occidental Petroleum Corp.	4,323	415,656
		4,033,356

Integrated Telecommunication Services–2.41%

AT&T Inc.	28,768	1,013,784
CenturyLink Inc.	3,174	129,785
Frontier Communications Corp.	5,555	36,163
Verizon Communications Inc.	22,989	1,149,220
Windstream Holdings Inc.	3,364	36,264
		2,365,216

Internet Retail–1.29%

Amazon.com, Inc. (b)	2,100	677,124
Expedia, Inc.	549	48,103
Netflix Inc. (b)	331	149,341
Priceline Group Inc. (The) (b)	289	334,830
TripAdvisor Inc. (b)	615	56,223
		1,265,621

Internet Software & Services–3.42%

Akamai Technologies, Inc. (b)	985	58,903
eBay Inc. (b)	6,263	354,674
Facebook Inc. -Class A (b)	10,814	854,738
Google Inc. -Class A (b)	1,574	926,157
Google Inc. -Class C (b)	1,574	908,765
VeriSign, Inc. (b)	623	34,340
Yahoo! Inc. (b)	5,129	209,007
		3,346,584

Investment Banking & Brokerage–0.95%

Charles Schwab Corp. (The)	6,360	186,920
E*TRADE Financial Corp. (b)	1,617	36,528
Goldman Sachs Group, Inc. (The)	2,271	416,888
Morgan Stanley	8,492	293,568
		933,904

IT Consulting & Other Services–1.48%

Accenture PLC -Class A	3,508	285,271
Cognizant Technology Solutions Corp. -Class A (b)	3,371	150,920
International Business Machines Corp.	5,144	976,485
Teradata Corp. (b)	858	35,967
		1,448,643

Leisure Products–0.09%

Hasbro, Inc.	639	35,142

	Shares	Value

Leisure Products–(continued)

Mattel, Inc.	1,879	$57,591
		92,733

Life & Health Insurance–0.97%

Aflac, Inc.	2,516	146,557
Lincoln National Corp.	1,461	78,280
MetLife, Inc.	6,238	335,105
Principal Financial Group, Inc.	1,515	79,492
Prudential Financial, Inc.	2,560	225,126
Torchmark Corp.	740	38,754
Unum Group	1,425	48,992
		952,306

Life Sciences Tools & Services–0.46%

Agilent Technologies, Inc.	1,846	105,185
PerkinElmer, Inc.	626	27,293
Thermo Fisher Scientific, Inc.	2,210	268,957
Waters Corp. (b)	464	45,992
		447,427

Managed Health Care–1.07%

Aetna Inc.	1,965	159,165
Cigna Corp.	1,462	132,589
Humana Inc.	857	111,658
UnitedHealth Group Inc.	5,387	464,629
WellPoint, Inc.	1,520	181,822
		1,049,863

Metal & Glass Containers–0.07%

Ball Corp.	771	48,781
Owens-Illinois, Inc. (b)	935	24,357
		73,138

Motorcycle Manufacturers–0.07%

Harley-Davidson, Inc.	1,209	70,364

Movies & Entertainment–1.69%

Time Warner Inc.	4,740	356,496
Twenty-First Century Fox, Inc. -Class A	10,445	358,159
Viacom Inc. -Class B	2,110	162,343
Walt Disney Co. (The)	8,757	779,636
		1,656,634

Multi-Line Insurance–0.67%

American International Group, Inc.	7,913	427,460
Assurant, Inc.	402	25,849
Genworth Financial Inc. -Class A (b)	2,726	35,710
Hartford Financial Services Group, Inc. (The)	2,491	92,790
Loews Corp.	1,691	70,447
		652,256

Multi-Sector Holdings–1.47%

Berkshire Hathaway Inc. -Class B (b)	10,110	1,396,595
Leucadia National Corp.	1,782	42,483
		1,439,078

Multi-Utilities–1.14%

Ameren Corp.	1,344	51,516

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Multi-Utilities–(continued)

CenterPoint Energy, Inc.	2,381	$58,263
CMS Energy Corp.	1,514	44,905
Consolidated Edison, Inc.	1,622	91,903
Dominion Resources, Inc.	3,223	222,677
DTE Energy Co.	980	74,558
Integrys Energy Group, Inc.	453	29,363
NiSource Inc.	1,744	71,469
PG&E Corp.	2,613	117,690
Public Service Enterprise Group Inc.	2,803	104,384
SCANA Corp.	801	39,738
Sempra Energy	1,280	134,886
TECO Energy, Inc.	1,311	22,785
Wisconsin Energy Corp.	1,249	53,707
		1,117,844

Office REIT’s–0.10%

Boston Properties, Inc.	847	98,049

Office Services & Supplies–0.03%

Pitney Bowes Inc.	1,122	28,039

Oil & Gas Drilling–0.26%

Diamond Offshore Drilling, Inc.	390	13,365
Ensco PLC -Class A	1,294	53,455
Helmerich & Payne, Inc.	598	58,526
Nabors Industries Ltd.	1,603	36,484
Noble Corp. PLC	1,429	31,753
Transocean Ltd.	1,885	60,264
		253,847

Oil & Gas Equipment & Services–1.55%

Baker Hughes Inc.	2,415	157,120
Cameron International Corp. (b)	1,130	75,009
FMC Technologies, Inc. (b)	1,302	70,712
Halliburton Co.	4,716	304,229
National Oilwell Varco Inc.	2,377	180,890
Schlumberger Ltd.	7,189	731,049
		1,519,009

Oil & Gas Exploration & Production–2.48%

Anadarko Petroleum Corp.	2,798	283,829
Apache Corp.	2,120	199,005
Cabot Oil & Gas Corp.	2,312	75,579
Chesapeake Energy Corp.	2,905	66,786
Cimarex Energy Co.	481	60,861
ConocoPhillips	6,818	521,713
Denbury Resources Inc.	1,950	29,309
Devon Energy Corp.	2,124	144,814
EOG Resources, Inc.	3,028	299,833
EQT Corp.	840	76,894
Marathon Oil Corp.	3,746	140,812
Murphy Oil Corp.	924	52,585
Newfield Exploration Co. (b)	754	27,951
Noble Energy, Inc.	1,990	136,036
Pioneer Natural Resources Co.	791	155,803
QEP Resources Inc.	917	28,225
Range Resources Corp.	933	63,267

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co. (b)	1,956	$68,362
		2,431,664

Oil & Gas Refining & Marketing–0.58%

Marathon Petroleum Corp.	1,570	132,932
Phillips 66	3,098	251,898
Tesoro Corp.	726	44,272
Valero Energy Corp.	2,927	135,432
		564,534

Oil & Gas Storage & Transportation–0.58%

Kinder Morgan Inc.	3,647	139,826
ONEOK, Inc.	1,151	75,448
Spectra Energy Corp.	3,716	145,890
Williams Cos., Inc. (The)	3,729	206,400
		567,564

Packaged Foods & Meats–1.40%

Campbell Soup Co.	990	42,303
ConAgra Foods, Inc.	2,333	77,082
General Mills, Inc.	3,405	171,782
Hershey Co. (The)	826	78,825
Hormel Foods Corp.	764	39,262
JM Smucker Co. (The)	573	56,721
Kellogg Co.	1,412	86,979
Keurig Green Mountain Inc.	674	87,708
Kraft Foods Group, Inc.	3,299	186,064
McCormick & Co., Inc.	722	48,302
Mead Johnson Nutrition Co.	1,119	107,670
Mondelez International Inc. -Class A	9,375	321,234
Tyson Foods, Inc. -Class A	1,629	64,134
		1,368,066

Paper Packaging–0.13%

Avery Dennison Corp.	526	23,486
Bemis Co., Inc.	558	21,215
MeadWestvaco Corp.	929	38,033
Sealed Air Corp.	1,176	41,019
		123,753

Paper Products–0.12%

International Paper Co.	2,367	113,001

Personal Products–0.13%

Avon Products, Inc.	2,409	30,354
Estee Lauder Cos. Inc. (The) -Class A	1,246	93,101
		123,455

Pharmaceuticals–6.17%

AbbVie Inc.	8,813	509,039
Actavis PLC (b)	1,465	353,475
Allergan, Inc.	1,648	293,657
Bristol-Myers Squibb Co.	9,185	470,088
Eli Lilly and Co.	5,460	354,081
Hospira, Inc. (b)	944	49,116
Johnson & Johnson	15,641	1,667,174
Mallinckrodt PLC (b)	637	57,426

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–(continued)

Merck & Co., Inc.	15,998	$948,362
Mylan Inc. (b)	2,070	94,164
Perrigo Co. PLC	740	111,141
Pfizer Inc.	35,167	1,039,888
Zoetis Inc.	2,776	102,573
		6,050,184

Property & Casualty Insurance–0.82%

ACE Ltd.	1,871	196,212
Allstate Corp. (The)	2,404	147,533
Chubb Corp. (The)	1,332	121,319
Cincinnati Financial Corp.	835	39,287
Progressive Corp. (The)	2,992	75,638
Travelers Cos., Inc. (The)	1,879	176,513
XL Group PLC	1,471	48,793
		805,295

Publishing–0.08%

Gannett Co., Inc.	1,256	37,266
News Corp. -Class A (b)	2,750	44,962
		82,228

Railroads–1.00%

CSX Corp.	5,566	178,446
Kansas City Southern	610	73,932
Norfolk Southern Corp.	1,715	191,394
Union Pacific Corp.	4,976	539,498
		983,270

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	1,567	46,603

Regional Banks–0.94%

BB&T Corp.	3,981	148,133
Fifth Third Bancorp	4,612	92,332
Huntington Bancshares Inc.	4,572	44,486
KeyCorp	4,828	64,357
M&T Bank Corp.	727	89,632
PNC Financial Services Group, Inc. (The)	2,997	256,483
Regions Financial Corp.	7,643	76,736
SunTrust Banks, Inc.	2,952	112,264
Zions Bancorp.	1,149	33,390
		917,813

Research & Consulting Services–0.15%

Dun & Bradstreet Corp. (The)	200	23,494
Equifax Inc.	685	51,197
Nielsen N.V.	1,679	74,430
		149,121

Residential REIT’s–0.32%

Apartment Investment & Management Co. -Class A	829	26,379
AvalonBay Communities, Inc.	726	102,344
Equity Residential	2,005	123,468
Essex Property Trust, Inc.	351	62,741
		314,932

	Shares	Value

Restaurants–1.18%

Chipotle Mexican Grill, Inc. (b)	171	$113,987
Darden Restaurants, Inc.	745	38,338
McDonald’s Corp.	5,445	516,240
Starbucks Corp.	4,172	314,819
Yum! Brands, Inc.	2,445	175,991
		1,159,375

Retail REIT’s–0.47%

General Growth Properties, Inc.	3,479	81,930
Kimco Realty Corp.	2,247	49,232
Macerich Co. (The)	778	49,660
Simon Property Group, Inc.	1,721	282,967
		463,789

Security & Alarm Services–0.15%

ADT Corp. (The)	964	34,184
Tyco International Ltd.	2,455	109,419
		143,603

Semiconductor Equipment–0.29%

Applied Materials, Inc.	6,745	145,759
KLA-Tencor Corp.	918	72,320
Lam Research Corp.	897	67,006
		285,085

Semiconductors–2.13%

Altera Corp.	1,712	61,255
Analog Devices, Inc.	1,740	86,113
Avago Technologies Ltd. (Singapore)	1,394	121,278
Broadcom Corp. -Class A	2,978	120,371
First Solar, Inc. (b)	415	27,311
Intel Corp.	27,459	956,122
Linear Technology Corp.	1,310	58,151
Microchip Technology Inc.	1,130	53,370
Micron Technology, Inc. (b)	5,918	202,751
NVIDIA Corp.	2,854	52,656
Texas Instruments Inc.	5,920	282,325
Xilinx, Inc.	1,489	63,059
		2,084,762

Soft Drinks–1.95%

Coca-Cola Co. (The)	21,892	933,913
Coca-Cola Enterprises, Inc.	1,251	55,494
Dr Pepper Snapple Group, Inc.	1,087	69,905
Monster Beverage Corp. (b)	796	72,969
PepsiCo, Inc.	8,356	777,860
		1,910,141

Specialized Consumer Services–0.05%

H&R Block, Inc.	1,541	47,786

Specialized Finance–0.53%

CME Group Inc. -Class A	1,748	139,761
Intercontinental Exchange, Inc.	628	122,491
McGraw Hill Financial, Inc.	1,507	127,266
Moody’s Corp.	1,041	98,375
NASDAQ OMX Group, Inc. (The)	651	27,616
		515,509

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialized REIT’s–0.63%

American Tower Corp.	2,192	$205,237
Crown Castle International Corp.	1,849	148,900
Plum Creek Timber Co., Inc.	995	38,815
Public Storage	802	133,004
Weyerhaeuser Co.	2,917	92,935
		618,891

Specialty Chemicals–0.57%

Ecolab Inc.	1,496	171,786
International Flavors & Fragrances Inc.	456	43,721
PPG Industries, Inc.	765	150,506
Sherwin-Williams Co. (The)	460	100,735
Sigma-Aldrich Corp.	657	89,359
		556,107

Specialty Stores–0.19%

PetSmart, Inc.	548	38,409
Staples, Inc.	3,562	43,100
Tiffany & Co.	625	60,194
Tractor Supply Co.	766	47,117
		188,820

Steel–0.12%

Allegheny Technologies, Inc.	612	22,705
Nucor Corp.	1,764	95,750
		118,455

Systems Software–3.07%

CA, Inc.	1,766	49,342
Microsoft Corp.	45,700	2,118,652
Oracle Corp.	18,036	690,418
Red Hat, Inc. (b)	1,048	58,845
Symantec Corp.	3,822	89,856
		3,007,113

Technology Hardware, Storage & Peripherals–4.56%

Apple Inc.	33,209	3,345,807
EMC Corp.	11,247	329,087
Hewlett-Packard Co.	10,372	367,895
NetApp, Inc.	1,769	75,996
SanDisk Corp.	1,253	122,731
Seagate Technology PLC	1,809	103,602
Western Digital Corp.	1,219	118,633
		4,463,751

Thrifts & Mortgage Finance–0.05%

Hudson City Bancorp, Inc.	2,625	25,515
People’s United Financial Inc.	1,687	24,411
		49,926

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	1,564	35,323

Tobacco–1.48%

Altria Group, Inc.	11,010	505,800
Lorillard, Inc.	2,008	120,299
Philip Morris International Inc.	8,663	722,494

	Shares	Value

Tobacco–(continued)

Reynolds American Inc.	1,723	$101,657
		1,450,250

Trading Companies & Distributors–0.22%

Fastenal Co.	1,512	67,889
United Rentals, Inc. (b)	530	58,883
W.W. Grainger, Inc.	336	84,554
		211,326

Trucking–0.03%

Ryder System, Inc.	293	26,361
Total Common Stocks & Other Equity Interests (Cost $38,252,429)		97,130,693

Money Market Funds–0.97%

Liquid Assets Portfolio – Institutional Class (e)	473,214	473,214
Premier Portfolio – Institutional Class (e)	473,214	473,214
Total Money Market Funds (Cost $946,428)		946,428
TOTAL INVESTMENTS–100.09% (Cost $39,198,857)		98,077,121
OTHER ASSETS LESS LIABILITIES–(0.09)%		(86,628)
NET ASSETS–100.00%		$97,990,493

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$98,077,121	$--	$--	$98,077,121
Futures Contracts*	(12,895)	--	--	(12,895)
Total Investments	$98,064,226	$--	$--	$98,064,226

*Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index	Long	10	December-2014	$982,750	$(12,895)

NOTE 4 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the nine months ended September 30, 2014.

	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 09/30/14	Dividend Income

Invesco Ltd	$101,410	$--	$(13,827)	$3,237	$3,813	$94,633	$1,846

Invesco V.I. S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $2,563,175 and $15,563,434, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,260,509
Aggregate unrealized (depreciation) of investment securities	(555,798)
Net unrealized appreciation of investment securities	$54,704,711
Cost of investments for tax purposes is $43,372,410.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VISCE-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.20%

Apparel Retail–0.96%

ANN Inc. (b)	78,595	$ 3,232,612

Apparel, Accessories & Luxury Goods–1.05%

Columbia Sportswear Co.	98,762	3,533,704

Application Software–4.00%

Bottomline Technologies (de), Inc. (b)	104,946	2,895,460
Cadence Design Systems, Inc. (b)	210,934	3,630,174
MicroStrategy Inc. -Class A (b)	26,201	3,428,139
SS&C Technologies Holdings, Inc. (b)	79,122	3,472,665
		13,426,438

Asset Management & Custody Banks–2.11%

Artisan Partners Asset Management, Inc. -Class A	58,981	3,069,961
Janus Capital Group Inc.	275,124	4,000,303
		7,070,264

Automobile Manufacturers–0.98%

Thor Industries, Inc.	63,880	3,289,820

Automotive Retail–1.01%

Penske Automotive Group, Inc.	83,190	3,376,682

Biotechnology–0.91%

Cubist Pharmaceuticals, Inc. (b)	46,028	3,053,498

Broadcasting–0.78%

Nexstar Broadcasting Group, Inc. -Class A (c)	65,098	2,631,261

Building Products–2.44%

Apogee Enterprises, Inc.	100,382	3,995,204
Trex Co., Inc. (b)	121,320	4,194,032
		8,189,236

Communications Equipment–1.69%

ARRIS Group Inc. (b)	123,447	3,500,340
Finisar Corp. (b)(c)	131,204	2,181,922
		5,682,262

Construction & Engineering–2.01%

Dycom Industries, Inc. (b)	110,752	3,401,194
Primoris Services Corp.	125,084	3,357,255
		6,758,449

Construction Materials–1.33%

Eagle Materials Inc.	43,717	4,451,702

Data Processing & Outsourced Services–1.07%

Jack Henry & Associates, Inc.	64,281	3,577,881

	Shares	Value

Diversified Chemicals–0.77%

FMC Corp.	45,244	$ 2,587,504

Diversified REIT’s–0.99%

Cousins Properties, Inc.	277,300	3,313,735

Electrical Components & Equipment–1.18%

EnerSys	67,264	3,944,361

Electronic Components–0.87%

Belden Inc.	45,468	2,910,861

Electronic Equipment & Instruments–1.52%

Coherent, Inc. (b)	47,415	2,909,859
FEI Co.	28,865	2,176,998
		5,086,857

Electronic Manufacturing Services–0.94%

Sanmina Corp. (b)	150,750	3,144,645

Environmental & Facilities Services–2.10%

Team, Inc. (b)	81,726	3,098,233
Waste Connections, Inc.	81,360	3,947,587
		7,045,820

Food Distributors–0.77%

United Natural Foods, Inc. (b)	41,834	2,571,118

Gas Utilities–1.16%

UGI Corp.	114,303	3,896,589

Health Care Distributors–0.92%

PharMerica Corp. (b)	126,054	3,079,499

Health Care Equipment–1.86%

Globus Medical, Inc. -Class A (b)	148,033	2,911,809
Wright Medical Group, Inc. (b)	109,420	3,315,426
		6,227,235

Health Care Facilities–3.09%

Community Health Systems Inc. (b)	59,746	3,273,483
Kindred Healthcare, Inc.	144,698	2,807,141
LifePoint Hospitals, Inc. (b)	61,961	4,287,082
		10,367,706

Health Care Services–1.72%

Premier Inc. -Class A (b)	66,070	2,171,060
Team Health Holdings, Inc. (b)	62,027	3,596,946
		5,768,006

Health Care Supplies–1.84%

Alere, Inc. (b)	102,412	3,971,538
Haemonetics Corp. (b)	62,660	2,188,087
		6,159,625

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Health Care Technology–0.91%

HMS Holdings Corp. (b)	162,388	$3,061,014

Home Furnishings–0.72%

La-Z-Boy Inc.	122,596	2,426,175

Homebuilding–0.85%

Beazer Homes USA, Inc. (b)	170,032	2,853,137

Homefurnishing Retail–0.44%

Pier 1 Imports, Inc.	123,269	1,465,668

Hotel and Resort REIT’s–1.15%

LaSalle Hotel Properties	112,588	3,855,013

Industrial Machinery–2.79%

Albany International Corp. -Class A	99,436	3,384,801
TriMas Corp. (b)	96,463	2,346,945
Watts Water Technologies, Inc. -Class A	62,072	3,615,694
		9,347,440

Internet Software & Services–1.73%

Conversant, Inc. (b)	133,115	4,559,189
SciQuest, Inc. (b)	82,591	1,242,168
		5,801,357

Investment Banking & Brokerage–2.12%

E*TRADE Financial Corp. (b)	181,292	4,095,386
Evercore Partners Inc. -Class A	63,931	3,004,757
		7,100,143

IT Consulting & Other Services–1.04%

CACI International Inc. -Class A (b)	48,858	3,482,110

Life & Health Insurance–1.00%

StanCorp Financial Group, Inc.	52,945	3,345,065

Life Sciences Tools & Services–3.28%

Charles River Laboratories International, Inc. (b)	57,189	3,416,471
ICON PLC (Ireland)(b)	69,023	3,950,186
Techne Corp.	38,716	3,621,882
		10,988,539

Multi-Line Insurance–1.06%

American Financial Group, Inc.	61,611	3,566,661

Office Services & Supplies–0.91%

Interface, Inc.	189,078	3,051,719

Oil & Gas Drilling–1.03%

Precision Drilling Corp. (Canada)	320,985	3,463,428

Oil & Gas Equipment & Services–2.85%

Dresser-Rand Group, Inc. (b)	42,531	3,498,600
Forum Energy Technologies Inc. (b)	103,631	3,172,145
Helix Energy Solutions Group Inc. (b)	130,592	2,880,860
		9,551,605

	Shares	Value

Oil & Gas Exploration & Production–1.75%

Rosetta Resources, Inc. (b)	53,510	$2,384,406
Ultra Petroleum Corp. (b)(c)	150,511	3,500,886
		5,885,292

Oil & Gas Storage & Transportation–2.15%

Scorpio Tankers Inc. (Monaco)	379,936	3,157,268
SemGroup Corp. -Class A	48,542	4,042,093
		7,199,361

Packaged Foods & Meats–0.84%

TreeHouse Foods, Inc. (b)	35,098	2,825,389

Paper Packaging–1.72%

Graphic Packaging Holding Co. (b)	465,038	5,780,422

Pharmaceuticals–1.97%

Endo International PLC (b)	48,232	3,296,175
Impax Laboratories, Inc. (b)	139,635	3,310,746
		6,606,921

Real Estate Services–2.19%

Jones Lang LaSalle Inc.	31,743	4,010,410
Kennedy-Wilson Holdings Inc.	139,558	3,343,810
		7,354,220

Regional Banks–6.56%

BancorpSouth, Inc.	66,342	1,336,128
CVB Financial Corp.	221,112	3,172,957
East West Bancorp, Inc.	101,480	3,450,320
Glacier Bancorp, Inc.	134,435	3,476,489
IBERIABANK Corp.	53,467	3,342,222
PacWest Bancorp	88,920	3,666,172
Western Alliance Bancorp (b)	148,462	3,548,242
		21,992,530

Restaurants–3.64%

Cracker Barrel Old Country Store, Inc.	30,586	3,156,169
Papa John’s International, Inc.	85,930	3,436,341
Red Robin Gourmet Burgers Inc. (b)	52,849	3,007,108
Sonic Corp. (b)	116,444	2,603,688
		12,203,306

Semiconductor Equipment–1.62%

Entegris Inc. (b)	266,371	3,063,266
Veeco Instruments Inc. (b)	67,870	2,372,057
		5,435,323

Semiconductors–3.96%

Fairchild Semiconductor International, Inc. (b)	180,359	2,800,975
Integrated Device Technology, Inc. (b)	245,307	3,912,647
Intersil Corp. -Class A	240,148	3,412,503
Power Integrations, Inc.	58,412	3,148,991
		13,275,116

Specialized REIT’s–0.94%

Geo Group Inc. (The)	82,885	3,167,865

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Specialty Chemicals–1.13%

Minerals Technologies Inc.	61,734	$3,809,605

Specialty Stores–0.72%

GNC Holdings, Inc. -Class A	62,053	2,403,933

Steel–0.97%

Haynes International, Inc.	70,475	3,241,145

Technology Distributors–1.01%

Tech Data Corp. (b)	57,877	3,406,640

Technology Hardware, Storage & Peripherals–1.30%

Cray, Inc. (b)	166,517	4,369,406

Trading Companies & Distributors–0.66%

MRC Global Inc. (b)	95,507	2,227,223

Trucking–5.12%

Celadon Group, Inc.	157,489	3,063,161
Heartland Express, Inc.	171,409	4,106,960
Landstar System, Inc.	59,876	4,322,448
Old Dominion Freight Line, Inc. (b)	80,272	5,670,414
		17,162,983
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.20% (Cost $273,668,497)		336,083,124

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.95%

Liquid Assets Portfolio-Institutional Class (Cost $6,532,920)(d)(e)	6,532,920	6,532,920
TOTAL INVESTMENTS–102.15% (Cost $280,201,417)		342,616,044
OTHER ASSETS LESS LIABILITIES–(2.15)%		(7,196,105)
NET ASSETS–100.00%		$335,419,939

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$6,216,448	$(6,216,448)	$--

            *Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax

Invesco V.I. Small Cap Equity Fund

E.	Foreign Currency Translations – (continued)

withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Small Cap Equity Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $128,279,064 and $164,440,831, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$76,663,842
Aggregate unrealized (depreciation) of investment securities	(14,933,328)
Net unrealized appreciation of investment securities	$61,730,514
Cost of investments for tax purposes is $280,885,530.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	I-VITEC-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.09%

Application Software–6.31%

Aspen Technology, Inc. (b)	23,424	$ 883,553
Monitise PLC (United Kingdom)(b)(c)	3,406,588	1,670,635
salesforce.com, inc. (b)	71,394	4,107,297
		6,661,485

Biotechnology–13.00%

Alkermes PLC (b)	29,083	1,246,788
Amgen Inc.	15,380	2,160,275
Biogen Idec Inc. (b)	6,226	2,059,623
Celgene Corp. (b)	29,320	2,778,950
Gilead Sciences, Inc. (b)	51,580	5,490,691
		13,736,327

Cable & Satellite–3.25%

DISH Network Corp. -Class A (b)	53,217	3,436,754

Communications Equipment–8.95%

ARRIS Group Inc. (b)	86,718	2,458,889
F5 Networks, Inc. (b)	17,854	2,119,984
Palo Alto Networks, Inc. (b)	20,146	1,976,322
QUALCOMM, Inc.	38,766	2,898,534
		9,453,729

Consumer Electronics–1.87%

Harman International Industries, Inc.	20,120	1,972,565

Data Processing & Outsourced Services–8.42%

Alliance Data Systems Corp. (b)	11,904	2,955,406
MasterCard, Inc. -Class A	54,213	4,007,425
Visa Inc. -Class A	9,034	1,927,585
		8,890,416

Health Care Technology–1.12%

IMS Health Holdings, Inc. (b)	45,267	1,185,543

Home Entertainment Software–1.24%

Activision Blizzard, Inc.	62,900	1,307,691

Internet Retail–4.09%

Amazon.com, Inc. (b)	5,138	1,656,697
Priceline Group Inc. (The) (b)	2,298	2,662,417
		4,319,114

Internet Software & Services–18.59%

Alibaba Group Holding Ltd. -ADR (China)(b)	14,263	1,267,268
Facebook Inc. -Class A (b)	84,753	6,698,877
Google Inc. -Class A (b)	6,629	3,900,570
Google Inc. -Class C (b)	6,629	3,827,319

	Shares	Value

Internet Software & Services–(continued)

Yelp Inc. (b)	57,712	$3,938,844
		19,632,878

Life Sciences Tools & Services–1.84%

Thermo Fisher Scientific, Inc.	15,929	1,938,559

Pharmaceuticals–3.26%

Actavis PLC (b)	8,751	2,111,441
Bristol-Myers Squibb Co.	26,086	1,335,082
		3,446,523

Semiconductor Equipment–0.98%

Applied Materials, Inc.	47,658	1,029,889

Semiconductors–12.45%

ARM Holdings PLC -ADR (United Kingdom)	11,768	514,144
Avago Technologies Ltd. (Singapore)	36,743	3,196,641
Lattice Semiconductor Corp. (b)	106,559	799,192
Micron Technology, Inc. (b)	68,629	2,351,230
NXP Semiconductors N.V. (Netherlands)(b)	49,981	3,420,200
Skyworks Solutions, Inc.	30,006	1,741,848
Texas Instruments Inc.	23,709	1,130,682
		13,153,937

Systems Software–3.70%

ServiceNow, Inc. (b)	23,673	1,391,499
VMware, Inc. -Class A (b)	26,837	2,518,384
		3,909,883

Technology Hardware, Storage & Peripherals–6.58%

Apple Inc.	61,717	6,217,988
Cray, Inc. (b)	27,899	732,070
		6,950,058

Wireless Telecommunication Services–3.44%

Sprint Corp. (b)	573,525	3,636,148
Total Common Stocks & Other Equity Interests (Cost $74,711,961)		104,661,499

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Money Market Funds–0.55%

Liquid Assets Portfolio – Institutional Class (d)	292,056	$ 292,056
Premier Portfolio – Institutional Class (d)	292,056	292,056
Total Money Market Funds (Cost $584,112)		584,112
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.64% (Cost $75,296,073)		105,245,611

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.31%

Liquid Assets Portfolio - Institutional Class (Cost $1,381,886)(d)(e)	1,381,886	1,381,886
TOTAL INVESTMENTS–100.95% (Cost $76,677,959)		106,627,497
OTHER ASSETS LESS LIABILITIES–(0.95)%		(999,313)
NET ASSETS–100.00%		$ 105,628,184

Investment Abbreviations:

ADR         —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$1,232,135	$(1,232,135)	$--
* Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco V.I. Technology Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of September 30, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $63,369,233 and $70,930,749, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$35,378,914

Aggregate unrealized (depreciation) of investment securities	(3,363,107)

Net unrealized appreciation of investment securities	$32,015,807

Cost of investments for tax purposes is $74,611,690.

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2014

invesco.com/us	VK-VIVOPP-QTR-1	9/14	Invesco Advisers, Inc.

Schedule of Investments(a)

September 30, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.09%

Advertising–2.69%

Omnicom Group Inc.	84,718	$ 5,833,682

Air Freight & Logistics–1.56%

UTi Worldwide, Inc. (b)	318,515	3,385,814

Application Software–1.22%

Synopsys, Inc. (b)	66,646	2,645,513

Automobile Manufacturers–1.59%

Nissan Motor Co., Ltd. (Japan)(c)	353,100	3,441,815

Cable & Satellite–2.37%

Time Warner Cable Inc.	35,892	5,150,143

Coal & Consumable Fuels–1.33%

Peabody Energy Corp.	233,810	2,894,568

Communications Equipment–1.49%

Cisco Systems, Inc.	128,236	3,227,700

Consumer Finance–1.89%

Synchrony Financial (b)	167,400	4,109,670

Department Stores–3.93%

Macy’s, Inc.	92,228	5,365,825
Nordstrom, Inc.	46,269	3,163,412
		8,529,237

Diversified Banks–20.44%

Bank of America Corp.	336,177	5,731,818
Citigroup Inc.	142,439	7,381,189
Comerica Inc.	59,540	2,968,664
JPMorgan Chase & Co.	248,157	14,948,978
U.S. Bancorp	73,881	3,090,442
Wells Fargo & Co.	196,833	10,209,728
		44,330,819

Diversified Metals & Mining–1.22%

Teck Resources Ltd. -Class B (Canada)	140,366	2,651,514

Electronic Components–1.16%

Corning Inc.	129,970	2,513,620

Food Retail–1.48%

Kroger Co. (The)	61,561	3,201,172

General Merchandise Stores–1.29%

Target Corp.	44,536	2,791,516

Household Products–1.37%

Procter & Gamble Co. (The)	35,596	2,980,809

	Shares	Value

Industrial Conglomerates–2.07%

General Electric Co.	175,295	$ 4,491,058

Integrated Oil & Gas–14.41%

Chevron Corp.	61,841	7,378,868
Exxon Mobil Corp.	29,043	2,731,494
Petroleo Brasileiro S.A. -ADR (Brazil)	402,482	5,711,220
Royal Dutch Shell PLC -Class A -ADR (United Kingdom)	124,461	9,475,216
Total S.A. -ADR (France)	92,489	5,960,916
		31,257,714

Integrated Telecommunication Services–1.06%

Verizon Communications Inc.	46,162	2,307,638

Investment Banking & Brokerage–4.19%

Goldman Sachs Group, Inc. (The)	20,300	3,726,471
Morgan Stanley	155,026	5,359,249
		9,085,720

Life & Health Insurance–6.08%

Aflac, Inc.	50,566	2,945,469
MetLife, Inc.	86,485	4,645,974
Unum Group	162,620	5,590,876
		13,182,319

Managed Health Care–4.40%

UnitedHealth Group Inc.	46,728	4,030,290
WellPoint, Inc.	46,008	5,503,477
		9,533,767

Marine–0.70%

Diana Shipping Inc. (Greece)(b)	170,498	1,524,252

Oil & Gas Drilling–0.89%

Noble Corp. PLC	86,933	1,931,651

Pharmaceuticals–4.48%

Bristol-Myers Squibb Co.	56,809	2,907,485
Novartis AG (Switzerland)	43,934	4,137,620
Pfizer Inc.	90,054	2,662,897
		9,708,002

Property & Casualty Insurance–4.65%

Allied World Assurance Co. Holdings AG	45,660	1,682,114
Allstate Corp. (The)	96,802	5,940,739
Chubb Corp. (The)	27,054	2,464,078
		10,086,931

Regional Banks–2.06%

Investors Bancorp, Inc.	166,781	1,689,492

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Regional Banks–(continued)

Zions Bancorp.	95,600	$ 2,778,136
		4,467,628

Steel–1.38%

POSCO -ADR (South Korea)	39,583	3,004,350

Systems Software–1.91%

Oracle Corp.	108,162	4,140,441

Technology Distributors–1.62%

CDW Corp.	113,001	3,508,681

Technology Hardware, Storage & Peripherals–1.53%

Hewlett-Packard Co.	93,699	3,323,504

Wireless Telecommunication Services–0.63%

Vodafone Group PLC –ADR (United Kingdom)	41,244	1,356,515
Total Common Stocks & Other Equity Interests (Cost $146,151,270)		210,597,763

Money Market Funds–2.89%

Liquid Assets Portfolio – Institutional Class (d)	3,137,044	3,137,044
Premier Portfolio – Institutional Class (d)	3,137,044	3,137,044
Total Money Market Funds (Cost $6,274,088)		6,274,088
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.98% (Cost $152,425,358)		216,871,851

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.26%

Liquid Assets Portfolio - Institutional Class (Cost $2,727,440)(d)(e)	2,727,440	2,727,440
TOTAL INVESTMENTS–101.24% (Cost $155,152,798)		219,599,291
OTHER ASSETS LESS LIABILITIES–(1.24)%		(2,684,569)
NET ASSETS–100.00%		$ 216,914,722

Investment Abbreviations:

ADR            —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of September 30, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$2,580,477	$(2,580,477)	$ --

* Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

September 30, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign

Invesco V.I. Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time, or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of September 30, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Value Opportunities Fund

During the nine months ended September 30, 2014, there were transfers from Level 1 to Level 2 of $4,137,620 and from Level 2 to Level 1 of $3,441,815, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$215,461,671	$4,137,620	$--	$219,599,291

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2014 was $25,667,809 and $46,877,293, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$70,642,806
Aggregate unrealized (depreciation) of investment securities	(7,311,975)
Net unrealized appreciation of investment securities	$63,330,831
Cost of investments for tax purposes is $156,268,460.

Invesco V.I. Value Opportunities Fund

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 28, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 28, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 28, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.